Index

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

All other schedules to the statutory financial statements required by Article 7 of Regulation S-X are not required under the related instructions or are inapplicable and therefore have been omitted.

Protective Variable Life Separate Account of
Protective Life Insurance Company

Financial Statements as of and for the Year Ended December 31, 2022 and Report of Independent
Registered Public Accounting Firm

Report of Independent Registered Public Accounting Firm

To the Policy Owners of Protective Variable Life Separate Account and the Board of Directors of
Protective Life Insurance Company:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the subaccounts listed in Appendix A that comprise Protective Variable Life Separate Account (the Separate Account) as of December 31, 2022, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the four-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Separate Account as of December 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended, in conformity with U.S. generally accepted accounting principles. The financial highlights for the year ended December 31, 2018 were audited by other independent registered public accountants whose report, dated April 22, 2019, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2022, by correspondence with the underlying mutual funds or their transfer agents; when replies were not received, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more Protective Life Insurance Company separate accounts since 2019.

Birmingham, Alabama
April 18, 2023

Appendix A

The subaccounts that comprise Protective Variable Life Separate Account were audited according to varying periods as defined in the table below:

Subaccounts	Statement of Assets and Liabilities	Statement of Operations	Statements of Changes in Net Assets
American Funds IS Asset Allocation Class 2	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
American Funds IS Asset Allocation I	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
American Funds IS Global Growth 1	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
American Funds IS Global Growth Class 2	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
American Funds IS Global Small Capitalization Class 2	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
American Funds IS Growth Class 2	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
American Funds IS Growth I	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
American Funds IS Growth-Income 1	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
American Funds IS International Class 2	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
American Funds IS New World Class 2	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
American Funds IS New World I	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022

American Funds IS Washington Mutual Investors Fund II	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Calvert VP SRI Balanced	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
ClearBridge Variable Mid Cap Portfolio II	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
ClearBridge Variable Small Cap Growth I	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
ClearBridge Variable Small Cap Growth II	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
DFA VA International Small	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
DFA VA International Value	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
DFA VA US Large Value	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
DFA VIT Inflation Protected Securities	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Fidelity Contrafund Portfolio SC	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Fidelity Equity Income SC	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Fidelity Freedom Fund - 2015 Maturity SC	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Fidelity Freedom Fund - 2020 Maturity SC	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022

Fidelity Growth Portfolio SC	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Fidelity Index 500 Portfolio SC	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Fidelity Investment Grade Bonds SC	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Fidelity Mid Cap SC	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Fidelity VIP Growth Opportunities IC	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Fidelity VIP Index 500 IC	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Fidelity VIP Investment Grade BD IC	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Fidelity VIP Mid Cap IC	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Franklin Dynatech VIP Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Franklin Growth & Income VIP 1	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Franklin Income VIP 1	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Franklin Income VIP CL 2	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Franklin Mutual Shares VIP CL 2	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022

Franklin Rising Dividend VIP CL 2	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Franklin Small Cap Value VIP CL 2	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Franklin Small-Mid Cap Growth VIP CL 2	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Franklin US Government Securities VIP CL 2	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Goldman Sachs International Equity Insights	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Goldman Sachs International Equity Insights SC	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Goldman Sachs Large Cap Value	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Goldman Sachs Large Cap Value Fund SC	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Goldman Sachs Mid Cap Value	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Goldman Sachs Mid Cap Value SC	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Goldman Sachs Small Cap Equity Insights	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Goldman Sachs Small Cap Equity Insights SC	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Goldman Sachs Strategic Growth	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022

Goldman Sachs Strategic Growth SC	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Goldman Sachs US Equity Insights	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Goldman Sachs US Equity Insights SC	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Goldman Sachs VIT Core Fixed Income	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Goldman Sachs VIT Core Fixed Income SC	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Goldman Sachs VIT Mid Cap Growth Opportunities SC	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Invesco V.I. American Franchise	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Invesco V.I. American Value II	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Invesco V.I. Balanced Risk Allocation II	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Invesco V.I. Capital Appreciation Fund I	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Invesco V.I. Comstock I	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Invesco V.I. Discovery Mid Cap Growth Fund I	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Invesco V.I. Discovery Mid Cap Growth Fund II	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022

Invesco V.I. Diversified Dividend	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Invesco V.I. Equity and Income II	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Invesco V.I. EQV International Growth II	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Invesco V.I. Global Fund I	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Invesco V.I. Global Real Estate II	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Invesco V.I. Global Strategic Income Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Invesco V.I. Government Securities II	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Invesco V.I. Growth & Income I	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Invesco V.I. Main Street Fund I	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Invesco V.I. Small Cap Equity II	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Invesco V.I. U.S. Government Money Fund I	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Lord Abbett Bond Debenture VC	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Lord Abbett Dividend Growth Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022

Lord Abbett Growth & Income VC	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Lord Abbett Growth Opportunities VC	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Lord Abbett Mid Cap Stock VC	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Lord Abbett Series Fundamental Equity VC	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
MFS Growth Series IC	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
MFS Investors Trust IC	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
MFS New Discovery IC	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
MFS Research IC	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
MFS Total Return IC	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
MFS Utilities IC	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
MFS VIT II Emerging Markets Equity SC	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
MFS VIT II International Value SC	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
MFS VIT II MA Investors Growth Stock IC	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022

MFS VIT Total Return Bond SC	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
MFS VIT Value SC	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Morgan Stanley VIF, Inc. Global Real Estate II	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
PIMCO International Bond Institutional	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
PIMCO Short-Term Institutional	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
PIMCO Total Return Institutional	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
PIMCO VIT All Asset Advisor	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
PIMCO VIT Long-Term US Government Advisor	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
PIMCO VIT Low Duration Advisor	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
PIMCO VIT Real Return Advisor	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
PIMCO VIT Short-Term Advisor	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
PIMCO VIT Total Return Advisor	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Royce Capital Fund Micro-Cap SC	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022

Royce Capital Fund Small-Cap SC	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Royce Capital Small-Cap Inv	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Templeton Developing Markets VIP	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Templeton Developing Markets VIP CL 2	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Templeton Foreign VIP CL 2	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Templeton Global Bond VIP Fund CL 2	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Templeton Growth VIP CL 2	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
TOPS Aggressive Growth ETF Class 2	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
TOPS Aggressive Growth ETF1	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
TOPS Balanced ETF Class 2	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
TOPS Conservative ETF Class 2	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
TOPS Conservative ETF1	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
TOPS Growth ETF Class 2	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022

TOPS Growth ETF1	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
TOPS Moderate Growth ETF Class 2	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
TOPS Moderate Growth ETF1	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Vanguard VIF Capital Growth	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Vanguard VIF Equity Income	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Vanguard VIF Equity Index	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Vanguard VIF International	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Vanguard VIF Mid-Cap Index	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Vanguard VIF Real Estate Index	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Vanguard VIF Short Term Invmt Grade	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Vanguard VIF Total Bond Market Index	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Vanguard VIF Total Stock Market Index	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2022

	SUBACCOUNTS
($ in thousands)	American Funds IS Asset Allocation Class 2	American Funds IS Asset Allocation I	American Funds IS Global Growth 1	American Funds IS Global Growth Class 2	American Funds IS Global Small Capitalization Class 2	American Funds IS Growth Class 2	American Funds IS Growth I

ASSETS:
Investments at fair value (1)	$4,079	$4,133	$12,893	$3,003	$2,058	$7,520	$7,218

Receivable from the policies	2	0	34	2	0	3	1
Receivable from the fund manager	-	-	-	-	-	-	-
Receivable from the Company	-	-	5	-	-	-	-
Total receivables	2	0	39	2	0	3	1

Total assets	4,081	4,133	12,932	3,005	2,058	7,523	7,219

LIABILITIES:
Payable to the policies	-	-	-	-	-	-	-
Payable to the fund manager	2	0	34	2	0	3	1
Payable to the Company	-	-	-	-	-	2	-
Total liabilities	2	0	34	2	0	6	1

NET ASSETS	$4,079	$4,133	$12,898	$3,003	$2,058	$7,518	$7,218

Fair value per share (NAV)	$21.91	$22.20	$30.18	$29.79	$15.30	$75.40	$76.29
Shares outstanding in the Separate Account	186	186	427	101	135	100	95

(1) Investments in mutual fund shares, at cost	$4,297	$4,846	$15,290	$3,174	$2,666	$7,879	$9,556

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2022

	SUBACCOUNTS
($ in thousands)	American Funds IS Growth- Income 1	American Funds IS International Class 2	American Funds IS New World Class 2	American Funds IS New World I	American Funds IS Washington Mutual Investors Fund II	Calvert VP SRI Balanced	ClearBridge Variable Mid Cap Portfolio II

ASSETS:
Investments at fair value (1)	$6,231	$2,543	$1,509	$10,933	$7,337	$54	$2,340

Receivable from the policies	1	0	1	34	1	-	0
Receivable from the fund manager	-	-	-	-	-	-	-
Receivable from the Company	-	-	-	5	-	-	-
Total receivables	1	0	1	40	1	-	0

Total assets	6,232	2,543	1,510	10,972	7,338	54	2,341

LIABILITIES:
Payable to the policies	-	-	-	-	-	-	-
Payable to the fund manager	1	0	1	34	1	-	0
Payable to the Company	-	-	-	-	1	-	-
Total liabilities	1	0	1	34	2	-	0

NET ASSETS	$6,231	$2,543	$1,509	$10,938	$7,336	$54	$2,340

Fair value per share (NAV)	$50.21	$15.23	$22.02	$22.30	$12.46	$2.07	$20.17
Shares outstanding in the Separate Account	124	167	69	490	589	26	116

(1) Investments in mutual fund shares, at cost	$7,242	$3,111	$1,700	$12,806	$7,803	$56	$2,237

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2022

	SUBACCOUNTS
($ in thousands)	ClearBridge Variable Small Cap Growth I	ClearBridge Variable Small Cap Growth II	DFA VA International Small	DFA VA International Value	DFA VA US Large Value	DFA VIT Inflation Protected Securities	Fidelity Contrafund Portfolio SC

ASSETS:
Investments at fair value (1)	$6,612	$1,658	$2,558	$746	$974	$2,895	$41,559

Receivable from the policies	17	0	5	0	0	13	-
Receivable from the fund manager	-	-	-	-	-	-	23
Receivable from the Company	2	-	-	-	-	3	-
Total receivables	19	0	5	0	0	15	23

Total assets	6,632	1,658	2,563	746	974	2,910	41,581

LIABILITIES:
Payable to the policies	-	-	-	-	-	-	23
Payable to the fund manager	17	0	5	0	0	13	-
Payable to the Company	-	-	1	-	-	-	4
Total liabilities	17	0	5	0	0	13	26

NET ASSETS	$6,614	$1,658	$2,558	$746	$974	$2,898	$41,555

Fair value per share (NAV)	$25.23	$23.39	$10.75	$12.24	$30.43	$9.06	$37.63
Shares outstanding in the Separate Account	262	71	238	61	32	320	1,104

(1) Investments in mutual fund shares, at cost	$7,969	$1,716	$2,839	$788	$1,011	$3,404	$34,200

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2022

	SUBACCOUNTS
($ in thousands)	Fidelity Equity Income SC	Fidelity Freedom Fund - 2015 Maturity SC	Fidelity Freedom Fund - 2020 Maturity SC	Fidelity Growth Portfolio SC	Fidelity Index 500 Portfolio SC	Fidelity Investment Grade Bonds SC	Fidelity Mid Cap SC

ASSETS:
Investments at fair value (1)	$3,496	$437	$791	$2,788	$28,280	$13,603	$23,755

Receivable from the policies	-	-	-	2	1	1	-
Receivable from the fund manager	-	-	-	-	-	-	14
Receivable from the Company	-	-	-	-	-	-	-
Total receivables	-	-	-	2	1	1	14

Total assets	3,496	437	791	2,791	28,281	13,604	23,769

LIABILITIES:
Payable to the policies	-	-	-	-	-	-	14
Payable to the fund manager	-	-	-	2	1	1	-
Payable to the Company	40	-	-	32	4	-	10
Total liabilities	40	-	-	34	5	1	24

NET ASSETS	$3,456	$437	$791	$2,756	$28,276	$13,603	$23,745

Fair value per share (NAV)	$23.38	$10.92	$11.51	$70.98	$373.19	$10.65	$32.25
Shares outstanding in the Separate Account	150	40	69	39	76	1,277	737

(1) Investments in mutual fund shares, at cost	$3,500	$442	$738	$1,707	$14,733	$16,376	$24,336

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2022

	SUBACCOUNTS
($ in thousands)	Fidelity VIP Growth Opportunities IC	Fidelity VIP Index 500 IC	Fidelity VIP Investment Grade BD IC	Fidelity VIP Mid Cap IC	Franklin Dynatech VIP Fund	Franklin Growth & Income VIP 1	Franklin Income VIP 1

ASSETS:
Investments at fair value (1)	$1,994	$20,133	$3,525	$2,504	$4,711	$6,203	$638

Receivable from the policies	0	66	13	0	2	17	0
Receivable from the fund manager	-	-	-	-	-	-	-
Receivable from the Company	-	7	2	-	-	3	-
Total receivables	0	73	15	0	2	20	0

Total assets	1,994	20,205	3,540	2,504	4,712	6,223	638

LIABILITIES:
Payable to the policies	-	-	-	-	-	-	-
Payable to the fund manager	0	66	13	0	2	17	0
Payable to the Company	-	-	-	-	-	-	-
Total liabilities	0	66	13	0	2	17	0

NET ASSETS	$1,994	$20,140	$3,527	$2,504	$4,711	$6,206	$638

Fair value per share (NAV)	$41.03	$374.78	$10.80	$32.72	$2.97	$6.64	$15.39
Shares outstanding in the Separate Account	49	54	326	77	1,586	934	41

(1) Investments in mutual fund shares, at cost	$2,950	$21,678	$4,036	$2,985	$8,690	$7,983	$663

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2022

	SUBACCOUNTS
($ in thousands)	Franklin Income VIP CL 2	Franklin Mutual Shares VIP CL 2	Franklin Rising Dividend VIP CL 2	Franklin Small Cap Value VIP CL 2	Franklin Small-Mid Cap Growth VIP CL 2	Franklin US Government Securities VIP CL 2	Goldman Sachs International Equity Insights

ASSETS:
Investments at fair value (1)	$18,661	$47,064	$25,607	$4,854	$5,022	$14,705	$6,229

Receivable from the policies	-	-	2	0	1	1	1
Receivable from the fund manager	45	31	-	-	-	-	-
Receivable from the Company	-	-	-	-	-	-	-
Total receivables	45	31	2	0	1	1	1

Total assets	18,706	47,096	25,610	4,854	5,023	14,706	6,230

LIABILITIES:
Payable to the policies	45	31	-	-	-	-	-
Payable to the fund manager	-	-	2	0	1	1	1
Payable to the Company	3	19	5	1	0	8	7
Total liabilities	48	50	8	1	1	9	8

NET ASSETS	$18,658	$47,045	$25,602	$4,853	$5,022	$14,697	$6,222

Fair value per share (NAV)	$14.73	$15.16	$27.03	$12.53	$10.51	$10.19	$7.66
Shares outstanding in the Separate Account	1,267	3,105	947	387	478	1,443	813

(1) Investments in mutual fund shares, at cost	$18,991	$53,557	$20,990	$5,931	$7,747	$17,954	$9,488

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2022

	SUBACCOUNTS
($ in thousands)	Goldman Sachs International Equity Insights SC	Goldman Sachs Large Cap Value	Goldman Sachs Large Cap Value Fund SC	Goldman Sachs Mid Cap Value	Goldman Sachs Mid Cap Value SC	Goldman Sachs Small Cap Equity Insights	Goldman Sachs Small Cap Equity Insights SC

ASSETS:
Investments at fair value (1)	$2,672	$13,854	$2,670	$9,468	$6,747	$8,235	$534

Receivable from the policies	0	-	0	18	1	0	-
Receivable from the fund manager	-	17	-	-	-	-	0
Receivable from the Company	-	-	-	7	-	-	-
Total receivables	0	17	0	25	1	0	0

Total assets	2,672	13,871	2,670	9,493	6,747	8,235	534

LIABILITIES:
Payable to the policies	-	17	-	-	-	-	0
Payable to the fund manager	0	-	0	18	1	0	-
Payable to the Company	-	13	-	-	5	22	-
Total liabilities	0	31	0	18	6	22	0

NET ASSETS	$2,672	$13,841	$2,670	$9,475	$6,741	$8,213	$534

Fair value per share (NAV)	$7.70	$8.34	$8.35	$14.89	$15.07	$10.40	$10.27
Shares outstanding in the Separate Account	347	1,661	320	636	448	792	52

(1) Investments in mutual fund shares, at cost	$2,892	$17,434	$3,046	$10,961	$7,179	$10,512	$532

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2022

	SUBACCOUNTS
($ in thousands)	Goldman Sachs Strategic Growth	Goldman Sachs Strategic Growth SC	Goldman Sachs US Equity Insights	Goldman Sachs US Equity Insights SC	Goldman Sachs VIT Core Fixed Income	Goldman Sachs VIT Core Fixed Income SC	Goldman Sachs VIT Mid Cap Growth Opportunities SC

ASSETS:
Investments at fair value (1)	$13,564	$5,439	$11,030	$114	$9,231	$821	$2,606

Receivable from the policies	-	1	2	0	34	0	0
Receivable from the fund manager	1	-	-	-	-	-	-
Receivable from the Company	-	-	-	-	5	-	-
Total receivables	1	1	2	0	39	0	0

Total assets	13,565	5,439	11,032	114	9,270	821	2,606

LIABILITIES:
Payable to the policies	1	-	-	-	-	-	-
Payable to the fund manager	-	1	2	0	34	0	0
Payable to the Company	172	2	117	-	-	-	1
Total liabilities	173	2	119	0	34	0	1

NET ASSETS	$13,392	$5,437	$10,914	$114	$9,236	$821	$2,605

Fair value per share (NAV)	$9.20	$9.12	$15.88	$16.02	$9.41	$9.40	$8.68
Shares outstanding in the Separate Account	1,474	596	695	7	981	87	300

(1) Investments in mutual fund shares, at cost	$17,222	$7,045	$11,320	$82	$10,064	$929	$4,419

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2022

	SUBACCOUNTS
($ in thousands)	Invesco V.I. American Franchise	Invesco V.I. American Value II	Invesco V.I. Balanced Risk Allocation II	Invesco V.I. Capital Appreciation Fund I	Invesco V.I. Comstock I	Invesco V.I. Discovery Mid Cap Growth Fund I	Invesco V.I. Discovery Mid Cap Growth Fund II

ASSETS:
Investments at fair value (1)	$5,569	$4,773	$549	$11,889	$46,599	$9,864	$375

Receivable from the policies	0	-	-	1	-	0	0
Receivable from the fund manager	-	1	-	-	18	-	-
Receivable from the Company	-	-	-	-	-	-	-
Total receivables	0	1	-	1	18	0	0

Total assets	5,570	4,774	549	11,890	46,617	9,865	375

LIABILITIES:
Payable to the policies	-	1	-	-	18	-	-
Payable to the fund manager	0	-	-	1	-	0	0
Payable to the Company	36	1	-	103	15	9	-
Total liabilities	36	2	-	103	33	9	0

NET ASSETS	$5,533	$4,772	$549	$11,786	$46,584	$9,855	$375

Fair value per share (NAV)	$42.84	$15.48	$7.97	$34.77	$20.34	$55.51	$47.86
Shares outstanding in the Separate Account	130	308	69	342	2,291	178	8

(1) Investments in mutual fund shares, at cost	$5,738	$5,138	$739	$14,343	$30,505	$12,509	$513

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2022

	SUBACCOUNTS
($ in thousands)	Invesco V.I. Diversified Dividend	Invesco V.I. Equity and Income II	Invesco V.I. EQV International Growth II	Invesco V.I. Global Fund I	Invesco V.I. Global Real Estate II	Invesco V.I. Global Strategic Income Fund	Invesco V.I. Government Securities II

ASSETS:
Investments at fair value (1)	$1,442	$30,585	$9,972	$26,114	$809	$12,614	$4,783

Receivable from the policies	0	-	-	2	-	-	-
Receivable from the fund manager	-	15	4	-	1	3	0
Receivable from the Company	-	-	-	-	-	-	-
Total receivables	0	15	4	2	1	3	0

Total assets	1,442	30,599	9,977	26,116	810	12,617	4,783

LIABILITIES:
Payable to the policies	-	15	4	-	1	3	0
Payable to the fund manager	0	-	-	2	-	-	-
Payable to the Company	-	1,146	1	12	-	5	16
Total liabilities	0	1,161	6	15	1	9	16

NET ASSETS	$1,442	$29,438	$9,971	$26,102	$809	$12,609	$4,766

Fair value per share (NAV)	$24.99	$16.03	$28.42	$31.10	$12.72	$3.94	$9.98
Shares outstanding in the Separate Account	58	1,908	351	840	64	3,201	479

(1) Investments in mutual fund shares, at cost	$1,616	$28,429	$11,737	$27,508	$985	$15,763	$5,578

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2022

	SUBACCOUNTS
($ in thousands)	Invesco V.I. Growth & Income I	Invesco V.I. Main Street Fund I	Invesco V.I. Small Cap Equity II	Invesco V.I. U.S. Government Money Fund I	Lord Abbett Bond Debenture VC	Lord Abbett Dividend Growth Fund	Lord Abbett Growth & Income VC

ASSETS:
Investments at fair value (1)	$46,042	$10,130	$2,590	$9,718	$33,886	$16,220	$17,528

Receivable from the policies	-	-	-	-	8	5	0
Receivable from the fund manager	0	17	2	0	-	-	-
Receivable from the Company	-	-	-	-	-	-	-
Total receivables	0	17	2	0	8	5	0

Total assets	46,042	10,147	2,592	9,719	33,895	16,225	17,528

LIABILITIES:
Payable to the policies	0	17	2	0	-	-	-
Payable to the fund manager	-	-	-	-	8	5	0
Payable to the Company	14	7	-	8	12	1	18
Total liabilities	14	24	2	8	21	5	19

NET ASSETS	$46,028	$10,123	$2,590	$9,711	$33,874	$16,219	$17,510

Fair value per share (NAV)	$19.78	$16.12	$13.63	$1.00	$10.20	$14.86	$32.80
Shares outstanding in the Separate Account	2,328	628	190	9,718	3,322	1,092	534

(1) Investments in mutual fund shares, at cost	$44,126	$12,445	$3,398	$9,718	$39,315	$16,533	$13,523

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2022

	SUBACCOUNTS
($ in thousands)	Lord Abbett Growth Opportunities VC	Lord Abbett Mid Cap Stock VC	Lord Abbett Series Fundamental Equity VC	MFS Growth Series IC	MFS Investors Trust IC	MFS New Discovery IC	MFS Research IC

ASSETS:
Investments at fair value (1)	$4,152	$17,348	$10,075	$16,974	$11,271	$7,589	$11,057

Receivable from the policies	0	-	1	-	-	1	0
Receivable from the fund manager	-	16	-	4	2	-	-
Receivable from the Company	-	-	-	-	-	-	-
Total receivables	0	16	1	4	2	1	0

Total assets	4,152	17,364	10,076	16,978	11,273	7,590	11,057

LIABILITIES:
Payable to the policies	-	16	-	4	2	-	-
Payable to the fund manager	0	-	1	-	-	1	0
Payable to the Company	-	3	5	11	130	10	-
Total liabilities	0	20	6	16	132	11	0

NET ASSETS	$4,152	$17,344	$10,070	$16,962	$11,141	$7,579	$11,057

Fair value per share (NAV)	$8.06	$23.08	$15.16	$48.02	$32.27	$11.31	$27.74
Shares outstanding in the Separate Account	515	752	665	353	349	671	399

(1) Investments in mutual fund shares, at cost	$6,535	$15,003	$11,326	$14,099	$8,137	$10,723	$9,069

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2022

	SUBACCOUNTS
($ in thousands)	MFS Total Return IC	MFS Utilities IC	MFS VIT II Emerging Markets Equity SC	MFS VIT II International Value SC	MFS VIT II MA Investors Growth Stock IC	MFS VIT Total Return Bond SC	MFS VIT Value SC

ASSETS:
Investments at fair value (1)	$19,735	$5,447	$588	$6,916	$5,128	$14,249	$18,979

Receivable from the policies	0	0	0	-	0	-	-
Receivable from the fund manager	-	-	-	4	-	8	3
Receivable from the Company	-	-	-	-	-	-	-
Total receivables	0	0	0	4	0	8	3

Total assets	19,736	5,447	588	6,919	5,128	14,257	18,981

LIABILITIES:
Payable to the policies	-	-	-	4	-	8	3
Payable to the fund manager	0	0	0	-	0	-	-
Payable to the Company	10	-	-	2	-	7	16
Total liabilities	11	0	0	5	0	16	19

NET ASSETS	$19,725	$5,447	$588	$6,914	$5,128	$14,241	$18,962

Fair value per share (NAV)	$22.49	$36.32	$11.19	$26.75	$19.29	$11.04	$21.03
Shares outstanding in the Separate Account	878	150	53	259	266	1,291	902

(1) Investments in mutual fund shares, at cost	$17,488	$3,495	$728	$5,877	$5,003	$16,898	$15,369

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2022

	SUBACCOUNTS
($ in thousands)	Morgan Stanley VIF, Inc. Global Real Estate II	PIMCO International Bond Institutional	PIMCO Short-Term Institutional	PIMCO Total Return Institutional	PIMCO VIT All Asset Advisor	PIMCO VIT Long-Term US Government Advisor	PIMCO VIT Low Duration Advisor

ASSETS:
Investments at fair value (1)	$554	$3,193	$683	$3,617	$161	$698	$2,123

Receivable from the policies	-	13	-	0	-	-	0
Receivable from the fund manager	12	-	-	-	-	-	-
Receivable from the Company	-	3	-	0	-	-	-
Total receivables	12	15	-	0	-	-	0

Total assets	566	3,209	683	3,617	161	698	2,123

LIABILITIES:
Payable to the policies	12	-	-	-	-	-	-
Payable to the fund manager	-	13	-	0	-	-	0
Payable to the Company	-	-	-	-	-	-	-
Total liabilities	12	13	-	0	-	-	0

NET ASSETS	$554	$3,196	$683	$3,617	$161	$698	$2,123

Fair value per share (NAV)	$6.96	$9.51	$10.10	$8.98	$8.76	$7.83	$9.48
Shares outstanding in the Separate Account	80	336	68	403	18	89	224

(1) Investments in mutual fund shares, at cost	$626	$3,464	$690	$4,155	$201	$1,035	$2,336

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2022

	SUBACCOUNTS
($ in thousands)	PIMCO VIT Real Return Advisor	PIMCO VIT Short-Term Advisor	PIMCO VIT Total Return Advisor	Royce Capital Fund Micro-Cap SC	Royce Capital Fund Small-Cap SC	Royce Capital Small-Cap Inv	Templeton Developing Markets VIP

ASSETS:
Investments at fair value (1)	$11,158	$2,448	$27,145	$1,007	$9,625	$704	$268

Receivable from the policies	1	0	2	1	1	0	-
Receivable from the fund manager	-	-	-	-	-	-	-
Receivable from the Company	-	-	-	-	-	-	-
Total receivables	1	0	2	1	1	0	-

Total assets	11,159	2,448	27,147	1,008	9,626	704	268

LIABILITIES:
Payable to the policies	-	-	-	-	-	-	-
Payable to the fund manager	1	0	2	1	1	0	-
Payable to the Company	7	-	12	-	4	-	-
Total liabilities	8	0	14	1	5	0	-

NET ASSETS	$11,151	$2,448	$27,132	$1,007	$9,620	$704	$268

Fair value per share (NAV)	$11.50	$10.10	$8.98	$7.49	$8.18	$8.36	$7.53
Shares outstanding in the Separate Account	970	242	3,023	134	1,177	84	36

(1) Investments in mutual fund shares, at cost	$12,509	$2,496	$33,274	$1,363	$10,301	$719	$332

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2022

	SUBACCOUNTS
($ in thousands)	Templeton Developing Markets VIP CL 2	Templeton Foreign VIP CL 2	Templeton Global Bond VIP Fund CL 2	Templeton Growth VIP CL 2	TOPS Aggressive Growth ETF Class 2	TOPS Aggressive Growth ETF1	TOPS Balanced ETF Class 2

ASSETS:
Investments at fair value (1)	$1,391	$9,517	$11,612	$14,951	$97	$430	$97

Receivable from the policies	0	0	0	-	-	0	-
Receivable from the fund manager	-	-	-	20	-	-	0
Receivable from the Company	-	-	-	-	-	0	-
Total receivables	0	0	0	20	-	0	0

Total assets	1,392	9,518	11,612	14,971	97	430	97

LIABILITIES:
Payable to the policies	-	-	-	20	-	-	0
Payable to the fund manager	0	0	0	-	-	0	-
Payable to the Company	-	1	-	5	-	-	-
Total liabilities	0	1	0	25	-	0	0

NET ASSETS	$1,391	$9,517	$11,612	$14,946	$97	$430	$97

Fair value per share (NAV)	$7.46	$12.17	$12.48	$10.24	$16.28	$16.51	$12.42
Shares outstanding in the Separate Account	187	782	930	1,460	6	26	8

(1) Investments in mutual fund shares, at cost	$1,573	$11,314	$15,400	$17,740	$83	$463	$94

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2022

	SUBACCOUNTS
($ in thousands)	TOPS Conservative ETF Class 2	TOPS Conservative ETF1	TOPS Growth ETF Class 2	TOPS Growth ETF1	TOPS Moderate Growth ETF Class 2	TOPS Moderate Growth ETF1	Vanguard VIF Capital Growth

ASSETS:
Investments at fair value (1)	$28	$180	$2,131	$3,085	$252	$3,117	$10,411

Receivable from the policies	-	0	0	1	-	16	34
Receivable from the fund manager	0	-	-	-	-	-	-
Receivable from the Company	-	-	-	-	-	4	6
Total receivables	0	0	0	1	-	20	40

Total assets	28	180	2,131	3,086	252	3,137	10,451

LIABILITIES:
Payable to the policies	0	-	-	-	-	-	-
Payable to the fund manager	-	0	0	1	-	16	34
Payable to the Company	-	0	-	0	-	-	-
Total liabilities	0	1	0	1	-	16	34

NET ASSETS	$28	$180	$2,131	$3,085	$252	$3,121	$10,417

Fair value per share (NAV)	$11.89	$12.01	$15.97	$16.36	$12.60	$13.16	$38.81
Shares outstanding in the Separate Account	2	15	133	189	20	237	268

(1) Investments in mutual fund shares, at cost	$28	$199	$2,021	$3,244	$246	$3,357	$11,478

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2022

	SUBACCOUNTS
($ in thousands)	Vanguard VIF Equity Income	Vanguard VIF Equity Index	Vanguard VIF International	Vanguard VIF Mid-Cap Index	Vanguard VIF Real Estate Index	Vanguard VIF Short Term Invmt Grade	Vanguard VIF Total Bond Market Index

ASSETS:
Investments at fair value (1)	$2,034	$56	$1,271	$52	$514	$10,079	$586

Receivable from the policies	0	-	0	-	-	34	-
Receivable from the fund manager	-	-	-	-	-	-	-
Receivable from the Company	-	-	-	-	-	4	-
Total receivables	0	-	0	-	-	38	-

Total assets	2,035	56	1,272	52	514	10,117	586

LIABILITIES:
Payable to the policies	-	-	-	-	-	-	-
Payable to the fund manager	0	-	0	-	-	34	-
Payable to the Company	-	-	-	-	-	-	-
Total liabilities	0	-	0	-	-	34	-

NET ASSETS	$2,034	$56	$1,271	$52	$514	$10,083	$586

Fair value per share (NAV)	$24.11	$50.74	$22.52	$21.38	$11.53	$9.92	$10.32
Shares outstanding in the Separate Account	84	1	56	2	45	1,016	57

(1) Investments in mutual fund shares, at cost	$2,136	$57	$1,807	$56	$622	$10,478	$683

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2022

($ in thousands)	Vanguard VIF Total Stock Market Index

ASSETS:
Investments at fair value (1)	$1,037

Receivable from the policies	-
Receivable from the fund manager	-
Receivable from the Company	-
Total receivables	-

Total assets	1,037

LIABILITIES:
Payable to the policies	-
Payable to the fund manager	-
Payable to the Company	-
Total liabilities	-

NET ASSETS	$1,037

Fair value per share (NAV)	$42.30
Shares outstanding in the Separate Account	25

(1) Investments in mutual fund shares, at cost	$1,122

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Concluded)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

($ in thousands)	American Funds IS Asset Allocation Class 2	American Funds IS Asset Allocation I	American Funds IS Global Growth 1	American Funds IS Global Growth Class 2	American Funds IS Global Small Capitalization Class 2	American Funds IS Growth Class 2	American Funds IS Growth I

INVESTMENT INCOME:
Dividend income	$80	$86	$109	$21	$-	$27	$42

TOTAL INVESTMENT INCOME	80	86	109	21	-	27	42

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(1)	(1)	(1)	(1)	(2)	0	(2)
Capital gain distributions	429	335	882	336	672	1,166	762

Net realized gain (loss) on investments	428	334	881	334	671	1,166	760

Change in net unrealized appreciation (depreciation) on investments	(1,129)	(837)	(2,675)	(1,270)	(1,425)	(4,246)	(2,641)

Net realized and unrealized gain (loss) on investments	(701)	(503)	(1,794)	(936)	(754)	(3,080)	(1,881)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(621)	$(417)	$(1,685)	$(915)	$(754)	$(3,054)	$(1,838)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

($ in thousands)	American Funds IS Growth- Income 1	American Funds IS International Class 2	American Funds IS New World Class 2	American Funds IS New World I	American Funds IS Washington Mutual Investors Fund II	Calvert VP SRI Balanced	ClearBridge Variable Mid Cap Portfolio II

INVESTMENT INCOME:
Dividend income	$93	$46	$20	$149	$142	$1	$2

TOTAL INVESTMENT INCOME	93	46	20	149	142	1	2

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(32)	(0)	(2)	(1)	2	(0)	7
Capital gain distributions	456	361	135	566	1,642	5	156

Net realized gain (loss) on investments	423	360	132	565	1,645	5	163

Change in net unrealized appreciation (depreciation) on investments	(1,243)	(1,048)	(527)	(1,907)	(2,445)	(16)	(944)

Net realized and unrealized gain (loss) on investments	(820)	(688)	(394)	(1,341)	(800)	(11)	(781)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(727)	$(641)	$(374)	$(1,192)	$(658)	$(10)	$(779)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

($ in thousands)	ClearBridge Variable Small Cap Growth I	ClearBridge Variable Small Cap Growth II	DFA VA International Small	DFA VA International Value	DFA VA US Large Value	DFA VIT Inflation Protected Securities	Fidelity Contrafund Portfolio SC

INVESTMENT INCOME:
Dividend income	$-	$-	$65	$28	$22	$237	$185

TOTAL INVESTMENT INCOME	-	-	65	28	22	237	185

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(0)	(5)	(0)	(1)	(0)	(0)	(32)
Capital gain distributions	88	38	44	8	12	-	2,193

Net realized gain (loss) on investments	88	33	44	7	11	(0)	2,161

Change in net unrealized appreciation (depreciation) on investments	(1,207)	(710)	(268)	(45)	(48)	(476)	(17,097)

Net realized and unrealized gain (loss) on investments	(1,119)	(677)	(224)	(38)	(37)	(476)	(14,936)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,119)	$(677)	$(159)	$(9)	$(15)	$(239)	$(14,751)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

($ in thousands)	Fidelity Equity Income SC	Fidelity Freedom Fund - 2015 Maturity SC	Fidelity Freedom Fund - 2020 Maturity SC	Fidelity Growth Portfolio SC	Fidelity Index 500 Portfolio SC	Fidelity Investment Grade Bonds SC	Fidelity Mid Cap SC

INVESTMENT INCOME:
Dividend income	$65	$10	$16	$16	$416	$324	$101

TOTAL INVESTMENT INCOME	65	10	16	16	416	324	101

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(17)	(2)	(0)	(101)	(24)	(34)	(10)
Capital gain distributions	120	48	78	232	232	762	1,629

Net realized gain (loss) on investments	103	46	78	131	208	728	1,619

Change in net unrealized appreciation (depreciation) on investments	(372)	(134)	(237)	(1,143)	(6,988)	(3,131)	(5,908)

Net realized and unrealized gain (loss) on investments	(269)	(88)	(159)	(1,012)	(6,780)	(2,404)	(4,289)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(204)	$(79)	$(143)	$(996)	$(6,364)	$(2,079)	$(4,188)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

($ in thousands)	Fidelity VIP Growth Opportunities IC	Fidelity VIP Index 500 IC	Fidelity VIP Investment Grade BD IC	Fidelity VIP Mid Cap IC	Franklin Dynatech VIP Fund	Franklin Growth & Income VIP 1	Franklin Income VIP 1

INVESTMENT INCOME:
Dividend income	$-	$264	$82	$13	$-	$124	$22

TOTAL INVESTMENT INCOME	-	264	82	13	-	124	22

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(88)	(1)	(0)	(0)	(1)	(0)	0
Capital gain distributions	254	62	89	139	2,755	1,711	9

Net realized gain (loss) on investments	166	61	89	138	2,754	1,711	9

Change in net unrealized appreciation (depreciation) on investments	(953)	(2,414)	(462)	(416)	(5,612)	(1,928)	(52)

Net realized and unrealized gain (loss) on investments	(787)	(2,352)	(374)	(277)	(2,858)	(217)	(44)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(787)	$(2,088)	$(292)	$(264)	$(2,858)	$(93)	$(21)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

($ in thousands)	Franklin Income VIP CL 2	Franklin Mutual Shares VIP CL 2	Franklin Rising Dividend VIP CL 2	Franklin Small Cap Value VIP CL 2	Franklin Small-Mid Cap Growth VIP CL 2	Franklin US Government Securities VIP CL 2	Goldman Sachs International Equity Insights

INVESTMENT INCOME:
Dividend income	$960	$895	$207	$48	$-	$367	$207

TOTAL INVESTMENT INCOME	960	895	207	48	-	367	207

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	12	49	109	6	(32)	(11)	(36)
Capital gain distributions	390	5,408	3,299	913	1,372	-	-

Net realized gain (loss) on investments	402	5,457	3,408	919	1,340	(11)	(36)

Change in net unrealized appreciation (depreciation) on investments	(2,520)	(10,194)	(6,718)	(1,502)	(3,726)	(1,975)	(1,190)

Net realized and unrealized gain (loss) on investments	(2,118)	(4,738)	(3,311)	(583)	(2,386)	(1,986)	(1,226)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,158)	$(3,842)	$(3,104)	$(534)	$(2,386)	$(1,618)	$(1,019)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

($ in thousands)	Goldman Sachs International Equity Insights SC	Goldman Sachs Large Cap Value	Goldman Sachs Large Cap Value Fund SC	Goldman Sachs Mid Cap Value	Goldman Sachs Mid Cap Value SC	Goldman Sachs Small Cap Equity Insights	Goldman Sachs Small Cap Equity Insights SC

INVESTMENT INCOME:
Dividend income	$81	$192	$30	$65	$29	$28	$1

TOTAL INVESTMENT INCOME	81	192	30	65	29	28	1

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(0)	(59)	(8)	(35)	(7)	(65)	(2)
Capital gain distributions	-	1,364	262	1,404	1,024	92	6

Net realized gain (loss) on investments	(0)	1,305	255	1,370	1,017	27	4

Change in net unrealized appreciation (depreciation) on investments	(485)	(2,529)	(485)	(2,083)	(1,826)	(2,078)	(134)

Net realized and unrealized gain (loss) on investments	(485)	(1,223)	(231)	(713)	(809)	(2,051)	(130)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(404)	$(1,031)	$(200)	$(648)	$(780)	$(2,024)	$(129)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

($ in thousands)	Goldman Sachs Strategic Growth	Goldman Sachs Strategic Growth SC	Goldman Sachs US Equity Insights	Goldman Sachs US Equity Insights SC	Goldman Sachs VIT Core Fixed Income	Goldman Sachs VIT Core Fixed Income SC	Goldman Sachs VIT Mid Cap Growth Opportunities SC

INVESTMENT INCOME:
Dividend income	$-	$-	$98	$1	$96	$13	$-

TOTAL INVESTMENT INCOME	-	-	98	1	96	13	-

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(41)	(0)	(98)	(0)	(0)	(15)	5
Capital gain distributions	2,630	1,058	62	1	-	-	97

Net realized gain (loss) on investments	2,589	1,058	(35)	1	(0)	(15)	102

Change in net unrealized appreciation (depreciation) on investments	(9,134)	(3,530)	(2,892)	(29)	(805)	(143)	(991)

Net realized and unrealized gain (loss) on investments	(6,545)	(2,472)	(2,927)	(29)	(806)	(158)	(889)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(6,545)	$(2,472)	$(2,829)	$(28)	$(710)	$(145)	$(889)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

($ in thousands)	Invesco V.I. American Franchise	Invesco V.I. American Value II	Invesco V.I. Balanced Risk Allocation II	Invesco V.I. Capital Appreciation Fund I	Invesco V.I. Comstock I	Invesco V.I. Discovery Mid Cap Growth Fund I	Invesco V.I. Discovery Mid Cap Growth Fund II

INVESTMENT INCOME:
Dividend income	$-	$22	$44	$-	$764	$-	$-

TOTAL INVESTMENT INCOME	-	22	44	-	764	-	-

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(22)	53	(6)	(59)	989	(18)	0
Capital gain distributions	1,684	902	21	4,725	1,457	2,975	123

Net realized gain (loss) on investments	1,662	955	15	4,666	2,446	2,957	123

Change in net unrealized appreciation (depreciation) on investments	(4,157)	(1,127)	(160)	(9,993)	(2,692)	(7,304)	(268)

Net realized and unrealized gain (loss) on investments	(2,495)	(172)	(145)	(5,327)	(246)	(4,347)	(145)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(2,495)	$(150)	$(101)	$(5,327)	$519	$(4,347)	$(145)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

($ in thousands)	Invesco V.I. Diversified Dividend	Invesco V.I. Equity and Income II	Invesco V.I. EQV International Growth II	Invesco V.I. Global Fund I	Invesco V.I. Global Real Estate II	Invesco V.I. Global Strategic Income Fund	Invesco V.I. Government Securities II

INVESTMENT INCOME:
Dividend income	$25	$458	$148	$-	$23	$-	$87

TOTAL INVESTMENT INCOME	25	458	148	-	23	-	87

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(1)	48	4	(13)	(1)	(24)	(11)
Capital gain distributions	165	4,228	1,158	4,934	-	-	-

Net realized gain (loss) on investments	164	4,275	1,162	4,920	(1)	(24)	(11)

Change in net unrealized appreciation (depreciation) on investments	(201)	(7,351)	(3,458)	(16,238)	(282)	(1,633)	(654)

Net realized and unrealized gain (loss) on investments	(36)	(3,076)	(2,296)	(11,318)	(283)	(1,657)	(665)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(11)	$(2,618)	$(2,148)	$(11,318)	$(260)	$(1,657)	$(578)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

($ in thousands)	Invesco V.I. Growth & Income I	Invesco V.I. Main Street Fund I	Invesco V.I. Small Cap Equity II	Invesco V.I. U.S. Government Money Fund I	Lord Abbett Bond Debenture VC	Lord Abbett Dividend Growth Fund	Lord Abbett Growth & Income VC

INVESTMENT INCOME:
Dividend income	$784	$162	$-	$126	$1,580	$142	$236

TOTAL INVESTMENT INCOME	784	162	-	126	1,580	142	236

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	511	(32)	(0)	-	(13)	(11)	(63)
Capital gain distributions	4,461	4,166	540	-	94	2,342	1,436

Net realized gain (loss) on investments	4,972	4,134	540	-	81	2,331	1,373

Change in net unrealized appreciation (depreciation) on investments	(8,663)	(6,896)	(1,183)	-	(6,426)	(4,775)	(3,533)

Net realized and unrealized gain (loss) on investments	(3,691)	(2,762)	(643)	-	(6,345)	(2,444)	(2,161)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(2,907)	$(2,601)	$(643)	$126	$(4,765)	$(2,302)	$(1,925)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

($ in thousands)	Lord Abbett Growth Opportunities VC	Lord Abbett Mid Cap Stock VC	Lord Abbett Series Fundamental Equity VC	MFS Growth Series IC	MFS Investors Trust IC	MFS New Discovery IC	MFS Research IC

INVESTMENT INCOME:
Dividend income	$-	$147	$112	$-	$80	$-	$57

TOTAL INVESTMENT INCOME	-	147	112	-	80	-	57

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(9)	(39)	(0)	(1)	200	(6)	(12)
Capital gain distributions	592	1,115	1,346	2,174	1,533	2,492	1,494

Net realized gain (loss) on investments	583	1,076	1,346	2,172	1,734	2,486	1,482

Change in net unrealized appreciation (depreciation) on investments	(2,496)	(3,510)	(2,819)	(9,765)	(4,103)	(5,543)	(3,881)

Net realized and unrealized gain (loss) on investments	(1,913)	(2,434)	(1,473)	(7,593)	(2,369)	(3,057)	(2,399)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,913)	$(2,287)	$(1,361)	$(7,593)	$(2,289)	$(3,057)	$(2,341)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

($ in thousands)	MFS Total Return IC	MFS Utilities IC	MFS VIT II Emerging Markets Equity SC	MFS VIT II International Value SC	MFS VIT II MA Investors Growth Stock IC	MFS VIT Total Return Bond SC	MFS VIT Value SC

INVESTMENT INCOME:
Dividend income	$352	$132	$24	$36	$6	$377	$222

TOTAL INVESTMENT INCOME	352	132	24	36	6	377	222

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(52)	33	(0)	6	(15)	(21)	47
Capital gain distributions	1,759	209	42	315	734	178	1,170

Net realized gain (loss) on investments	1,707	241	42	321	718	157	1,217

Change in net unrealized appreciation (depreciation) on investments	(4,246)	(335)	(205)	(2,383)	(1,975)	(2,899)	(2,770)

Net realized and unrealized gain (loss) on investments	(2,539)	(94)	(162)	(2,061)	(1,257)	(2,742)	(1,553)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(2,187)	$38	$(139)	$(2,026)	$(1,251)	$(2,365)	$(1,331)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

($ in thousands)	Morgan Stanley VIF, Inc. Global Real Estate II	PIMCO International Bond Institutional	PIMCO Short-Term Institutional	PIMCO Total Return Institutional	PIMCO VIT All Asset Advisor	PIMCO VIT Long-Term US Government Advisor	PIMCO VIT Low Duration Advisor

INVESTMENT INCOME:
Dividend income	$28	$39	$10	$85	$13	$14	$34

TOTAL INVESTMENT INCOME	28	39	10	85	13	14	34

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(5)	(0)	(1)	(0)	(0)	(0)	(3)
Capital gain distributions	25	1	1	-	14	-	-

Net realized gain (loss) on investments	19	1	(0)	(0)	13	(0)	(3)

Change in net unrealized appreciation (depreciation) on investments	(247)	(251)	(6)	(504)	(48)	(272)	(166)

Net realized and unrealized gain (loss) on investments	(227)	(250)	(6)	(504)	(35)	(272)	(169)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(199)	$(212)	$4	$(419)	$(22)	$(258)	$(135)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

($ in thousands)	PIMCO VIT Real Return Advisor	PIMCO VIT Short-Term Advisor	PIMCO VIT Total Return Advisor	Royce Capital Fund Micro-Cap SC	Royce Capital Fund Small-Cap SC	Royce Capital Small-Cap Inv	Templeton Developing Markets VIP

INVESTMENT INCOME:
Dividend income	$806	$37	$712	$-	$7	$3	$6

TOTAL INVESTMENT INCOME	806	37	712	-	7	3	6

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(6)	(2)	(21)	(3)	7	(0)	(0)
Capital gain distributions	-	4	-	327	172	12	16

Net realized gain (loss) on investments	(6)	2	(21)	324	179	12	16

Change in net unrealized appreciation (depreciation) on investments	(2,318)	(46)	(5,228)	(600)	(1,174)	(41)	(62)

Net realized and unrealized gain (loss) on investments	(2,324)	(44)	(5,249)	(275)	(995)	(29)	(47)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,518)	$(7)	$(4,537)	$(275)	$(987)	$(26)	$(40)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

($ in thousands)	Templeton Developing Markets VIP CL 2	Templeton Foreign VIP CL 2	Templeton Global Bond VIP Fund CL 2	Templeton Growth VIP CL 2	TOPS Aggressive Growth ETF Class 2	TOPS Aggressive Growth ETF1	TOPS Balanced ETF Class 2

INVESTMENT INCOME:
Dividend income	$35	$292	$-	$24	$1	$6	$2

TOTAL INVESTMENT INCOME	35	292	-	24	1	6	2

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(0)	16	(25)	(32)	(2)	0	(0)
Capital gain distributions	101	-	-	-	0	0	2

Net realized gain (loss) on investments	101	16	(25)	(32)	(2)	0	1

Change in net unrealized appreciation (depreciation) on investments	(490)	(1,081)	(606)	(1,972)	(24)	(48)	(15)

Net realized and unrealized gain (loss) on investments	(389)	(1,065)	(631)	(2,004)	(26)	(48)	(14)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(354)	$(773)	$(631)	$(1,980)	$(25)	$(42)	$(12)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

($ in thousands)	TOPS Conservative ETF Class 2	TOPS Conservative ETF1	TOPS Growth ETF Class 2	TOPS Growth ETF1	TOPS Moderate Growth ETF Class 2	TOPS Moderate Growth ETF1	Vanguard VIF Capital Growth

INVESTMENT INCOME:
Dividend income	$1	$4	$30	$44	$4	$46	$43

TOTAL INVESTMENT INCOME	1	4	30	44	4	46	43

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(0)	(0)	(0)	1	(0)	(0)	(1)
Capital gain distributions	0	3	13	16	3	34	467

Net realized gain (loss) on investments	0	3	12	17	3	34	466

Change in net unrealized appreciation (depreciation) on investments	(4)	(22)	(382)	(233)	(39)	(290)	(1,318)

Net realized and unrealized gain (loss) on investments	(4)	(19)	(370)	(215)	(36)	(256)	(852)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(3)	$(16)	$(340)	$(171)	$(32)	$(210)	$(809)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

($ in thousands)	Vanguard VIF Equity Income	Vanguard VIF Equity Index	Vanguard VIF International	Vanguard VIF Mid-Cap Index	Vanguard VIF Real Estate Index	Vanguard VIF Short Term Invmt Grade	Vanguard VIF Total Bond Market Index

INVESTMENT INCOME:
Dividend income	$33	$1	$12	$1	$8	$79	$11

TOTAL INVESTMENT INCOME	33	1	12	1	8	79	11

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	0	(0)	1	0	(1)	(0)	(0)
Capital gain distributions	140	2	171	5	18	38	4

Net realized gain (loss) on investments	140	2	172	5	17	37	4

Change in net unrealized appreciation (depreciation) on investments	(154)	(13)	(506)	(16)	(168)	(376)	(93)

Net realized and unrealized gain (loss) on investments	(13)	(11)	(334)	(11)	(151)	(339)	(90)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$20	$(10)	$(323)	$(10)	$(143)	$(260)	$(79)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

($ in thousands)	Vanguard VIF Total Stock Market Index

INVESTMENT INCOME:
Dividend income	$8

TOTAL INVESTMENT INCOME	8

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(3)
Capital gain distributions	45

Net realized gain (loss) on investments	43

Change in net unrealized appreciation (depreciation) on investments	(212)

Net realized and unrealized gain (loss) on investments	(170)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(161)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Concluded)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

($ in thousands)	American Funds IS Asset Allocation Class 2	American Funds IS Asset Allocation I	American Funds IS Global Growth 1	American Funds IS Global Growth Class 2	American Funds IS Global Small Capitalization Class 2	American Funds IS Growth Class 2	American Funds IS Growth I

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$80	$86	$109	$21	$-	$27	$42
Net realized gain (loss) on investments	428	334	881	334	671	1,166	760
Change in net unrealized appreciation (depreciation) on investments	(1,129)	(837)	(2,675)	(1,270)	(1,425)	(4,246)	(2,641)

Net increase (decrease) in net assets resulting from operations	(621)	(417)	(1,685)	(915)	(754)	(3,054)	(1,838)

POLICY TRANSACTIONS:
Policy owners' net payments	294	390	1,716	319	122	667	791
Policy maintenance charges	(157)	(261)	(828)	(95)	(66)	(311)	(488)
Policy owners' benefits	(18)	-	(30)	(20)	(1)	(83)	(6)
Net transfers (to) from the Company and Subaccounts	(12)	1,845	7,534	97	235	249	3,990
Net policy loan repayments (withdrawals)	(6)	-	12	(7)	(1)	(104)	3

Increase (decrease) in net assets resulting from Policy transactions	101	1,973	8,404	294	289	416	4,290

Total increase (decrease) in net assets	(520)	1,556	6,719	(621)	(465)	(2,637)	2,452

NET ASSETS:
Beginning of period	4,599	2,577	6,179	3,625	2,523	10,155	4,766

End of period	$4,079	$4,133	$12,898	$3,003	$2,058	$7,518	$7,218

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

($ in thousands)	American Funds IS Growth- Income 1	American Funds IS International Class 2	American Funds IS New World Class 2	American Funds IS New World I	American Funds IS Washington Mutual Investors Fund II	Calvert VP SRI Balanced	ClearBridge Variable Mid Cap Portfolio II

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$93	$46	$20	$149	$142	$1	$2
Net realized gain (loss) on investments	423	360	132	565	1,645	5	163
Change in net unrealized appreciation (depreciation) on investments	(1,243)	(1,048)	(527)	(1,907)	(2,445)	(16)	(944)

Net increase (decrease) in net assets resulting from operations	(727)	(641)	(374)	(1,192)	(658)	(10)	(779)

POLICY TRANSACTIONS:
Policy owners’ net payments	574	146	213	1,575	642	-	153
Policy maintenance charges	(355)	(91)	(61)	(726)	(252)	(1)	(73)
Policy owners’ benefits	(0)	(6)	(5)	(28)	(55)	-	(24)
Net transfers (to) from the Company and Subaccounts	2,916	113	156	6,562	(183)	0	36
Net policy loan repayments (withdrawals)	(3)	(6)	(3)	18	(21)	(0)	(18)

Increase (decrease) in net assets resulting from Policy transactions	3,131	156	301	7,401	130	(1)	73

Total increase (decrease) in net assets	2,404	(486)	(73)	6,209	(527)	(11)	(705)

NET ASSETS:
Beginning of period	3,827	3,029	1,582	4,729	7,863	65	3,046

End of period	$6,231	$2,543	$1,509	$10,938	$7,336	$54	$2,340

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

($ in thousands)	ClearBridge Variable Small Cap Growth I	ClearBridge Variable Small Cap Growth II	DFA VA International Small	DFA VA International Value	DFA VA US Large Value	DFA VIT Inflation Protected Securities	Fidelity Contrafund Portfolio SC

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$-	$-	$65	$28	$22	$237	$185
Net realized gain (loss) on investments	88	33	44	7	11	(0)	2,161
Change in net unrealized appreciation (depreciation) on investments	(1,207)	(710)	(268)	(45)	(48)	(476)	(17,097)

Net increase (decrease) in net assets resulting from operations	(1,119)	(677)	(159)	(9)	(15)	(239)	(14,751)

POLICY TRANSACTIONS:
Policy owners' net payments	990	107	458	68	175	314	2,056
Policy maintenance charges	(456)	(39)	(189)	(49)	(56)	(190)	(1,257)
Policy owners’ benefits	(16)	(15)	(4)	-	(3)	(11)	(1,552)
Net transfers (to) from the Company and Subaccounts	4,085	(105)	1,448	398	442	1,833	961
Net policy loan repayments (withdrawals)	8	(59)	2	-	1	3	(206)

Increase (decrease) in net assets resulting from Policy transactions	4,612	(111)	1,714	417	559	1,948	3

Total increase (decrease) in net assets	3,493	(788)	1,555	408	544	1,709	(14,748)

NET ASSETS:
Beginning of period	3,122	2,445	1,003	338	430	1,188	56,303

End of period	$6,614	$1,658	$2,558	$746	$974	$2,898	$41,555

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

($ in thousands)	Fidelity Equity Income SC	Fidelity Freedom Fund - 2015 Maturity SC	Fidelity Freedom Fund - 2020 Maturity SC	Fidelity Growth Portfolio SC	Fidelity Index 500 Portfolio SC	Fidelity Investment Grade Bonds SC	Fidelity Mid Cap SC

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$65	$10	$16	$16	$416	$324	$101
Net realized gain (loss) on investments	103	46	78	131	208	728	1,619
Change in net unrealized appreciation (depreciation) on investments	(372)	(134)	(237)	(1,143)	(6,988)	(3,131)	(5,908)

Net increase (decrease) in net assets resulting from operations	(204)	(79)	(143)	(996)	(6,364)	(2,079)	(4,188)

POLICY TRANSACTIONS:
Policy owners' net payments	122	5	18	96	1,214	605	1,333
Policy maintenance charges	(142)	(12)	(18)	(82)	(832)	(452)	(740)
Policy owners’ benefits	(179)	(21)	-	(101)	(442)	(194)	(531)
Net transfers (to) from the Company and Subaccounts	(75)	(1)	46	(4)	(58)	(167)	(362)
Net policy loan repayments (withdrawals)	(21)	-	-	(61)	(156)	(60)	(177)

Increase (decrease) in net assets resulting from Policy transactions	(295)	(29)	46	(152)	(275)	(267)	(478)

Total increase (decrease) in net assets	(499)	(108)	(97)	(1,148)	(6,639)	(2,346)	(4,666)

NET ASSETS:
Beginning of period	3,955	545	888	3,905	34,915	15,949	28,411

End of period	$3,456	$437	$791	$2,756	$28,276	$13,603	$23,745

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

($ in thousands)	Fidelity VIP Growth Opportunities IC	Fidelity VIP Index 500 IC	Fidelity VIP Investment Grade BD IC	Fidelity VIP Mid Cap IC	Franklin Dynatech VIP Fund	Franklin Growth & Income VIP 1	Franklin Income VIP 1

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$-	$264	$82	$13	$-	$124	$22
Net realized gain (loss) on investments	166	61	89	138	2,754	1,711	9
Change in net unrealized appreciation (depreciation) on investments	(953)	(2,414)	(462)	(416)	(5,612)	(1,928)	(52)

Net increase (decrease) in net assets resulting from operations	(787)	(2,088)	(292)	(264)	(2,858)	(93)	(21)

POLICY TRANSACTIONS:
Policy owners' net payments	319	2,657	358	280	193	861	77
Policy maintenance charges	(128)	(1,325)	(224)	(165)	(128)	(426)	(40)
Policy owners’ benefits	(6)	(45)	(11)	(1)	(112)	(20)	(1)
Net transfers (to) from the Company and Subaccounts	1,497	12,500	2,062	1,148	873	3,451	286
Net policy loan repayments (withdrawals)	1	12	5	(2)	(77)	9	1

Increase (decrease) in net assets resulting from Policy transactions	1,683	13,799	2,191	1,260	749	3,876	323

Total increase (decrease) in net assets	896	11,710	1,899	996	(2,109)	3,783	301

NET ASSETS:
Beginning of period	1,098	8,429	1,628	1,508	6,820	2,423	336

End of period	$1,994	$20,140	$3,527	$2,504	$4,711	$6,206	$638

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

($ in thousands)	Franklin Income VIP CL 2	Franklin Mutual Shares VIP CL 2	Franklin Rising Dividend VIP CL 2	Franklin Small Cap Value VIP CL 2	Franklin Small-Mid Cap Growth VIP CL 2	Franklin US Government Securities VIP CL 2	Goldman Sachs International Equity Insights

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$960	$895	$207	$48	$-	$367	$207
Net realized gain (loss) on investments	402	5,457	3,408	919	1,340	(11)	(36)
Change in net unrealized appreciation (depreciation) on investments	(2,520)	(10,194)	(6,718)	(1,502)	(3,726)	(1,975)	(1,190)

Net increase (decrease) in net assets resulting from operations	(1,158)	(3,842)	(3,104)	(534)	(2,386)	(1,618)	(1,019)

POLICY TRANSACTIONS:
Policy owners' net payments	672	2,330	965	230	222	893	275
Policy maintenance charges	(628)	(1,515)	(695)	(118)	(135)	(556)	(231)
Policy owners’ benefits	(630)	(1,250)	(486)	(108)	(135)	(369)	(361)
Net transfers (to) from the Company and Subaccounts	(754)	(1,327)	(393)	185	558	(213)	29
Net policy loan repayments (withdrawals)	(183)	(78)	(92)	(25)	(43)	(4)	(7)

Increase (decrease) in net assets resulting from Policy transactions	(1,524)	(1,841)	(701)	164	466	(250)	(295)

Total increase (decrease) in net assets	(2,682)	(5,683)	(3,805)	(371)	(1,920)	(1,868)	(1,314)

NET ASSETS:
Beginning of period	21,340	52,728	29,408	5,223	6,942	16,565	7,537

End of period	$18,658	$47,045	$25,602	$4,853	$5,022	$14,697	$6,222

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

($ in thousands)	Goldman Sachs International Equity Insights SC	Goldman Sachs Large Cap Value	Goldman Sachs Large Cap Value Fund SC	Goldman Sachs Mid Cap Value	Goldman Sachs Mid Cap Value SC	Goldman Sachs Small Cap Equity Insights	Goldman Sachs Small Cap Equity Insights SC

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$81	$192	$30	$65	$29	$28	$1
Net realized gain (loss) on investments	(0)	1,305	255	1,370	1,017	27	4
Change in net unrealized appreciation (depreciation) on investments	(485)	(2,529)	(485)	(2,083)	(1,826)	(2,078)	(134)

Net increase (decrease) in net assets resulting from operations	(404)	(1,031)	(200)	(648)	(780)	(2,024)	(129)

POLICY TRANSACTIONS:
Policy owners’ net payments	171	372	70	895	439	246	23
Policy maintenance charges	(76)	(431)	(65)	(518)	(254)	(218)	(14)
Policy owners' benefits	(70)	(593)	(50)	(296)	(103)	(398)	(26)
Net transfers (to) from the Company and Subaccounts	74	(285)	(146)	3,579	(358)	100	30
Net policy loan repayments (withdrawals)	(9)	(57)	(17)	(0)	(0)	0	0

Increase (decrease) in net assets resulting from Policy transactions	91	(993)	(208)	3,660	(277)	(269)	13

Total increase (decrease) in net assets	(313)	(2,024)	(408)	3,013	(1,057)	(2,293)	(116)

NET ASSETS:
Beginning of period	2,985	15,865	3,079	6,462	7,798	10,505	650

End of period	$2,672	$13,841	$2,670	$9,475	$6,741	$8,213	$534

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

($ in thousands)	Goldman Sachs Strategic Growth	Goldman Sachs Strategic Growth SC	Goldman Sachs US Equity Insights	Goldman Sachs US Equity Insights SC	Goldman Sachs VIT Core Fixed Income	Goldman Sachs VIT Core Fixed Income SC	Goldman Sachs VIT Mid Cap Growth Opportunities SC

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$-	$-	$98	$1	$96	$13	$-
Net realized gain (loss) on investments	2,589	1,058	(35)	1	(0)	(15)	102
Change in net unrealized appreciation (depreciation) on investments	(9,134)	(3,530)	(2,892)	(29)	(805)	(143)	(991)

Net increase (decrease) in net assets resulting from operations	(6,545)	(2,472)	(2,829)	(28)	(710)	(145)	(889)

POLICY TRANSACTIONS:
Policy owners' net payments	354	295	273	2	1,237	112	117
Policy maintenance charges	(441)	(184)	(324)	(3)	(617)	(33)	(69)
Policy owners’ benefits	(488)	(120)	(559)	(2)	(24)	(159)	(96)
Net transfers (to) from the Company and Subaccounts	497	483	87	1	5,796	(0)	222
Net policy loan repayments (withdrawals)	(58)	(33)	(94)	(0)	7	(0)	(14)

Increase (decrease) in net assets resulting from Policy transactions	(135)	441	(617)	(1)	6,399	(81)	161

Total increase (decrease) in net assets	(6,681)	(2,031)	(3,446)	(29)	5,689	(226)	(728)

NET ASSETS:
Beginning of period	20,073	7,468	14,360	143	3,547	1,047	3,332

End of period	$13,392	$5,437	$10,914	$114	$9,236	$821	$2,605

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

($ in thousands)	Invesco V.I. American Franchise	Invesco V.I. American Value II	Invesco V.I. Balanced Risk Allocation II	Invesco V.I. Capital Appreciation Fund I	Invesco V.I. Comstock I	Invesco V.I. Discovery Mid Cap Growth Fund I	Invesco V.I. Discovery Mid Cap Growth Fund II

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$-	$22	$44	$-	$764	$-	$-
Net realized gain (loss) on investments	1,662	955	15	4,666	2,446	2,957	123
Change in net unrealized appreciation (depreciation) on investments	(4,157)	(1,127)	(160)	(9,993)	(2,692)	(7,304)	(268)

Net increase (decrease) in net assets resulting from operations	(2,495)	(150)	(101)	(5,327)	519	(4,347)	(145)

POLICY TRANSACTIONS:
Policy owners' net payments	152	299	19	392	1,238	346	53
Policy maintenance charges	(183)	(154)	(14)	(376)	(1,259)	(285)	(16)
Policy owners’ benefits	(220)	(114)	(44)	(463)	(1,668)	(362)	(2)
Net transfers (to) from the Company and Subaccounts	211	(335)	10	421	(2,860)	535	40
Net policy loan repayments (withdrawals)	(16)	(21)	(2)	(55)	(188)	(8)	(1)

Increase (decrease) in net assets resulting from Policy transactions	(55)	(325)	(31)	(80)	(4,737)	227	74

Total increase (decrease) in net assets	(2,551)	(475)	(132)	(5,408)	(4,218)	(4,120)	(71)

NET ASSETS:
Beginning of period	8,084	5,247	681	17,194	50,802	13,975	446

End of period	$5,533	$4,772	$549	$11,786	$46,584	$9,855	$375

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

($ in thousands)	Invesco V.I. Diversified Dividend	Invesco V.I. Equity and Income II	Invesco V.I. EQV International Growth II	Invesco V.I. Global Fund I	Invesco V.I. Global Real Estate II	Invesco V.I. Global Strategic Income Fund	Invesco V.I. Government Securities II

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$25	$458	$148	$-	$23	$-	$87
Net realized gain (loss) on investments	164	4,275	1,162	4,920	(1)	(24)	(11)
Change in net unrealized appreciation (depreciation) on investments	(201)	(7,351)	(3,458)	(16,238)	(282)	(1,633)	(654)

Net increase (decrease) in net assets resulting from operations	(11)	(2,618)	(2,148)	(11,318)	(260)	(1,657)	(578)

POLICY TRANSACTIONS:
Policy owners' net payments	122	1,211	630	1,291	49	627	211
Policy maintenance charges	(82)	(960)	(269)	(771)	(29)	(494)	(180)
Policy owners’ benefits	-	(1,809)	(166)	(991)	(22)	(341)	(135)
Net transfers (to) from the Company and Subaccounts	680	(766)	380	2,749	19	360	114
Net policy loan repayments (withdrawals)	(0)	(43)	(42)	9	(8)	(41)	(19)

Increase (decrease) in net assets resulting from Policy transactions	720	(2,366)	533	2,287	10	110	(9)

Total increase (decrease) in net assets	709	(4,984)	(1,615)	(9,030)	(250)	(1,547)	(586)

NET ASSETS:
Beginning of period	733	34,422	11,586	35,132	1,059	14,155	5,353

End of period	$1,442	$29,438	$9,971	$26,102	$809	$12,609	$4,766

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

($ in thousands)	Invesco V.I. Growth & Income I	Invesco V.I. Main Street Fund I	Invesco V.I. Small Cap Equity II	Invesco V.I. U.S. Government Money Fund I	Lord Abbett Bond Debenture VC	Lord Abbett Dividend Growth Fund	Lord Abbett Growth & Income VC

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$784	$162	$-	$126	$1,580	$142	$236
Net realized gain (loss) on investments	4,972	4,134	540	-	81	2,331	1,373
Change in net unrealized appreciation (depreciation) on investments	(8,663)	(6,896)	(1,183)	-	(6,426)	(4,775)	(3,533)

Net increase (decrease) in net assets resulting from operations	(2,907)	(2,601)	(643)	126	(4,765)	(2,302)	(1,925)

POLICY TRANSACTIONS:
Policy owners' net payments	1,988	280	210	954	2,191	911	402
Policy maintenance charges	(1,496)	(318)	(84)	(652)	(1,375)	(588)	(516)
Policy owners’ benefits	(1,286)	(321)	(43)	(813)	(738)	(411)	(629)
Net transfers (to) from the Company and Subaccounts	(2,216)	(11)	110	(197)	2,610	1,532	(321)
Net policy loan repayments (withdrawals)	(162)	(9)	(11)	7	(157)	(72)	(73)

Increase (decrease) in net assets resulting from Policy transactions	(3,173)	(378)	181	(702)	2,532	1,373	(1,136)

Total increase (decrease) in net assets	(6,080)	(2,979)	(462)	(576)	(2,233)	(929)	(3,061)

NET ASSETS:
Beginning of period	52,109	13,102	3,052	10,286	36,107	17,149	20,570

End of period	$46,028	$10,123	$2,590	$9,711	$33,874	$16,219	$17,510

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

($ in thousands)	Lord Abbett Growth Opportunities VC	Lord Abbett Mid Cap Stock VC	Lord Abbett Series Fundamental Equity VC	MFS Growth Series IC	MFS Investors Trust IC	MFS New Discovery IC	MFS Research IC

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$-	$147	$112	$-	$80	$-	$57
Net realized gain (loss) on investments	583	1,076	1,346	2,172	1,734	2,486	1,482
Change in net unrealized appreciation (depreciation) on investments	(2,496)	(3,510)	(2,819)	(9,765)	(4,103)	(5,543)	(3,881)

Net increase (decrease) in net assets resulting from operations	(1,913)	(2,287)	(1,361)	(7,593)	(2,289)	(3,057)	(2,341)

POLICY TRANSACTIONS:
Policy owners' net payments	169	536	633	685	427	266	349
Policy maintenance charges	(134)	(493)	(359)	(472)	(382)	(213)	(279)
Policy owners’ benefits	(99)	(735)	(137)	(449)	(473)	(225)	(434)
Net transfers (to) from the Company and Subaccounts	350	(324)	(310)	844	(72)	852	(18)
Net policy loan repayments (withdrawals)	8	(70)	(10)	(25)	(64)	(3)	21

Increase (decrease) in net assets resulting from Policy transactions	295	(1,086)	(182)	583	(564)	677	(361)

Total increase (decrease) in net assets	(1,618)	(3,373)	(1,543)	(7,010)	(2,853)	(2,381)	(2,703)

NET ASSETS:
Beginning of period	5,770	20,717	11,612	23,972	13,994	9,960	13,760

End of period	$4,152	$17,344	$10,070	$16,962	$11,141	$7,579	$11,057

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

($ in thousands)	MFS Total Return IC	MFS Utilities IC	MFS VIT II Emerging Markets Equity SC	MFS VIT II International Value SC	MFS VIT II MA Investors Growth Stock IC	MFS VIT Total Return Bond SC	MFS VIT Value SC

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$352	$132	$24	$36	$6	$377	$222
Net realized gain (loss) on investments	1,707	241	42	321	718	157	1,217
Change in net unrealized appreciation (depreciation) on investments	(4,246)	(335)	(205)	(2,383)	(1,975)	(2,899)	(2,770)

Net increase (decrease) in net assets resulting from operations	(2,187)	38	(139)	(2,026)	(1,251)	(2,365)	(1,331)

POLICY TRANSACTIONS:
Policy owners' net payments	567	154	20	414	125	836	773
Policy maintenance charges	(584)	(171)	(20)	(213)	(141)	(461)	(495)
Policy owners’ benefits	(790)	(157)	(2)	(135)	(111)	(312)	(457)
Net transfers (to) from the Company and Subaccounts	(46)	(354)	58	503	(22)	182	(879)
Net policy loan repayments (withdrawals)	(56)	(6)	(0)	(53)	(59)	(63)	(31)

Increase (decrease) in net assets resulting from Policy transactions	(909)	(534)	55	516	(209)	181	(1,090)

Total increase (decrease) in net assets	(3,096)	(497)	(83)	(1,510)	(1,461)	(2,184)	(2,421)

NET ASSETS:
Beginning of period	22,821	5,943	671	8,424	6,588	16,425	21,383

End of period	$19,725	$5,447	$588	$6,914	$5,128	$14,241	$18,962

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

($ in thousands)	Morgan Stanley VIF, Inc. Global Real Estate II	PIMCO International Bond Institutional	PIMCO Short-Term Institutional	PIMCO Total Return Institutional	PIMCO VIT All Asset Advisor	PIMCO VIT Long-Term US Government Advisor	PIMCO VIT Low Duration Advisor

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$28	$39	$10	$85	$13	$14	$34
Net realized gain (loss) on investments	19	1	(0)	(0)	13	(0)	(3)
Change in net unrealized appreciation (depreciation) on investments	(247)	(251)	(6)	(504)	(48)	(272)	(166)

Net increase (decrease) in net assets resulting from operations	(199)	(212)	4	(419)	(22)	(258)	(135)

POLICY TRANSACTIONS:
Policy owners' net payments	24	339	33	340	6	51	78
Policy maintenance charges	(13)	(207)	(29)	(221)	(6)	(30)	(75)
Policy owners’ benefits	(32)	(12)	-	(5)	(0)	(10)	(12)
Net transfers (to) from the Company and Subaccounts	25	1,905	379	1,588	(2)	66	37
Net policy loan repayments (withdrawals)	0	6	-	1	(4)	0	(1)

Increase (decrease) in net assets resulting from Policy transactions	5	2,031	383	1,703	(7)	77	27

Total increase (decrease) in net assets	(194)	1,819	386	1,284	(29)	(181)	(108)

NET ASSETS:
Beginning of period	749	1,377	297	2,332	190	879	2,231

End of period	$554	$3,196	$683	$3,617	$161	$698	$2,123

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

($ in thousands)	PIMCO VIT Real Return Advisor	PIMCO VIT Short-Term Advisor	PIMCO VIT Total Return Advisor	Royce Capital Fund Micro-Cap SC	Royce Capital Fund Small-Cap SC	Royce Capital Small-Cap Inv	Templeton Developing Markets VIP

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$806	$37	$712	$-	$7	$3	$6
Net realized gain (loss) on investments	(6)	2	(21)	324	179	12	16
Change in net unrealized appreciation (depreciation) on investments	(2,318)	(46)	(5,228)	(600)	(1,174)	(41)	(62)

Net increase (decrease) in net assets resulting from operations	(1,518)	(7)	(4,537)	(275)	(987)	(26)	(40)

POLICY TRANSACTIONS:
Policy owners' net payments	771	152	1,670	44	652	62	49
Policy maintenance charges	(438)	(75)	(928)	(21)	(322)	(42)	(21)
Policy owners’ benefits	(178)	(15)	(598)	(21)	(118)	-	(0)
Net transfers (to) from the Company and Subaccounts	(144)	(50)	609	157	(132)	373	188
Net policy loan repayments (withdrawals)	(3)	(1)	(72)	(10)	(22)	(0)	0

Increase (decrease) in net assets resulting from Policy transactions	8	10	680	150	58	393	217

Total increase (decrease) in net assets	(1,510)	3	(3,857)	(126)	(929)	367	176

NET ASSETS:
Beginning of period	12,661	2,446	30,989	1,133	10,549	337	91

End of period	$11,151	$2,448	$27,132	$1,007	$9,620	$704	$268

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

($ in thousands)	Templeton Developing Markets VIP CL 2	Templeton Foreign VIP CL 2	Templeton Global Bond VIP Fund CL 2	Templeton Growth VIP CL 2	TOPS Aggressive Growth ETF Class 2	TOPS Aggressive Growth ETF1	TOPS Balanced ETF Class 2

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$35	$292	$-	$24	$1	$6	$2
Net realized gain (loss) on investments	101	16	(25)	(32)	(2)	0	1
Change in net unrealized appreciation (depreciation) on investments	(490)	(1,081)	(606)	(1,972)	(24)	(48)	(15)

Net increase (decrease) in net assets resulting from operations	(354)	(773)	(631)	(1,980)	(25)	(42)	(12)

POLICY TRANSACTIONS:
Policy owners' net payments	89	389	534	634	15	144	3
Policy maintenance charges	(45)	(248)	(424)	(440)	(4)	(51)	(4)
Policy owners’ benefits	(3)	(353)	(180)	(564)	(3)	(3)	-
Net transfers (to) from the Company and Subaccounts	115	74	(208)	421	(34)	171	(0)
Net policy loan repayments (withdrawals)	(6)	(13)	(5)	(142)	-	1	-

Increase (decrease) in net assets resulting from Policy transactions	150	(151)	(284)	(92)	(27)	263	(1)

Total increase (decrease) in net assets	(203)	(924)	(914)	(2,071)	(52)	221	(13)

NET ASSETS:
Beginning of period	1,595	10,440	12,527	17,017	149	209	110

End of period	$1,391	$9,517	$11,612	$14,946	$97	$430	$97

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

($ in thousands)	TOPS Conservative ETF Class 2	TOPS Conservative ETF1	TOPS Growth ETF Class 2	TOPS Growth ETF1	TOPS Moderate Growth ETF Class 2	TOPS Moderate Growth ETF1	Vanguard VIF Capital Growth

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$1	$4	$30	$44	$4	$46	$43
Net realized gain (loss) on investments	0	3	12	17	3	34	466
Change in net unrealized appreciation (depreciation) on investments	(4)	(22)	(382)	(233)	(39)	(290)	(1,318)

Net increase (decrease) in net assets resulting from operations	(3)	(16)	(340)	(171)	(32)	(210)	(809)

POLICY TRANSACTIONS:
Policy owners' net payments	14	5	260	349	33	309	1,511
Policy maintenance charges	(2)	(9)	(81)	(174)	(7)	(188)	(720)
Policy owners’ benefits	-	(0)	(3)	(2)	-	(11)	(28)
Net transfers (to) from the Company and Subaccounts	(14)	31	(0)	2,229	(0)	1,854	6,168
Net policy loan repayments (withdrawals)	-	-	(3)	0	-	6	14

Increase (decrease) in net assets resulting from Policy transactions	(2)	27	173	2,402	26	1,970	6,945

Total increase (decrease) in net assets	(5)	11	(166)	2,231	(6)	1,760	6,136

NET ASSETS:
Beginning of period	33	169	2,298	854	257	1,361	4,281

End of period	$28	$180	$2,131	$3,085	$252	$3,121	$10,417

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

($ in thousands)	Vanguard VIF Equity Income	Vanguard VIF Equity Index	Vanguard VIF International	Vanguard VIF Mid- Cap Index	Vanguard VIF Real Estate Index	Vanguard VIF Short Term Invmt Grade	Vanguard VIF Total Bond Market Index

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$33	$1	$12	$1	$8	$79	$11
Net realized gain (loss) on investments	140	2	172	5	17	37	4
Change in net unrealized appreciation (depreciation) on investments	(154)	(13)	(506)	(16)	(168)	(376)	(93)

Net increase (decrease) in net assets resulting from operations	20	(10)	(323)	(10)	(143)	(260)	(79)

POLICY TRANSACTIONS:
Policy owners’ net payments	182	11	142	14	58	1,319	137
Policy maintenance charges	(116)	(2)	(76)	(2)	(26)	(675)	(13)
Policy owners' benefits	(7)	-	-	-	(3)	(27)	-
Net transfers (to) from the Company and Subaccounts	1,155	5	596	(1)	162	6,020	(3)
Net policy loan repayments (withdrawals)	7	-	(1)	-	4	13	-

Increase (decrease) in net assets resulting from Policy transactions	1,221	14	661	11	194	6,649	121

Total increase (decrease) in net assets	1,241	4	338	0	52	6,389	42

NET ASSETS:
Beginning of period	793	52	933	51	462	3,694	544

End of period	$2,034	$56	$1,271	$52	$514	$10,083	$586

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

($ in thousands)	Vanguard VIF Total Stock Market Index

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$8
Net realized gain (loss) on investments	43
Change in net unrealized appreciation (depreciation) on investments	(212)

Net increase (decrease) in net assets resulting from operations	(161)

POLICY TRANSACTIONS:
Policy owners' net payments	200
Policy maintenance charges	(21)
Policy owners’ benefits	-
Net transfers (to) from the Company and Subaccounts	408
Net policy loan repayments (withdrawals)	-

Increase (decrease) in net assets resulting from Policy transactions	586

Total increase (decrease) in net assets	425

NET ASSETS:
Beginning of period	612

End of period	$1,037

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS

($ in thousands)	American Funds IS Asset Allocation Class 2	American Funds IS Asset Allocation I	American Funds IS Global Growth 1	American Funds IS Global Growth Class 2	American Funds IS Global Small Capitalization Class 2	American Funds IS Growth Class 2	American Funds IS Growth I

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$67	$27	$21	$11	$-	$20	$16
Net realized gain (loss) on investments	139	22	68	158	61	1,200	178
Change in net unrealized appreciation (depreciation) on investments	379	71	156	315	89	592	161

Net increase (decrease) in net assets resulting from operations	586	121	245	485	149	1,813	355

POLICY TRANSACTIONS:
Policy owners’ net payments	309	92	364	334	126	732	176
Policy maintenance fees	(152)	(64)	(221)	(100)	(65)	(343)	(154)
Policy owners’ benefits	(7)	-	(108)	(14)	(5)	(203)	(78)
Net transfers (to) from the Company and Subaccounts	112	2,099	5,318	103	106	(96)	3,954
Net policy loan repayments (withdrawals)	(13)	-	4	(15)	(8)	(37)	75

Increase (decrease) in net assets resulting from Policy transactions	248	2,128	5,358	308	154	53	3,974

Total increase (decrease) in net assets	834	2,248	5,603	793	304	1,866	4,329

NET ASSETS:
Beginning of period	3,765	329	576	2,831	2,219	8,289	437

End of period	$4,599	$2,577	$6,179	$3,625	$2,523	$10,155	$4,766

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS

($ in thousands)	American Funds IS Growth- Income 1	American Funds IS International Class 2	American Funds IS New World Class 2	American Funds IS New World I	American Funds IS Washington Mutual Investors Fund II	Calvert VP SRI Balanced	ClearBridge Variable Mid Cap Portfolio II

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$32	$72	$13	$37	$104	$1	$1
Net realized gain (loss) on investments	5	1	47	36	2	2	386
Change in net unrealized appreciation (depreciation) on investments	208	(113)	2	(99)	1,565	6	294

Net increase (decrease) in net assets resulting from operations	244	(40)	62	(25)	1,670	9	681

POLICY TRANSACTIONS:
Policy owners’ net payments	148	156	224	316	661	-	146
Policy maintenance fees	(90)	(83)	(60)	(186)	(239)	(1)	(79)
Policy owners’ benefits	-	(10)	(8)	(107)	(95)	-	(85)
Net transfers (to) from the Company and Subaccounts	7,818	314	89	4,184	79	-	(45)
Net policy loan repayments (withdrawals)	-	-	(5)	4	(32)	-	(2)

Increase (decrease) in net assets resulting from Policy transactions	7,876	376	239	4,211	374	(1)	(64)

Total increase (decrease) in net assets	8,120	336	302	4,185	2,044	8	617

NET ASSETS:
Beginning of period	(4,293)	2,692	1,280	544	5,819	58	2,429

End of period	$3,827	$3,029	$1,582	$4,729	$7,863	$65	$3,046

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS

($ in thousands)	ClearBridge Variable Small Cap Growth I	ClearBridge Variable Small Cap Growth II	DFA VA International Small	DFA VA International Value	DFA VA US Large Value	DFA VIT Inflation Protected Securities	Fidelity Contrafund Portfolio SC

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$-	$-	$23	$12	$5	$49	$24
Net realized gain (loss) on investments	279	307	60	-	-	9	6,832
Change in net unrealized appreciation (depreciation) on investments	(223)	(46)	(44)	(2)	10	(35)	5,642

Net increase (decrease) in net assets resulting from operations	56	261	39	11	15	23	12,498

POLICY TRANSACTIONS:
Policy owners’ net payments	186	135	109	12	6	37	2,297
Policy maintenance fees	(119)	(43)	(55)	(8)	(9)	(38)	(1,330)
Policy owners’ benefits	(54)	(57)	(50)	-	-	(2)	(1,576)
Net transfers (to) from the Company and Subaccounts	2,750	72	784	300	408	1,132	(1,662)
Net policy loan repayments (withdrawals)	2	4	(1)	-	-	2	(102)

Increase (decrease) in net assets resulting from Policy transactions	2,766	110	787	303	405	1,131	(2,373)

Total increase (decrease) in net assets	2,821	371	827	314	421	1,154	10,125

NET ASSETS:
Beginning of period	300	2,074	176	24	10	34	46,179

End of period	$3,122	$2,445	$1,003	$338	$430	$1,188	$56,303

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS

($ in thousands)	Fidelity Equity Income SC	Fidelity Freedom Fund - 2015 Maturity SC	Fidelity Freedom Fund - 2020 Maturity SC	Fidelity Growth Portfolio SC	Fidelity Index 500 Portfolio SC	Fidelity Investment Grade Bonds SC	Fidelity Mid Cap SC

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$66	$5	$9	$-	$376	$300	$138
Net realized gain (loss) on investments	416	20	45	867	352	416	4,871
Change in net unrealized appreciation (depreciation) on investments	295	10	23	(31)	7,187	(803)	972

Net increase (decrease) in net assets resulting from operations	777	35	76	836	7,915	(87)	5,981

POLICY TRANSACTIONS:
Policy owners’ net payments	127	5	18	132	1,296	638	1,486
Policy maintenance fees	(127)	(12)	(15)	(97)	(775)	(403)	(751)
Policy owners’ benefits	(82)	-	-	(602)	(755)	(270)	(839)
Net transfers (to) from the Company and Subaccounts	305	67	(18)	(304)	(669)	2,393	(1,883)
Net policy loan repayments (withdrawals)	2	-	-	(78)	208	(4)	(34)

Increase (decrease) in net assets resulting from Policy transactions	225	60	(15)	(948)	(695)	2,354	(2,022)

Total increase (decrease) in net assets	1,002	96	61	(112)	7,220	2,267	3,959

NET ASSETS:
Beginning of period	2,953	449	826	4,017	27,695	13,682	24,452

End of period	$3,955	$545	$888	$3,905	$34,915	$15,949	$28,411

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS

($ in thousands)	Fidelity VIP Growth Opportunities IC	Fidelity VIP Index 500 IC	Fidelity VIP Investment Grade BD IC	Fidelity VIP Mid Cap IC	Franklin Dynatech VIP Fund	Franklin Growth & Income VIP 1	Franklin Income VIP 1

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$-	$72	$24	$7	$-	$16	$5
Net realized gain (loss) on investments	32	14	27	211	480	40	-
Change in net unrealized appreciation (depreciation) on investments	(15)	713	(51)	(104)	506	140	21

Net increase (decrease) in net assets resulting from operations	17	799	-	114	987	195	26

POLICY TRANSACTIONS:
Policy owners’ net payments	45	498	48	61	185	171	12
Policy maintenance fees	(37)	(322)	(46)	(43)	(141)	(105)	(12)
Policy owners’ benefits	-	(162)	(2)	-	(133)	(53)	-
Net transfers (to) from the Company and Subaccounts	1,000	6,734	1,552	1,190	(202)	1,976	227
Net policy loan repayments (withdrawals)	1	5	2	-	(7)	2	-

Increase (decrease) in net assets resulting from Policy transactions	1,010	6,754	1,555	1,209	(299)	1,991	228

Total increase (decrease) in net assets	1,028	7,553	1,554	1,323	687	2,186	253

NET ASSETS:
Beginning of period	70	877	74	185	6,132	237	83

End of period	$1,098	$8,429	$1,628	$1,508	$6,820	$2,423	$336

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS

($ in thousands)	Franklin Income VIP CL 2	Franklin Mutual Shares VIP CL 2	Franklin Rising Dividend VIP CL 2	Franklin Small Cap Value VIP CL 2	Franklin Small-Mid Cap Growth VIP CL 2	Franklin US Government Securities VIP CL 2	Goldman Sachs International Equity Insights

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$953	$1,482	$233	$49	$-	$392	$213
Net realized gain (loss) on investments	6	569	977	155	1,024	(2)	217
Change in net unrealized appreciation (depreciation) on investments	2,146	6,729	5,199	857	(364)	(684)	406

Net increase (decrease) in net assets resulting from operations	3,104	8,780	6,409	1,062	661	(294)	835

POLICY TRANSACTIONS:
Policy owners’ net payments	735	2,538	1,054	221	264	980	288
Policy maintenance fees	(587)	(1,494)	(665)	(111)	(154)	(534)	(226)
Policy owners’ benefits	(536)	(1,566)	(1,074)	(40)	(270)	(497)	(247)
Net transfers (to) from the Company and Subaccounts	49	(1,700)	(552)	15	(671)	1,899	(61)
Net policy loan repayments (withdrawals)	(13)	(47)	(103)	(51)	(57)	(24)	10

Increase (decrease) in net assets resulting from Policy transactions	(351)	(2,270)	(1,341)	34	(887)	1,824	(235)

Total increase (decrease) in net assets	2,754	6,510	5,069	1,095	(226)	1,529	600

NET ASSETS:
Beginning of period	18,587	46,217	24,339	4,128	7,168	15,036	6,937

End of period	$21,340	$52,728	$29,408	$5,223	$6,942	$16,565	$7,537

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS

($ in thousands)	Goldman Sachs International Equity Insights SC	Goldman Sachs Large Cap Value	Goldman Sachs Large Cap Value Fund SC	Goldman Sachs Mid Cap Value	Goldman Sachs Mid Cap Value SC	Goldman Sachs Small Cap Equity Insights	Goldman Sachs Small Cap Equity Insights SC

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$75	$178	$26	$27	$15	$49	$1
Net realized gain (loss) on investments	103	2,044	418	854	1,072	2,481	193
Change in net unrealized appreciation (depreciation) on investments	148	1,019	193	280	792	(417)	(55)

Net increase (decrease) in net assets resulting from operations	326	3,241	637	1,162	1,878	2,113	139

POLICY TRANSACTIONS:
Policy owners’ net payments	200	399	90	242	474	266	25
Policy maintenance fees	(79)	(404)	(65)	(194)	(264)	(229)	(14)
Policy owners’ benefits	(262)	(640)	(277)	(226)	(191)	(393)	(32)
Net transfers (to) from the Company and Subaccounts	61	(332)	(82)	2,266	(433)	(331)	(98)
Net policy loan repayments (withdrawals)	-	(81)	(7)	(17)	(19)	(8)	(3)

Increase (decrease) in net assets resulting from Policy transactions	(80)	(1,057)	(341)	2,070	(434)	(695)	(123)

Total increase (decrease) in net assets	247	2,184	296	3,232	1,445	1,419	17

NET ASSETS:
Beginning of period	2,739	13,681	2,783	3,230	6,353	9,087	634

End of period	$2,985	$15,865	$3,079	$6,462	$7,798	$10,505	$650

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS

($ in thousands)	Goldman Sachs Strategic Growth	Goldman Sachs Strategic Growth SC	Goldman Sachs US Equity Insights	Goldman Sachs US Equity Insights SC	Goldman Sachs VIT Core Fixed Income	Goldman Sachs VIT Core Fixed Income SC	Goldman Sachs VIT Mid Cap Growth Opportunities SC

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$-	$-	$109	$1	$14	$11	$-
Net realized gain (loss) on investments	2,485	934	3,185	32	4	1	595
Change in net unrealized appreciation (depreciation) on investments	1,244	435	47	1	(34)	(34)	(238)

Net increase (decrease) in net assets resulting from operations	3,730	1,369	3,340	33	(15)	(22)	358

POLICY TRANSACTIONS:
Policy owners’ net payments	375	303	286	2	241	121	124
Policy maintenance fees	(444)	(208)	(308)	(3)	(142)	(34)	(74)
Policy owners’ benefits	(547)	(212)	(331)	-	(104)	(49)	(88)
Net transfers (to) from the Company and Subaccounts	(370)	(368)	(137)	(4)	3,216	66	(252)
Net policy loan repayments (withdrawals)	(140)	(13)	14	-	4	(3)	(46)

Increase (decrease) in net assets resulting from Policy transactions	(1,127)	(498)	(475)	(4)	3,214	101	(335)

Total increase (decrease) in net assets	2,603	871	2,865	29	3,199	79	22

NET ASSETS:
Beginning of period	17,469	6,597	11,494	114	348	967	3,310

End of period	$20,073	$7,468	$14,360	$143	$3,547	$1,047	$3,332

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS

($ in thousands)	Invesco V.I. American Franchise	Invesco V.I. American Value II	Invesco V.I. Balanced Risk Allocation II	Invesco V.I. Capital Appreciation Fund I	Invesco V.I. Comstock I	Invesco V.I. Discovery Mid Cap Growth Fund I	Invesco V.I. Discovery Mid Cap Growth Fund II

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$-	$12	$19	$-	$869	$-	$-
Net realized gain (loss) on investments	1,096	168	22	1,080	973	1,684	51
Change in net unrealized appreciation (depreciation) on investments	(204)	1,003	15	2,335	11,568	621	19

Net increase (decrease) in net assets resulting from operations	893	1,182	56	3,416	13,410	2,305	70

POLICY TRANSACTIONS:
Policy owners’ net payments	157	361	24	430	1,320	368	54
Policy maintenance fees	(194)	(142)	(16)	(440)	(1,157)	(304)	(18)
Policy owners’ benefits	(225)	(226)	(9)	(1,141)	(1,482)	(449)	(1)
Net transfers (to) from the Company and Subaccounts	(266)	(459)	34	(584)	(2,504)	(310)	(4,526)
Net policy loan repayments (withdrawals)	(12)	(6)	(1)	(89)	(67)	-	-

Increase (decrease) in net assets resulting from Policy transactions	(540)	(473)	32	(1,824)	(3,890)	(694)	(4,490)

Total increase (decrease) in net assets	352	710	88	1,592	9,520	1,611	(4,420)

NET ASSETS:
Beginning of period	7,732	4,537	593	15,602	41,282	12,364	4,867

End of period	$8,084	$5,247	$681	$17,194	$50,802	$13,975	$446

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS

($ in thousands)	Invesco V.I. Diversified Dividend	Invesco V.I. Equity and Income II	Invesco V.I. EQV International Growth II	Invesco V.I. Global Fund I	Invesco V.I. Global Real Estate II	Invesco V.I. Global Strategic Income Fund	Invesco V.I. Government Securities II

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$10	$550	$122	$-	$25	$681	$119
Net realized gain (loss) on investments	3	524	776	2,077	8	(11)	-
Change in net unrealized appreciation (depreciation) on investments	21	4,376	(329)	2,758	189	(1,161)	(248)

Net increase (decrease) in net assets resulting from operations	34	5,450	569	4,835	222	(490)	(129)

POLICY TRANSACTIONS:
Policy owners’ net payments	22	1,296	745	1,355	55	698	223
Policy maintenance fees	(15)	(931)	(271)	(838)	(28)	(477)	(159)
Policy owners’ benefits	-	(1,163)	(482)	(905)	(32)	(436)	(212)
Net transfers (to) from the Company and Subaccounts	653	(459)	288	(801)	(24)	1,391	675
Net policy loan repayments (withdrawals)	-	(36)	(21)	(44)	3	(16)	1

Increase (decrease) in net assets resulting from Policy transactions	660	(1,294)	258	(1,232)	(27)	1,159	527

Total increase (decrease) in net assets	694	4,156	827	3,603	195	669	398

NET ASSETS:
Beginning of period	39	30,266	10,759	31,529	865	13,486	4,954

End of period	$733	$34,422	$11,586	$35,132	$1,059	$14,155	$5,353

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS

($ in thousands)	Invesco V.I. Growth & Income I	Invesco V.I. Main Street Fund I	Invesco V.I. Small Cap Equity II	Invesco V.I. U.S. Government Money Fund I	Lord Abbett Bond Debenture VC	Lord Abbett Dividend Growth Fund	Lord Abbett Growth & Income VC

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$764	$85	$-	$1	$1,088	$113	$202
Net realized gain (loss) on investments	881	797	280	-	575	1,577	2,258
Change in net unrealized appreciation (depreciation) on investments	10,426	2,029	262	-	(624)	1,741	2,370

Net increase (decrease) in net assets resulting from operations	12,071	2,911	542	1	1,038	3,431	4,830

POLICY TRANSACTIONS:
Policy owners’ net payments	2,185	293	228	820	1,865	491	431
Policy maintenance fees	(1,467)	(321)	(88)	(599)	(1,138)	(404)	(482)
Policy owners’ benefits	(1,789)	(492)	(143)	(1,359)	(1,332)	(544)	(1,172)
Net transfers (to) from the Company and Subaccounts	(2,555)	38	(280)	2,176	4,970	973	(57)
Net policy loan repayments (withdrawals)	(56)	12	(19)	(429)	(2)	(11)	(5)

Increase (decrease) in net assets resulting from Policy transactions	(3,682)	(470)	(303)	609	4,364	505	(1,286)

Total increase (decrease) in net assets	8,389	2,441	239	610	5,402	3,936	3,544

NET ASSETS:
Beginning of period	43,720	10,661	2,813	9,677	30,705	13,213	17,026

End of period	$52,109	$13,102	$3,052	$10,286	$36,107	$17,149	$20,570

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS

($ in thousands)	Lord Abbett Growth Opportunities VC	Lord Abbett Mid Cap Stock VC	Lord Abbett Series Fundamental Equity VC	MFS Growth Series IC	MFS Investors Trust IC	MFS New Discovery IC	MFS Research IC

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$-	$114	$91	$-	$83	$-	$70
Net realized gain (loss) on investments	1,282	2,228	572	3,190	678	1,844	802
Change in net unrealized appreciation (depreciation) on investments	(926)	2,522	1,885	1,569	2,405	(1,616)	1,968

Net increase (decrease) in net assets resulting from operations	355	4,863	2,548	4,759	3,166	228	2,840

POLICY TRANSACTIONS:
Policy owners’ net payments	181	580	682	716	433	303	395
Policy maintenance fees	(145)	(483)	(370)	(491)	(383)	(239)	(275)
Policy owners’ benefits	(82)	(688)	(325)	(893)	(738)	(413)	(560)
Net transfers (to) from the Company and Subaccounts	(213)	(854)	(439)	(539)	(471)	(478)	(379)
Net policy loan repayments (withdrawals)	(3)	(58)	12	(14)	(31)	(67)	(36)

Increase (decrease) in net assets resulting from Policy transactions	(263)	(1,503)	(440)	(1,221)	(1,191)	(894)	(855)

Total increase (decrease) in net assets	93	3,361	2,108	3,538	1,975	(665)	1,986

NET ASSETS:
Beginning of period	5,677	17,356	9,505	20,435	12,020	10,625	11,774

End of period	$5,770	$20,717	$11,612	$23,972	$13,994	$9,960	$13,760

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS

($ in thousands)	MFS Total Return IC	MFS Utilities IC	MFS VIT II Emerging Markets Equity SC	MFS VIT II International Value SC	MFS VIT II MA Investors Growth Stock IC	MFS VIT Total Return Bond SC	MFS VIT Value SC

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$400	$97	$2	$11	$15	$813	$231
Net realized gain (loss) on investments	1,128	189	6	200	851	(368)	597
Change in net unrealized appreciation (depreciation) on investments	1,362	456	(55)	553	554	(575)	3,635

Net increase (decrease) in net assets resulting from operations	2,891	742	(48)	764	1,420	(130)	4,462

POLICY TRANSACTIONS:
Policy owners’ net payments	581	178	28	488	140	919	821
Policy maintenance fees	(554)	(158)	(19)	(220)	(139)	(439)	(464)
Policy owners’ benefits	(1,134)	(228)	(36)	(395)	(315)	(542)	(667)
Net transfers (to) from the Company and Subaccounts	285	203	38	20	(40)	1,406	(489)
Net policy loan repayments (withdrawals)	(66)	27	(2)	(33)	(134)	(14)	(56)

Increase (decrease) in net assets resulting from Policy transactions	(889)	23	9	(140)	(489)	1,329	(854)

Total increase (decrease) in net assets	2,001	765	(39)	624	931	1,198	3,607

NET ASSETS:
Beginning of period	20,821	5,179	709	7,799	5,657	15,227	17,775

End of period	$22,821	$5,943	$671	$8,424	$6,588	$16,425	$21,383

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS

($ in thousands)	Morgan Stanley VIF, Inc. Global Real Estate II	PIMCO International Bond Institutional	PIMCO Short-Term Institutional	PIMCO Total Return Institutional	PIMCO VIT All Asset Advisor	PIMCO VIT Long-Term US Government Advisor	PIMCO VIT Low Duration Advisor

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$16	$7	$1	$16	$22	$10	$10
Net realized gain (loss) on investments	4	2	-	18	3	118	-
Change in net unrealized appreciation (depreciation) on investments	126	(20)	(1)	(36)	6	(160)	(32)

Net increase (decrease) in net assets resulting from operations	146	(12)	-	(1)	30	(32)	(23)

POLICY TRANSACTIONS:
Policy owners’ net payments	35	46	10	70	5	67	82
Policy maintenance fees	(14)	(39)	(6)	(54)	(7)	(25)	(68)
Policy owners’ benefits	(63)	(2)	-	-	(32)	(4)	(106)
Net transfers (to) from the Company and Subaccounts	(12)	1,350	285	2,203	(1)	(50)	260
Net policy loan repayments (withdrawals)	50	2	-	-	-	147	1

Increase (decrease) in net assets resulting from Policy transactions	(3)	1,356	290	2,219	(34)	134	169

Total increase (decrease) in net assets	143	1,345	289	2,217	(4)	102	146

NET ASSETS:
Beginning of period	606	32	7	115	194	777	2,085

End of period	$749	$1,377	$297	$2,332	$190	$879	$2,231

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS

($ in thousands)	PIMCO VIT Real Return Advisor	PIMCO VIT Short-Term Advisor	PIMCO VIT Total Return Advisor	Royce Capital Fund Micro-Cap SC	Royce Capital Fund Small-Cap SC	Royce Capital Small-Cap Inv	Templeton Developing Markets VIP

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$580	$23	$513	$-	$122	$4	$-
Net realized gain (loss) on investments	-	-	1,266	108	292	1	1
Change in net unrealized appreciation (depreciation) on investments	70	(27)	(2,150)	175	2,050	19	(7)

Net increase (decrease) in net assets resulting from operations	650	(4)	(371)	283	2,465	24	(5)

POLICY TRANSACTIONS:
Policy owners’ net payments	852	162	1,822	48	699	9	15
Policy maintenance fees	(440)	(67)	(918)	(22)	(339)	(12)	(5)
Policy owners’ benefits	(297)	(32)	(928)	(86)	(246)	-	-
Net transfers (to) from the Company and Subaccounts	1,118	211	3,665	(130)	(902)	269	64
Net policy loan repayments (withdrawals)	72	16	(14)	(6)	(4)	-	-

Increase (decrease) in net assets resulting from Policy transactions	1,304	291	3,627	(197)	(792)	266	74

Total increase (decrease) in net assets	1,954	287	3,257	86	1,672	290	69

NET ASSETS:
Beginning of period	10,706	2,159	27,734	1,046	8,878	47	23

End of period	$12,661	$2,446	$30,989	$1,133	$10,549	$337	$91

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS

($ in thousands)	Templeton Developing Markets VIP CL 2	Templeton Foreign VIP CL 2	Templeton Global Bond VIP Fund CL 2	Templeton Growth VIP CL 2	TOPS Aggressive Growth ETF Class 2	TOPS Aggressive Growth ETF1	TOPS Balanced ETF Class 2

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$14	$191	$-	$186	$1	$1	$1
Net realized gain (loss) on investments	35	41	(1)	39	-	-	-
Change in net unrealized appreciation (depreciation) on investments	(137)	168	(618)	570	22	11	9

Net increase (decrease) in net assets resulting from operations	(89)	401	(620)	794	22	12	9

POLICY TRANSACTIONS:
Policy owners’ net payments	92	442	576	699	23	27	3
Policy maintenance fees	(43)	(241)	(382)	(439)	(5)	(15)	(4)
Policy owners’ benefits	(14)	(316)	(609)	(401)	-	-	-
Net transfers (to) from the Company and Subaccounts	141	371	1,742	273	1	164	7
Net policy loan repayments (withdrawals)	-	(11)	(25)	(82)	-	-	-

Increase (decrease) in net assets resulting from Policy transactions	176	244	1,302	50	18	175	6

Total increase (decrease) in net assets	87	645	683	844	41	187	16

NET ASSETS:
Beginning of period	1,508	9,795	11,844	16,174	108	22	94

End of period	$1,595	$10,440	$12,527	$17,017	$149	$209	$110

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS

($ in thousands)	TOPS Conservative ETF Class 2	TOPS Conservative ETF1	TOPS Growth ETF Class 2	TOPS Growth ETF1	TOPS Moderate Growth ETF Class 2	TOPS Moderate Growth ETF1	Vanguard VIF Capital Growth

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$-	$2	$17	$5	$2	$10	$6
Net realized gain (loss) on investments	-	-	-	-	-	-	38
Change in net unrealized appreciation (depreciation) on investments	2	3	289	49	24	36	176

Net increase (decrease) in net assets resulting from operations	2	5	306	54	27	46	220

POLICY TRANSACTIONS:
Policy owners’ net payments	5	1	271	101	33	38	295
Policy maintenance fees	(2)	(3)	(80)	(47)	(7)	(38)	(176)
Policy owners’ benefits	-	-	(1)	(51)	-	(2)	(108)
Net transfers (to) from the Company and Subaccounts	(2)	167	6	597	5	1,194	3,636
Net policy loan repayments (withdrawals)	-	-	-	-	-	2	3

Increase (decrease) in net assets resulting from Policy transactions	1	164	196	600	32	1,193	3,650

Total increase (decrease) in net assets	3	168	502	654	58	1,239	3,869

NET ASSETS:
Beginning of period	30	-	1,795	200	199	122	411

End of period	$33	$169	$2,298	$854	$257	$1,361	$4,281

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS

($ in thousands)	Vanguard VIF Equity Income	Vanguard VIF Equity Index	Vanguard VIF International	Vanguard VIF Mid-Cap Index	Vanguard VIF Real Estate Index	Vanguard VIF Short Term Invmt Grade	Vanguard VIF Total Bond Market Index

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$2	$-	$-	$-	$3	$9	$10
Net realized gain (loss) on investments	1	1	9	3	4	2	4
Change in net unrealized appreciation (depreciation) on investments	49	8	(39)	6	57	(29)	(21)

Net increase (decrease) in net assets resulting from operations	52	9	(29)	9	64	(18)	(8)

POLICY TRANSACTIONS:
Policy owners’ net payments	25	11	38	14	39	249	141
Policy maintenance fees	(21)	(2)	(22)	(2)	(10)	(149)	(13)
Policy owners’ benefits	-	-	-	-	-	(104)	-
Net transfers (to) from the Company and Subaccounts	705	11	908	(6)	256	3,384	6
Net policy loan repayments (withdrawals)	1	-	-	-	-	4	-

Increase (decrease) in net assets resulting from Policy transactions	710	20	924	6	286	3,384	134

Total increase (decrease) in net assets	762	29	895	15	350	3,366	126

NET ASSETS:
Beginning of period	31	23	38	36	112	328	417

End of period	$793	$52	$933	$51	$462	$3,694	$544

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2021

($ in thousands)	Vanguard VIF Total Stock Market Index

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$5
Net realized gain (loss) on investments	23
Change in net unrealized appreciation (depreciation) on investments	79

Net increase (decrease) in net assets resulting from operations	108

POLICY TRANSACTIONS:
Policy owners’ net payments	201
Policy maintenance fees	(20)
Policy owners’ benefits	-
Net transfers (to) from the Company and Subaccounts	(7)
Net policy loan repayments (withdrawals)	-

Increase (decrease) in net assets resulting from Policy transactions	174

Total increase (decrease) in net assets	282

NET ASSETS:
Beginning of period	330

End of period	$612

Note: Totals may not appear to foot/crossfoot due to rounding.

(Concluded)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS
YEAR ENDED DECEMBER 31, 2022

1.	ORGANIZATION

The Protective Variable Life Separate Account (the “Separate Account”), a segregated unit investment trust registered under the Investment Company Act of 1940, as amended, was established by Protective Life Insurance company on June 19, 1996, and exists in accordance with the regulations of the State of Tennessee. Protective Life Insurance Company (the “Company”) is a wholly owned subsidiary of Protective Life Corporation (“PLC”). PLC is a wholly owned subsidiary of Dai-ichi Life Holdings, Inc., a kabushiki kaisha organized under the laws of Japan.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Separate Account's assets applicable to the variable life policies (the “Policies”) is not chargeable with liabilities arising out of any other business the Company may conduct.

The Separate Account is a funding vehicle for individual variable life insurance Policies; it consists of a number of subaccounts (the “Subaccounts”), also commonly referred to as investment divisions or funds, each of which is treated as an individual accounting entity for financial reporting purposes. The Separate Account's value at any time is allocated among Policy holders based on the number and value of their accumulation units representing their interest in the separate account; all of the investible assets of the Separate Account are invested in the corresponding mutual fund.

Policy owners may allocate some or all of the applicable net payments or transfer some or all of the Policy value to the Company’s guaranteed account , which is not included in these financial statements. The assets of the Company support its insurance and annuity obligations and are subject to the Company's general liabilities from business operations.

Policy owners' net payments are allocated to the Subaccounts in accordance with Policy owner instructions and are recorded as Policy owners’ net payments in the Statements of Changes in Net Assets. Such amounts are used to provide account funds to pay Policy values under the Policies.

The following is a list of the variable life insurance products funded by the Separate Account:

Premiere I	Protective Premiere Executive
Premiere II	Protective Strategic Objectives VUL
Premiere II (2003)	Protective Strategic Objectives II VUL
Premiere III	Protector
Preserver	Provider
Preserver II	Single Premium Plus
Protective Investors Benefit Advisory VUL	Survivor
Protective Investors Choice VUL	Transitions

For the period or years ended December 31, 2022 and 2021, the Separate Account was invested in up to one hundred and twenty-seven Subaccounts, as follows:

American Funds IS Asset Allocation Class 2	Invesco V.I. Equity and Income II
American Funds IS Asset Allocation I	Invesco V.I. EQV International Growth II (a)
American Funds IS Global Growth 1	Invesco V.I. Global Fund I
American Funds IS Global Growth Class 2	Invesco V.I. Global Real Estate II
American Funds IS Global Small Capitalization Class 2	Invesco V.I. Global Strategic Income Fund
American Funds IS Growth Class 2	Invesco V.I. Government Securities II
American Funds IS Growth I	Invesco V.I. Growth & Income I
American Funds IS Growth-Income 1	Invesco V.I. Main Street Fund I
American Funds IS International Class 2	Invesco V.I. Small Cap Equity II
American Funds IS New World Class 2	Invesco V.I. U.S. Government Money Fund I
American Funds IS New World I	Lord Abbett Bond Debenture VC
American Funds IS Washington Mutual Investors Fund II	Lord Abbett Dividend Growth Fund
Calvert VP SRI Balanced	Lord Abbett Growth & Income VC
ClearBridge Variable Mid Cap Portfolio II	Lord Abbett Growth Opportunities VC
ClearBridge Variable Small Cap Growth I	Lord Abbett Mid Cap Stock VC
ClearBridge Variable Small Cap Growth II	Lord Abbett Series Fundamental Equity VC
DFA VA International Small	MFS Growth Series IC
DFA VA International Value	MFS Investors Trust IC
DFA VA US Large Value	MFS New Discovery IC
DFA VIT Inflation Protected Securities	MFS Research IC
Fidelity Contrafund Portfolio SC	MFS Total Return IC
Fidelity Equity Income SC	MFS Utilities IC
Fidelity Freedom Fund - 2015 Maturity SC	MFS VIT II Emerging Markets Equity SC
Fidelity Freedom Fund - 2020 Maturity SC	MFS VIT II International Value SC
Fidelity Growth Portfolio SC	MFS VIT II MA Investors Growth Stock IC
Fidelity Index 500 Portfolio SC	MFS VIT Total Return Bond SC
Fidelity Investment Grade Bonds SC	MFS VIT Value SC
Fidelity Mid Cap SC	Morgan Stanley VIF, Inc. Global Real Estate II
Fidelity VIP Growth Opportunities IC	PIMCO International Bond Institutional
Fidelity VIP Index 500 IC	PIMCO Short-Term Institutional
Fidelity VIP Investment Grade BD IC	PIMCO Total Return Institutional
Fidelity VIP Mid Cap IC	PIMCO VIT All Asset Advisor
Franklin Dynatech VIP Fund	PIMCO VIT Long-Term US Government Advisor
Franklin Growth & Income VIP 1	PIMCO VIT Low Duration Advisor
Franklin Income VIP 1	PIMCO VIT Real Return Advisor
Franklin Income VIP CL 2	PIMCO VIT Short-Term Advisor
Franklin Mutual Shares VIP CL 2	PIMCO VIT Total Return Advisor
Franklin Rising Dividend VIP CL 2	Royce Capital Fund Micro-Cap SC
Franklin Small Cap Value VIP CL 2	Royce Capital Fund Small-Cap SC
Franklin Small-Mid Cap Growth VIP CL 2	Royce Capital Small-Cap Inv
Franklin US Government Securities VIP CL 2	Templeton Developing Markets VIP
Goldman Sachs International Equity Insights	Templeton Developing Markets VIP CL 2
Goldman Sachs International Equity Insights SC	Templeton Foreign VIP CL 2
Goldman Sachs Large Cap Value	Templeton Global Bond VIP Fund CL 2
Goldman Sachs Large Cap Value Fund SC	Templeton Growth VIP CL 2
Goldman Sachs Mid Cap Value	TOPS Aggressive Growth ETF Class 2
Goldman Sachs Mid Cap Value SC	TOPS Aggressive Growth ETF1
Goldman Sachs Small Cap Equity Insights	TOPS Balanced ETF Class 2
Goldman Sachs Small Cap Equity Insights SC	TOPS Conservative ETF Class 2
Goldman Sachs Strategic Growth	TOPS Conservative ETF1
Goldman Sachs Strategic Growth SC	TOPS Growth ETF Class 2
Goldman Sachs US Equity Insights	TOPS Growth ETF1

Goldman Sachs US Equity Insights SC	TOPS Moderate Growth ETF Class 2
Goldman Sachs VIT Core Fixed Income	TOPS Moderate Growth ETF1
Goldman Sachs VIT Core Fixed Income SC	Vanguard VIF Capital Growth
Goldman Sachs VIT Mid Cap Growth Opportunities SC (b)	Vanguard VIF Equity Income
Invesco V.I. American Franchise	Vanguard VIF Equity Index
Invesco V.I. American Value II	Vanguard VIF International
Invesco V.I. Balanced Risk Allocation II	Vanguard VIF Mid-Cap Index
Invesco V.I. Capital Appreciation Fund I	Vanguard VIF Real Estate Index
Invesco V.I. Comstock I	Vanguard VIF Short Term Investment Grade
Invesco V.I. Discovery Mid Cap Growth Fund I	Vanguard VIF Total Bond Market Index
Invesco V.I. Discovery Mid Cap Growth Fund II	Vanguard VIF Total Stock Market Index
Invesco V.I. Diversified Dividend

(a) Effective April 29, 2022 name changed from Invesco V.I. International Growth Fund II

(b) Effective April 29, 2022 name changed from Goldman Sachs VIT Growth Opportunities Fund

Certain subaccounts that had no investments balances as of December 31, 2022 or that did not have activity during the year ended December 31, 2022 are not presented on the Statements of Assets and Liabilities as of December 31, 2022 or Statements of Operations for the year ended December 31, 2022, respectively.

The Separate Account is an investment company and, therefore, applies specialized accounting guidance in accordance with the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 "Financial Services — Investment Companies".

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies of the Separate Account.

Investment valuation

Investments are made and measured in shares and are presented net of management fees and other operating expenses incurred by the Subaccounts. The investments are valued at the net asset values of the mutual funds, which value their investment securities at fair value. Transactions with the mutual funds are recognized on the trade date.

The Separate Account classifies its valuations into three levels based upon the observability of inputs to the valuation of the Separate Account’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

The Separate Account determines the fair values of certain financial assets based on quoted market prices. All of the investments in the Subaccounts of the Separate Account are classified as Level 1 in the fair value hierarchy and consist of open-ended mutual funds. Participants may, without restriction, transact at the daily net asset value (“NAV”) of the mutual funds. The NAV represents the daily per share value based on the fair value of the underlying portfolio of investments of the respective Subaccounts.

Receivables and payables from (to) the policies and the fund manager

Receivables and payables from (to) the policies and the fund manager include trading activity initiated at the policy level from the last business day of the year that has not yet been settled with the fund manager.

Receivables and payables from (to) the Company

Receivables and payables from (to) the Company include accruals for pending claims payouts and accruals for the variance between investments and reserves applicable to the Subaccount.

Dividend income and capital gain distributions

Dividend income and capital gain distributions are recorded on the ex-dividend date and are reinvested in additional shares of the mutual funds. Ordinary dividend and capital gain distributions are recognized within net investment income and net realized gains, respectively, as recorded in the financial statements of the Subaccounts.

Net realized gains and losses

Net realized gains and losses on investments include gains and losses on redemptions of the Subaccounts’ shares (determined using the last-in-first-out (LIFO) or weighted average cost basis, depending on the product) and capital gain distributions from the mutual funds.

Net transfers (to) from the Company and Subaccounts

Net transfers (to) from the Company and Subaccounts include transfers between the Subaccounts of the Separate Account as well as transfers between the Separate Account and the Company.

Federal income taxes

The results of the operations of the Separate Account are included in the federal income tax return of the Company. Under the provisions of the Contracts, the Company has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge has been made against the Separate Account for such tax during the year ended December 31, 2022. Management will periodically review the application of this policy in the event of changes in tax law. Accordingly, a change may be made in future years to consider charges for any federal income taxes that would be attributable to the Contracts.

Use of estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from the estimates reported in the accompanying financial statements.

Risks and uncertainties

The Separate Account provides for various investment options in any combination of Subaccounts, each of which bears exposure to the market, credit, and liquidity risks of the underlying portfolio in which it invests. Due to the level of risk associated with certain investments and the level of uncertainty related to changes in the value of investments, it is at least reasonably possible that changes in risks in the near term could materially affect investment balances, the amounts reported in the statements of assets and liabilities, of operations and of changes in net assets. Accordingly, these financial statements should be read in conjunction with the financial statements and footnotes of the underlying Subaccounts identified in Note 1.

3.	PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2022 were as follows:

(in thousands)

Subaccount	Purchases	Sales
American Funds IS Asset Allocation Class 2	$717	$108
American Funds IS Asset Allocation I	2,659	265
American Funds IS Global Growth 1	9,493	104
American Funds IS Global Growth Class 2	731	81
American Funds IS Global Small Capitalization Class 2	1,023	61
American Funds IS Growth Class 2	1,927	320
American Funds IS Growth I	5,262	168
American Funds IS Growth-Income 1	4,527	848
American Funds IS International Class 2	636	73
American Funds IS New World Class 2	512	56
American Funds IS New World I	8,196	86
American Funds IS Washington Mutual Investors Fund II	2,250	333
Calvert VP SRI Balanced	6	1
ClearBridge Variable Mid Cap Portfolio II	404	172
ClearBridge Variable Small Cap Growth I	4,752	55
ClearBridge Variable Small Cap Growth II	283	356
DFA VA International Small	1,861	38
DFA VA International Value	530	77
DFA VA US Large Value	645	52
DFA VIT Inflation Protected Securities	2,238	55

(in thousands)

Subaccount	Purchases	Sales
Fidelity Contrafund Portfolio SC	$4,845	$2,474
Fidelity Equity Income SC	312	383
Fidelity Freedom Fund - 2015 Maturity SC	64	36
Fidelity Freedom Fund - 2020 Maturity SC	158	17
Fidelity Growth Portfolio SC	730	1,166
Fidelity Index 500 Portfolio SC	1,722	1,414
Fidelity Investment Grade Bonds SC	1,728	997
Fidelity Mid Cap SC	2,502	1,298
Fidelity VIP Growth Opportunities IC	2,825	888
Fidelity VIP Index 500 IC	14,318	200
Fidelity VIP Investment Grade BD IC	2,425	66
Fidelity VIP Mid Cap IC	1,530	118
Franklin Dynatech VIP Fund	3,767	263
Franklin Growth & Income VIP 1	5,794	85
Franklin Income VIP 1	433	80
Franklin Income VIP CL 2	1,672	1,844
Franklin Mutual Shares VIP CL 2	7,070	2,639
Franklin Rising Dividend VIP CL 2	4,275	1,467
Franklin Small Cap Value VIP CL 2	1,517	391
Franklin Small-Mid Cap Growth VIP CL 2	2,474	635
Franklin US Government Securities VIP CL 2	1,069	972
Goldman Sachs International Equity Insights	444	545
Goldman Sachs International Equity Insights SC	306	134
Goldman Sachs Large Cap Value	1,676	1,364
Goldman Sachs Large Cap Value Fund SC	327	242
Goldman Sachs Mid Cap Value	5,774	652
Goldman Sachs Mid Cap Value SC	1,238	477
Goldman Sachs Small Cap Equity Insights	572	700
Goldman Sachs Small Cap Equity Insights SC	76	56
Goldman Sachs Strategic Growth	3,144	610
Goldman Sachs Strategic Growth SC	1,704	203
Goldman Sachs US Equity Insights	287	738
Goldman Sachs US Equity Insights SC	7	7
Goldman Sachs VIT Core Fixed Income	6,592	102
Goldman Sachs VIT Core Fixed Income SC	118	186
Goldman Sachs VIT Mid Cap Growth Opportunities SC	417	158
Invesco V.I. American Franchise	1,907	242
Invesco V.I. American Value II	1,075	476
Invesco V.I. Balanced Risk Allocation II	140	106
Invesco V.I. Capital Appreciation Fund I	5,305	1,092
Invesco V.I. Comstock I	2,504	5,024
Invesco V.I. Discovery Mid Cap Growth Fund I	3,711	514
Invesco V.I. Discovery Mid Cap Growth Fund II	211	14
Invesco V.I. Diversified Dividend	1,016	106
Invesco V.I. Equity and Income II	5,122	1,685
Invesco V.I. EQV International Growth II	2,303	466
Invesco V.I. Global Fund I	8,139	1,015
Invesco V.I. Global Real Estate II	108	76

(in thousands)

Subaccount	Purchases	Sales
Invesco V.I. Global Strategic Income Fund	$610	$507
Invesco V.I. Government Securities II	406	346
Invesco V.I. Growth & Income I	5,649	3,665
Invesco V.I. Main Street Fund I	4,513	562
Invesco V.I. Small Cap Equity II	810	89
Invesco V.I. U.S. Government Money Fund I	3,293	3,906
Lord Abbett Bond Debenture VC	5,230	1,244
Lord Abbett Dividend Growth Fund	4,450	593
Lord Abbett Growth & Income VC	1,764	1,256
Lord Abbett Growth Opportunities VC	1,057	176
Lord Abbett Mid Cap Stock VC	1,457	1,289
Lord Abbett Series Fundamental Equity VC	1,767	505
MFS Growth Series IC	3,459	695
MFS Investors Trust IC	1,817	939
MFS New Discovery IC	3,491	329
MFS Research IC	1,767	674
MFS Total Return IC	2,462	1,253
MFS Utilities IC	413	611
MFS VIT II Emerging Markets Equity SC	136	14
MFS VIT II International Value SC	1,109	243
MFS VIT II MA Investors Growth Stock IC	841	310
MFS VIT Total Return Bond SC	1,418	700
MFS VIT Value SC	1,781	1,512
Morgan Stanley VIF, Inc. Global Real Estate II	118	109
PIMCO International Bond Institutional	2,132	64
PIMCO Short-Term Institutional	511	118
PIMCO Total Return Institutional	1,982	193
PIMCO VIT All Asset Advisor	31	11
PIMCO VIT Long-Term US Government Advisor	132	41
PIMCO VIT Low Duration Advisor	197	135
PIMCO VIT Real Return Advisor	1,376	587
PIMCO VIT Short-Term Advisor	261	210
PIMCO VIT Total Return Advisor	2,574	1,214
Royce Capital Fund Micro-Cap SC	605	129
Royce Capital Fund Small-Cap SC	824	599
Royce Capital Small-Cap Inv	456	47
Templeton Developing Markets VIP	253	14
Templeton Developing Markets VIP CL 2	323	37
Templeton Foreign VIP CL 2	837	738
Templeton Global Bond VIP Fund CL 2	500	872
Templeton Growth VIP CL 2	811	879
TOPS Aggressive Growth ETF Class 2	13	39
TOPS Aggressive Growth ETF1	307	38
TOPS Balanced ETF Class 2	6	4
TOPS Conservative ETF Class 2	31	32
TOPS Conservative ETF1	51	18
TOPS Growth ETF Class 2	256	40

(in thousands)

Subaccount	Purchases	Sales
TOPS Growth ETF1	$2,563	$101
TOPS Moderate Growth ETF Class 2	40	6
TOPS Moderate Growth ETF1	2,100	53
Vanguard VIF Capital Growth	7,544	107
Vanguard VIF Equity Income	1,558	179
Vanguard VIF Equity Index	20	3
Vanguard VIF International	897	54
Vanguard VIF Mid-Cap Index	19	2
Vanguard VIF Real Estate Index	281	64
Vanguard VIF Short Term Invmt Grade	6,885	136
Vanguard VIF Total Bond Market Index	192	56
Vanguard VIF Total Stock Market Index	719	79

4.	CHANGES IN UNITS OUTSTANDING

The change in units outstanding for years or periods ended December 31, 2022 and 2021 were as follows:

(in thousands)	2022					2021
Subaccount	Units Issued		Units Redeemed		Net Increase (Decrease)	Units Issued	Units Redeemed		Net Increase (Decrease)

American Funds IS Asset Allocation Class 2	21		15		6	28	13		14
American Funds IS Asset Allocation I	194		36		158	165	6		160
American Funds IS Global Growth 1	723		74		649	351	24		327
American Funds IS Global Growth Class 2	25		10		15	24	10		14
American Funds IS Global Small Capitalization Class 2	28		7		21	15	6		8
American Funds IS Growth Class 2	43		26		17	36	35		1
American Funds IS Growth I	306		38		268	244	39		206
American Funds IS Growth-Income 1	326		90		236	242	10		232
American Funds IS International Class 2	24		11		13	37	10		26
American Funds IS New World Class 2	28		8		20	21	8		13
American Funds IS New World I	729		74		655	318	25		294
American Funds IS Washington Mutual Investors Fund II	45		38		7	56	35		21
Calvert VP SRI Balanced	0	*	0	*	(0)*	-	0	*	(0)*
ClearBridge Variable Mid Cap Portfolio II	9		7		2	8	10		(2)
ClearBridge Variable Small Cap Growth I	396		42		354	173	14		159
ClearBridge Variable Small Cap Growth II	6		8		(2)	6	4		2
DFA VA International Small	172		19		153	68	10		58
DFA VA International Value	45		9		36	27	1		25
DFA VA US Large Value	51		8		43	32	1		31
DFA VIT Inflation Protected Securities	204		25		179	102	5		97
Fidelity Contrafund Portfolio SC	74		72		2	61	103		(42)
Fidelity Equity Income SC	6		13		(7)	15	8		7
Fidelity Freedom Fund - 2015 Maturity SC	0	*	2		(2)	3	1		3
Fidelity Freedom Fund - 2020 Maturity SC	3		1		2	1	2		(1)
Fidelity Growth Portfolio SC	12		26		(14)	16	25		(10)
Fidelity Index 500 Portfolio SC	43		50		(7)	60	73		(12)
Fidelity Investment Grade Bonds SC	56		75		(19)	149	32		117
Fidelity Mid Cap SC	32		41		(9)	117	152		(35)
Fidelity VIP Growth Opportunities IC	173		72		101	56	7		49

(in thousands)	2022					2021
Subaccount	Units Issued		Units Redeemed		Net Increase (Decrease)	Units Issued		Units Redeemed		Net Increase (Decrease)

Fidelity VIP Index 500 IC	1,094		110		984	484		40		444
Fidelity VIP Investment Grade BD IC	253		32		221	152		10		142
Fidelity VIP Mid Cap IC	110		21		89	91		12		79
Franklin Dynatech VIP Fund	33		12		21	9		15		(6)
Franklin Growth & Income VIP 1	339		43		296	169		20		149
Franklin Income VIP 1	36		9		27	21		1		20
Franklin Income VIP CL 2	37		97		(60)	63		77		(14)
Franklin Mutual Shares VIP CL 2	126		207		(81)	315		412		(97)
Franklin Rising Dividend VIP CL 2	39		56		(17)	46		79		(33)
Franklin Small Cap Value VIP CL 2	19		15		4	26		25		1
Franklin Small-Mid Cap Growth VIP CL 2	36		23		13	19		39		(20)
Franklin US Government Securities VIP CL 2	102		122		(20)	1,567		1,443		124
Goldman Sachs International Equity Insights	19		31		(12)	23		31		(8)
Goldman Sachs International Equity Insights SC	24		16		8	21		27		(5)
Goldman Sachs Large Cap Value	9		32		(23)	17		32		(15)
Goldman Sachs Large Cap Value Fund SC	3		12		(9)	5		19		(14)
Goldman Sachs Mid Cap Value	348		62		286	188		29		159
Goldman Sachs Mid Cap Value SC	16		25		(9)	19		33		(14)
Goldman Sachs Small Cap Equity Insights	8		11		(3)	9		17		(8)
Goldman Sachs Small Cap Equity Insights SC	2		2		-	1		4		(3)
Goldman Sachs Strategic Growth	9		10		(1)	5		14		(8)
Goldman Sachs Strategic Growth SC	20		10		10	7		17		(10)
Goldman Sachs US Equity Insights	5		12		(7)	5		10		(4)
Goldman Sachs US Equity Insights SC	0	*	0	*	(0)*	0	*	0	*	(0)*
Goldman Sachs VIT Core Fixed Income	746		78		668	324		27		297
Goldman Sachs VIT Core Fixed Income SC	12		20		(8)	16		8		8
Goldman Sachs VIT Mid Cap Growth Opportunities SC	9		6		3	5		11		(6)
Invesco V.I. American Franchise	18		18		-	12		42		(30)
Invesco V.I. American Value II	10		20		(10)	131		147		(15)
Invesco V.I. Balanced Risk Allocation II	4		6		(2)	5		3		1
Invesco V.I. Capital Appreciation Fund I	14		20		(6)	9		24		(15)
Invesco V.I. Comstock I	28		106		(78)	37		109		(72)
Invesco V.I. Discovery Mid Cap Growth Fund I	17		14		3	8		17		(9)
Invesco V.I. Discovery Mid Cap Growth Fund II	8		2		6	4		3		1
Invesco V.I. Diversified Dividend	72		14		58	56		2		54
Invesco V.I. Equity and Income II	34		63		(29)	42		73		(31)
Invesco V.I. EQV International Growth II	86		51		35	386		374		12
Invesco V.I. Global Fund I	87		41		46	43		46		(3)
Invesco V.I. Global Real Estate II	7		6		1	6		8		(1)
Invesco V.I. Global Strategic Income Fund	40		38		2	243		207		36
Invesco V.I. Government Securities II	40		44		(4)	74		30		44
Invesco V.I. Growth & Income I	47		112		(65)	140		220		(80)
Invesco V.I. Main Street Fund I	8		14		(6)	11		21		(10)
Invesco V.I. Small Cap Equity II	16		8		8	11		23		(12)
Invesco V.I. U.S. Government Money Fund I	2,449		2,899		(450)	4,104		3,703		401
Lord Abbett Bond Debenture VC	163		96		67	193		71		122
Lord Abbett Dividend Growth Fund	45		22		23	27		19		8
Lord Abbett Growth & Income VC	14		45		(31)	27		61		(35)
Lord Abbett Growth Opportunities VC	11		5		6	4		8		(4)
Lord Abbett Mid Cap Stock VC	19		48		(29)	21		62		(40)
Lord Abbett Series Fundamental Equity VC	24		29		(5)	24		38		(14)

(in thousands)	2022					2021
Subaccount	Units Issued		Units Redeemed		Net Increase (Decrease)	Units Issued	Units Redeemed		Net Increase (Decrease)

MFS Growth Series IC	22		14		8	59	70		(11)
MFS Investors Trust IC	10		21		(11)	81	97		(16)
MFS New Discovery IC	16		8		8	7	15		(8)
MFS Research IC	8		14		(6)	11	22		(11)
MFS Total Return IC	16		34		(18)	27	44		(16)
MFS Utilities IC	3		10		(7)	7	7		1
MFS VIT II Emerging Markets Equity SC	8		3		5	7	7		1
MFS VIT II International Value SC	45		23		22	339	345		(6)
MFS VIT II MA Investors Growth Stock IC	9		17		(8)	10	28		(18)
MFS VIT Total Return Bond SC	96		87		9	1,693	1,608		86
MFS VIT Value SC	30		61		(31)	247	267		(20)
Morgan Stanley VIF, Inc. Global Real Estate II	6		8		(2)	8	6		3
PIMCO International Bond Institutional	241		31		210	135	5		130
PIMCO Short-Term Institutional	51		14		37	29	1		28
PIMCO Total Return Institutional	219		45		174	216	10		206
PIMCO VIT All Asset Advisor	0	*	1		(1)	1	3		(2)
PIMCO VIT Long-Term US Government Advisor	8		3		5	16	9		7
PIMCO VIT Low Duration Advisor	18		16		2	49	35		13
PIMCO VIT Real Return Advisor	75		76		(1)	134	49		85
PIMCO VIT Short-Term Advisor	24		23		1	61	36		24
PIMCO VIT Total Return Advisor	218		175		43	398	162		236
Royce Capital Fund Micro-Cap SC	13		7		6	5	12		(8)
Royce Capital Fund Small-Cap SC	47		45		2	37	68		(31)
Royce Capital Small-Cap Inv	41		7		34	28	6		21
Templeton Developing Markets VIP	23		3		20	6	0	*	6
Templeton Developing Markets VIP CL 2	19		5		14	17	5		12
Templeton Foreign VIP CL 2	63		75		(12)	81	64		17
Templeton Global Bond VIP Fund CL 2	58		81		(23)	148	69		79
Templeton Growth VIP CL 2	78		85		(7)	82	78		3
TOPS Aggressive Growth ETF Class 2	1		3		(2)	2	1		1
TOPS Aggressive Growth ETF1	27		7		20	14	1		13
TOPS Balanced ETF Class 2	0	*	0	*	(0)*	1	0	*	0
TOPS Conservative ETF Class 2	3		3		-	2	2		0
TOPS Conservative ETF1	4		2		2	15	0	*	14
TOPS Growth ETF Class 2	19		6		13	19	6		13
TOPS Growth ETF1	217		20		197	53	8		44
TOPS Moderate Growth ETF Class 2	3		1		2	3	1		2
TOPS Moderate Growth ETF1	188		21		167	97	4		93
Vanguard VIF Capital Growth	575		62		513	265	23		242
Vanguard VIF Equity Income	112		22		90	60	4		56
Vanguard VIF Equity Index	1		0	*	1	1	0	*	1
Vanguard VIF International	61		9		52	57	5		53
Vanguard VIF Mid-Cap Index	1		0	*	1	1	0	*	0
Vanguard VIF Real Estate Index	20		6		14	23	4		19
Vanguard VIF Short Term Invmt Grade	751		88		663	348	28		320
Vanguard VIF Total Bond Market Index	17		6		11	15	3		11
Vanguard VIF Total Stock Market Index	37		5		32	11	1		9

* The Subaccount has units that round to less than 1,000 units.

5.	EXPENSES AND RELATED PARTY TRANSACTIONS

The charges below are the current expenses deducted by Subaccount from the Policy as a redemption of units. Charges may vary based on factors such as product purchased, face amount, gender, age at issue of the insured, age at issue of the joint insured, insurance rate classification and smoking status, death benefit option selected, insured's age at time of face increase, and/or age of the Policy. The charges are recorded, as applicable, to the respective Subaccount in the Separate Account. Redemption of units deductions are made to the individual Policies in accordance with the terms which govern each life insurance policy, as set forth in the Policy.

Expense Type	Range

Monthly Standard Administrative Charge

This charge is assessed to reimburse the Company for expenses incurred in the administration of the Policy and the Separate Account. The charge is deducted monthly, assessed through a redemption of units, and recorded as Policy maintenance charges within the Statements of Changes in Net Assets.	$3 - $8 per month

Annual Policy Charge

This charge is assessed to reimburse the Company for expenses incurred in the administration of the Policy and the Separate Account. The charge is waived when the policy value equals or exceeds $50,000. The charge is deducted annually, assessed through a redemption of units, and recorded as Policy maintenance charges in the Statements of Changes in Net Assets.	$0 - $35 per year

Mortality and Expense Risk Charge

This charge is assessed to reimburse the Company for assuming mortality and expense risks. The charge is deducted monthly, assessed through a redemption of units, and recorded as Policy maintenance charges in the Statements of Changes in Net Assets.	a monthly charge amounting to a per annum aggregate of 0.000% - 0.075% of the average daily net assets of the variable account

Surrender Charge (Contingent Deferred Sales Charge)

This charge is assessed to reimburse the Company for some of the costs of distributing the Policies. The charge is a percent of the amount withdrawn, surrendered, or lapsed based on the number of full years which have elapsed between the date the Policy was issued and the surrender date as well as the amount withdrawn in excess of the annual withdrawal amount allowed under the Policy, assessed through a redemption of units, and recorded as Policy maintenance charges within the Statements of Changes in Net Assets.	$0 - $58 per $1,000 of the face amount at surrender or 0.0% - 27% of initial premium at surrender

Transfer Charge

Currently there is no charge assessed for transfers; however, the Company has reserved the right to charge for transfers as reimbursement for costs incurred when transferring funds. The charge is deducted upon transfer, assessed through a redemption of units, and recorded as Policy owners’ benefits within the Statements of Changes in Net Assets.	$25 per transfer after the first 12 transfers in any policy year

Charge for Optional Benefits

This charge is assessed to reimburse the Company for costs and risks stemming from optional living and/or death benefits elected by the Policy owner. The charge is deducted monthly, assessed through a redemption of units, and recorded as Policy maintenance charges within the Statements of Changes in Net Assets.	0.0125% of policy value up to a maximum of $31.25 or 0.02% of policy value $1.50 - $24.33 per $100 or $0.02 - $108.93 per thousand of rider coverage amount

Cost of Insurance Charge (COI)

This charge is assessed to reimburse the Company for the cost of providing the death benefit. The charge is assessed on the Policy's monthly anniversary day, assessed through a redemption of units, and recorded as Policy maintenance charges within the Statements of Changes in Net Assets.	$0.07 - $333.33 per $1,000 of net amount at risk per month or 0.046% - 0.057% of the face amount of policy up to a maximum of the guaranteed COI

Policy Expense Charge

This charge is assessed to reimburse the Company for sales expenses, underwriting and issue expenses, and the average premium tax expense incurred when issuing Policies. The charge is based upon the Policy value on the monthly anniversary, assessed through a redemption of units, and recorded as Policy maintenance charges within the Statements of Changes in Net Assets.	a monthly charge amounting to a per annum aggregated of 0.000% - 0.060 % of the Policy's value

Charge for Face Value Increase

This charge is assessed to reimburse the Company for costs incurred from a face value increase. The charge is deducted monthly for the first 12 months following a face value increase, assessed through a redemption of units, and recorded as Policy maintenance charges within the Statements of Changes in Net Assets.	$0.08 - $1.75 per $1,000 of face increase per month up to a maximum of $250 per month

Monthly Administrative Charge for Initial Face Value

This charge is assessed during the first 12 months after the initial purchase to reimburse the Company for administrative costs. The charge is deducted monthly, assessed through a redemption of units, and recorded as Policy maintenance charges within the Statements of Changes in Net Assets.	$0.09 - $3.66 per $1,000 of face value per month

The Company offers a loan privilege to certain Policy owners. Such Policy owners may obtain loans using the Policy’s value as the only security for the loan. Loans are subject to provisions of The Internal Revenue Code of 1986, as amended.

6.	FINANCIAL HIGHLIGHTS

The Company sells a number of variable life products that are funded by the Separate Account. These products have unique combinations of features and fees that are charged against the Policy owner’s account. These expenses, primarily mortality, expense and administrative charges, are variable in nature and are assessed as a direct reduction in units versus as a reduction in unit value. As such charges are assessed as a reduction in units, there would not be a range of unit values or total return ratios. Charges that require redemption of Policy owner units are excluded.

A summary of units, unit fair values, net assets, investment income ratios, and total return ratios for each applicable subaccount for each of the five years in the period ended December 31, 2022, is as follows :

	As of December 31			For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Total Return (b)

American Funds IS Asset Allocation Class 2
2022	251	$16.27	$4,079	1.84%	(13.40)%
2021	245	18.79	4,599	1.61%	15.10%
2020	231	16.33	3,765	1.64%	12.46%
2019	217	14.52	3,156	2.12%	21.23%
2018	153	11.98	1,835	1.86%	(4.60)%

American Funds IS Asset Allocation I
2022	346	11.94	4,133	2.56%	(13.19)%
2021	187	13.76	2,577	1.86%	15.40%
2020	28	11.92	329	3.09%	12.71%
2019	-	-	-	-	-
2018	-	-	-	-	-

	As of December 31			For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Total Return (b)

American Funds IS Global Growth 1
2022	1,017	$12.69	$12,898	1.15%	(24.54)%
2021	367	16.82	6,179	0.62%	16.72%
2020	40	14.41	576	0.77%	30.78%
2019	-	-	-	-	-
2018	-	-	-	-	-

American Funds IS Global Growth Class 2
2022	166	18.06	3,003	0.63%	(24.74)%
2021	151	23.99	3,625	0.34%	16.42%
2020	137	20.61	2,831	0.33%	30.47%
2019	126	15.80	1,992	1.27%	35.28%
2018	76	11.68	889	0.82%	(9.04)%

American Funds IS Global Small Capitalization Class 2
2022	157	13.13	2,058	0.00%	(29.55)%
2021	135	18.64	2,523	0.00%	6.74%
2020	127	17.46	2,219	0.15%	29.72%
2019	136	13.46	1,831	0.17%	31.52%
2018	126	10.24	1,294	0.09%	(10.55)%

American Funds IS Growth Class 2
2022	315	23.87	7,518	0.30%	(29.94)%
2021	298	34.07	10,155	0.22%	21.99%
2020	297	27.93	8,289	0.30%	52.08%
2019	304	18.36	5,586	0.78%	30.77%
2018	245	14.04	3,439	0.50%	(0.25)%

American Funds IS Growth I
2022	499	14.46	7,218	0.71%	(29.76)%
2021	232	20.58	4,766	0.62%	22.30%
2020	26	16.83	437	0.71%	52.46%
2019	-	-	-	-	-
2018	-	-	-	-	-

	As of December 31			For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Total Return (b)

American Funds IS Growth-Income 1
2022	486	$12.83	$6,231	1.84%	(16.29)%
2021	250	15.32	3,827	(13.55)%	24.42%
2020	18	12.32	(4,292)	(0.11)%	13.81%
2019	-	-	-	-	-
2018	-	-	-	-	-

American Funds IS International Class 2
2022	224	11.35	2,543	1.66%	(20.79)%
2021	211	14.33	3,029	2.52%	(1.50)%
2020	185	14.54	2,692	0.59%	13.97%
2019	180	12.76	2,297	1.57%	22.88%
2018	163	10.38	1,689	1.91%	(13.13)%

American Funds IS New World Class 2
2022	108	13.95	1,509	1.32%	(22.10)%
2021	88	17.91	1,582	0.92%	4.92%
2020	75	17.07	1,280	0.06%	23.58%
2019	69	13.81	949	1.13%	29.14%
2018	35	10.69	375	1.05%	(14.04)%

American Funds IS New World I
2022	990	11.06	10,938	1.90%	(21.86)%
2021	334	14.15	4,729	1.41%	5.16%
2020	40	13.45	544	0.29%	23.89%
2019	-	-	-	-	-
2018	-	-	-	-	-

American Funds IS Washington Mutual Investors Fund II
2022	396	18.53	7,336	1.87%	(8.45)%
2021	389	20.24	7,863	1.51%	27.78%
2020	367	15.84	5,819	1.69%	8.68%
2019	319	14.57	4,651	2.20%	21.38%
2018	241	12.01	2,891	2.26%	(8.66)%

	As of December 31			For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Total Return (b)

Calvert VP SRI Balanced
2022	1	$40.97	$54	1.16%	(15.41)%
2021	1	48.43	65	1.18%	15.12%
2020	1	42.07	58	1.75%	15.26%
2019	2	36.50	74	1.61%	24.40%
2018	2	29.34	61	1.83%	(2.67)%

ClearBridge Variable Mid Cap Portfolio II
2022	69	33.93	2,340	0.09%	(25.50)%
2021	67	45.54	3,046	0.03%	28.39%
2020	68	35.47	2,429	0.04%	15.10%
2019	64	30.82	1,970	0.38%	32.65%
2018	67	23.23	1,556	0.20%	(12.80)%

ClearBridge Variable Small Cap Growth I
2022	533	12.42	6,614	0.00%	(28.85)%
2021	179	17.46	3,122	0.00%	12.61%
2020	19	15.50	300	0.00%	43.26%
2019	-	-	-	-	-
2018	-	-	-	-	-

ClearBridge Variable Small Cap Growth II
2022	37	44.96	1,658	0.00%	(29.01)%
2021	39	63.33	2,445	0.00%	12.31%
2020	37	56.39	2,074	0.00%	42.91%
2019	36	39.46	1,425	0.00%	26.55%
2018	38	31.18	1,181	0.00%	3.21%

DFA VA International Small
2022	225	11.35	2,558	3.63%	(17.64)%
2021	73	13.78	1,003	3.83%	14.56%
2020	15	12.03	176	3.25%	9.41%
2019	-	-	-	-	-
2018	-	-	-	-	-

	As of December 31			For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Total Return (b)

DFA VA International Value
2022	63	$11.90	$746	5.22%	(3.46)%
2021	27	12.33	338	6.83%	18.11%
2020	2	10.44	24	4.32%	(1.76)%
2019	-	-	-	-	-
2018	-	-	-	-	-

DFA VA US Large Value
2022	75	12.99	974	3.12%	(4.88)%
2021	32	13.65	430	2.49%	27.04%
2020	1	10.75	10	3.81%	(1.38)%
2019	-	-	-	-	-
2018	-	-	-	-	-

DFA VIT Inflation Protected Securities
2022	278	10.43	2,898	11.60%	(12.45)%
2021	100	11.92	1,188	8.09%	5.58%
2020	3	11.29	34	2.02%	11.72%
2019	-	-	-	-	-
2018	-	-	-	-	-

Fidelity Contrafund Portfolio SC
2022	753	55.20	41,555	0.38%	(26.38)%
2021	751	74.98	56,303	0.05%	27.71%
2020	793	58.71	46,179	0.14%	30.43%
2019	845	45.02	38,044	0.38%	31.45%
2018	853	34.25	29,197	0.65%	(6.49)%

Fidelity Equity Income SC
2022	92	37.92	3,456	1.75%	(5.09)%
2021	99	39.95	3,955	1.92%	24.83%
2020	92	32.00	2,953	1.57%	6.55%
2019	93	30.04	2,804	1.97%	27.32%
2018	97	23.59	2,287	2.26%	(8.40)%

	As of December 31			For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Total Return (b)

Fidelity Freedom Fund - 2015 Maturity SC
2022	21	$20.56	$437	1.98%	(14.66)%
2021	23	24.09	545	1.07%	7.59%
2020	20	22.39	449	1.18%	13.62%
2019	20	19.71	403	2.04%	18.21%
2018	21	16.67	349	1.58%	(5.11)%

Fidelity Freedom Fund - 2020 Maturity SC
2022	37	21.21	791	1.94%	(15.83)%
2021	35	25.20	888	1.02%	9.47%
2020	36	23.02	826	1.16%	14.92%
2019	36	20.03	719	1.97%	20.01%
2018	39	16.69	649	1.48%	(5.98)%

Fidelity Growth Portfolio SC
2022	66	42.39	2,756	0.47%	(24.52)%
2021	80	56.17	3,905	0.00%	23.08%
2020	89	45.64	4,017	0.05%	43.75%
2019	84	31.75	2,658	0.17%	34.18%
2018	88	23.66	2,086	0.16%	(0.27)%

Fidelity Index 500 Portfolio SC
2022	665	42.54	28,276	1.32%	(18.30)%
2021	672	52.06	34,915	1.20%	28.45%
2020	684	40.53	27,695	1.57%	18.13%
2019	669	34.31	22,970	1.97%	31.22%
2018	641	26.15	16,767	1.91%	(4.59)%

Fidelity Investment Grade Bonds SC
2022	747	18.21	13,603	2.19%	(13.03)%
2021	766	20.94	15,949	2.03%	(0.72)%
2020	649	21.09	13,682	2.17%	9.25%
2019	611	19.31	11,794	2.73%	9.58%
2018	545	17.62	9,597	2.47%	(0.63)%

	As of December 31			For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Total Return (b)

Fidelity Mid Cap SC
2022	437	$54.31	$23,745	0.39%	(14.85)%
2021	446	63.79	28,411	0.52%	25.51%
2020	481	50.82	24,452	0.49%	18.04%
2019	476	43.06	20,476	0.84%	23.35%
2018	448	34.91	15,626	0.61%	(14.63)%

Fidelity VIP Growth Opportunities IC
2022	153	12.99	1,994	0.00%	(38.15)%
2021	52	21.00	1,098	0.00%	11.94%
2020	4	18.76	70	0.00%	68.66%
2019	-	-	-	-	-
2018	-	-	-	-	-

Fidelity VIP Index 500 IC
2022	1,496	13.46	20,140	1.85%	(18.21)%
2021	512	16.46	8,429	1.56%	28.58%
2020	68	12.80	877	2.20%	18.24%
2019	-	-	-	-	-
2018	-	-	-	-	-

Fidelity VIP Investment Grade BD IC
2022	370	9.54	3,527	3.16%	(12.96)%
2021	148	10.97	1,628	2.76%	(0.61)%
2020	7	11.03	74	3.13%	9.39%
2019	-	-	-	-	-
2018	-	-	-	-	-

Fidelity VIP Mid Cap IC
2022	183	13.72	2,504	0.63%	(14.74)%
2021	94	16.09	1,508	0.83%	25.60%
2020	14	12.81	185	0.72%	18.19%
2019	-	-	-	-	-
2018	-	-	-	-	-

	As of December 31			For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Total Return (b)

Franklin Dynatech VIP Fund
2022	153	$30.71	$4,711	0.00%	(39.96)%
2021	133	51.15	6,820	0.00%	16.14%
2020	139	44.04	6,132	0.00%	44.88%
2019	155	30.40	4,698	0.00%	31.16%
2018	161	23.17	3,726	0.00%	3.14%

Franklin Growth & Income VIP 1
2022	467	13.29	6,206	2.89%	(6.60)%
2021	170	14.23	2,423	1.17%	25.59%
2020	8	11.33	237	3.28%	5.81%
2019	-	-	-	-	-
2018	-	-	-	-	-

Franklin Income VIP 1
2022	55	11.62	638	4.59%	(5.24)%
2021	27	12.26	336	2.42%	17.01%
2020	8	10.48	83	6.77%	0.97%
2019	-	-	-	-	-
2018	-	-	-	-	-

Franklin Income VIP CL 2
2022	745	25.06	18,658	4.80%	(5.47)%
2021	805	26.51	21,340	4.77%	16.75%
2020	819	22.70	18,587	5.37%	0.69%
2019	845	22.55	19,051	5.38%	16.06%
2018	880	19.43	17,009	4.96%	(4.30)%

Franklin Mutual Shares VIP CL 2
2022	2,128	22.12	47,045	1.80%	(7.43)%
2021	2,209	23.89	52,728	3.00%	19.17%
2020	2,305	20.05	46,217	2.55%	(5.04)%
2019	2,191	21.12	46,214	1.88%	22.57%
2018	2,209	17.23	38,054	2.57%	(9.07)%

	As of December 31			For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Total Return (b)

Franklin Rising Dividend VIP CL 2
2022	633	$40.46	$25,602	0.75%	(10.57)%
2021	650	45.25	29,408	0.87%	26.79%
2020	683	35.69	24,339	1.16%	15.97%
2019	700	30.77	21,552	1.28%	29.23%
2018	721	23.81	17,159	1.32%	(5.07)%

Franklin Small Cap Value VIP CL 2
2022	136	35.59	4,853	0.96%	(10.06)%
2021	132	39.57	5,223	1.05%	25.37%
2020	131	31.56	4,128	1.31%	5.19%
2019	126	30.01	3,768	1.06%	26.35%
2018	119	23.75	2,815	0.95%	(12.88)%

Franklin Small-Mid Cap Growth VIP CL 2
2022	157	31.91	5,022	0.00%	(33.69)%
2021	144	48.12	6,942	0.00%	10.01%
2020	165	43.74	7,168	0.00%	55.09%
2019	174	28.20	4,901	0.00%	31.44%
2018	172	21.46	3,689	0.00%	(5.37)%

Franklin US Government Securities VIP CL 2
2022	1,103	13.33	14,697	2.35%	(9.75)%
2021	1,124	14.77	16,565	2.48%	(1.83)%
2020	1,000	15.04	15,036	3.37%	3.83%
2019	973	14.49	14,020	2.87%	5.23%
2018	961	13.77	13,227	2.69%	0.34%

Goldman Sachs International Equity Insights
2022	243	25.58	6,222	3.01%	(13.55)%
2021	255	29.60	7,537	2.94%	12.17%
2020	263	26.39	6,937	1.46%	6.81%
2019	265	24.70	6,537	2.48%	18.45%
2018	279	20.85	5,748	2.04%	(16.28)%

	As of December 31			For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Total Return (b)

Goldman Sachs International Equity Insights SC
2022	210	$12.72	$2,672	2.87%	(13.72)%
2021	202	14.74	2,985	2.63%	11.81%
2020	208	13.19	2,739	1.27%	6.54%
2019	197	12.38	2,444	2.29%	18.23%
2018	193	10.47	2,021	1.76%	(16.55)%

Goldman Sachs Large Cap Value
2022	262	52.93	13,841	1.29%	(6.37)%
2021	285	56.53	15,865	1.20%	24.13%
2020	300	45.54	13,681	1.28%	3.98%
2019	309	43.80	13,472	1.52%	25.93%
2018	342	34.78	11,822	1.34%	(8.46)%

Goldman Sachs Large Cap Value Fund SC
2022	111	24.06	2,670	1.05%	(6.57)%
2021	120	25.75	3,079	0.90%	23.93%
2020	134	20.78	2,783	1.05%	3.74%
2019	139	20.03	2,792	1.23%	25.61%
2018	163	15.95	2,596	1.09%	(8.72)%

Goldman Sachs Mid Cap Value
2022	483	31.54	9,475	0.82%	(9.99)%
2021	255	35.04	6,462	0.56%	30.95%
2020	96	11.52	3,230	0.59%	8.40%
2019	78	10.62	2,823	0.83%	(63.94)%
2018	78	29.46	2,301	1.39%	(10.46)%

Goldman Sachs Mid Cap Value SC
2022	216	31.23	6,741	0.40%	(10.23)%
2021	225	34.79	7,798	0.21%	30.57%
2020	238	26.65	6,353	0.39%	8.19%
2019	236	24.63	5,816	0.60%	31.17%
2018	230	18.77	4,320	0.60%	(10.70)%

	As of December 31			For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Total Return (b)

Goldman Sachs Small Cap Equity Insights
2022	102	$80.70	$8,213	0.29%	(19.38)%
2021	105	100.10	10,505	0.50%	23.79%
2020	112	80.86	9,087	0.20%	8.58%
2019	116	74.47	8,602	0.51%	24.84%
2018	122	59.65	7,213	0.52%	(8.62)%

Goldman Sachs Small Cap Equity Insights SC
2022	17	31.93	534	0.09%	(19.64)%
2021	16	39.73	650	0.23%	23.50%
2020	20	32.17	634	0.00%	8.36%
2019	18	29.68	520	0.23%	24.53%
2018	18	24.57	423	0.23%	(8.82)%

Goldman Sachs Strategic Growth
2022	147	92.14	13,392	0.00%	(32.52)%
2021	148	136.54	20,073	0.00%	21.93%
2020	156	111.99	17,469	0.09%	40.51%
2019	171	79.70	13,594	0.30%	35.53%
2018	189	58.81	11,091	0.48%	(1.04)%

Goldman Sachs Strategic Growth SC
2022	143	38.13	5,437	0.00%	(32.68)%
2021	132	56.64	7,468	0.00%	21.56%
2020	142	46.59	6,597	0.00%	40.11%
2019	165	33.25	5,470	0.05%	35.32%
2018	175	24.57	4,310	0.00%	(1.32)%

Goldman Sachs US Equity Insights
2022	142	77.63	10,914	0.78%	(19.74)%
2021	150	96.72	14,360	0.84%	29.41%
2020	154	74.74	11,494	0.80%	17.55%
2019	171	63.58	10,875	1.28%	25.21%
2018	196	50.78	9,894	1.31%	(6.19)%

	As of December 31			For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Total Return (b)

Goldman Sachs US Equity Insights SC
2022	3	$34.33	$114	0.56%	(19.90)%
2021	3	42.87	143	0.58%	29.11%
2020	3	33.20	114	0.60%	17.32%
2019	4	28.30	102	0.85%	24.93%
2018	6	22.65	137	0.93%	(6.36)%

Goldman Sachs VIT Core Fixed Income
2022	997	9.27	9,236	1.50%	(14.03)%
2021	329	10.78	3,547	0.71%	(2.06)%
2020	32	11.00	348	2.31%	9.67%
2019	-	-	-	-	-
2018	-	-	-	-	-

Goldman Sachs VIT Core Fixed Income SC
2022	78	10.53	821	1.39%	(14.28)%
2021	85	12.28	1,047	1.08%	(2.23)%
2020	77	12.56	967	2.03%	9.40%
2019	67	11.48	766	2.22%	9.00%
2018	41	10.53	434	2.74%	(0.83)%

Goldman Sachs VIT Mid Cap Growth Opportunities SC
2022	64	40.70	2,605	0.00%	(26.30)%
2021	60	55.22	3,332	0.00%	11.48%
2020	67	49.54	3,310	0.00%	44.31%
2019	72	34.33	2,476	0.00%	34.06%
2018	76	25.61	1,943	0.00%	(4.34)%

Invesco V.I. American Franchise
2022	283	19.65	5,533	0.00%	(31.11)%
2021	283	28.52	8,084	0.00%	11.93%
2020	313	25.48	7,732	0.07%	42.35%
2019	347	17.90	6,212	0.00%	36.76%
2018	377	13.09	4,938	0.00%	(3.62)%

	As of December 31			For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Total Return (b)

Invesco V.I. American Value II
2022	139	$34.38	$4,772	0.44%	(2.86)%
2021	148	35.40	5,247	0.24%	27.62%
2020	164	27.74	4,537	0.59%	0.86%
2019	151	27.50	4,148	0.44%	24.71%
2018	141	22.05	3,114	0.21%	(12.87)%

Invesco V.I. Balanced Risk Allocation II
2022	29	18.93	549	7.14%	(14.52)%
2021	31	22.14	681	3.05%	9.26%
2020	29	20.27	593	7.23%	9.99%
2019	30	18.43	547	0.00%	14.88%
2018	30	16.04	482	1.40%	(6.71)%

Invesco V.I. Capital Appreciation Fund I
2022	186	63.93	11,786	0.00%	(30.78)%
2021	192	92.36	17,194	0.00%	22.57%
2020	207	75.36	15,602	0.00%	36.59%
2019	233	55.17	12,831	0.06%	36.20%
2018	258	40.51	10,430	0.35%	(5.73)%

Invesco V.I. Comstock I
2022	767	60.75	46,584	1.57%	1.12%
2021	846	60.07	50,802	1.89%	33.36%
2020	918	45.05	41,282	2.15%	(0.85)%
2019	912	45.43	41,423	2.02%	25.30%
2018	954	36.26	34,573	1.84%	(12.16)%

Invesco V.I. Discovery Mid Cap Growth Fund I
2022	171	57.67	9,855	0.00%	(30.98)%
2021	167	83.56	13,975	0.00%	19.10%
2020	177	70.16	12,364	0.02%	40.69%
2019	104	49.87	5,168	0.00%	39.36%
2018	112	35.79	4,022	0.00%	(6.08)%

	As of December 31			For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Total Return (b)

Invesco V.I. Discovery Mid Cap Growth Fund II
2022	31	$12.27	$375	0.00%	(31.13)%
2021	25	17.82	446	0.00%	18.79%
2020	24	15.00	4,867	0.00%	47.93%
2019	-	-	-	-	-
2018	-	-	-	-	-

Invesco V.I. Diversified Dividend
2022	116	12.39	1,442	2.32%	(1.68)%
2021	58	12.61	733	2.58%	18.89%
2020	4	10.60	39	5.49%	0.14%
2019	-	-	-	-	-
2018	-	-	-	-	-

Invesco V.I. Equity and Income II
2022	728	41.99	29,438	1.43%	(7.71)%
2021	757	45.50	34,422	1.70%	18.35%
2020	788	38.44	30,266	2.04%	9.65%
2019	812	35.06	28,443	2.37%	20.01%
2018	822	29.21	24,002	2.11%	(9.73)%

Invesco V.I. EQV International Growth II
2022	655	15.23	9,971	1.37%	(18.50)%
2021	620	18.69	11,586	1.09%	5.61%
2020	608	17.70	10,759	2.00%	13.74%
2019	584	15.56	9,065	1.35%	28.24%
2018	574	12.13	6,962	1.91%	(15.20)%

Invesco V.I. Global Fund I
2022	33	36.42	26,102	0.00%	(31.76)%
2021	404	53.37	35,132	0.00%	15.49%
2020	407	14.11	31,529	0.62%	27.64%
2019	-	11.06	27,323	0.92%	(76.25)%
2018	452	46.56	21,043	1.06%	(13.18)%

	As of December 31			For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Total Return (b)

Invesco V.I. Global Real Estate II
2022	57	$14.16	$809	2.42%	(25.14)%
2021	56	18.92	1,059	2.64%	25.44%
2020	57	15.08	865	4.38%	(12.56)%
2019	50	17.25	863	3.59%	22.65%
2018	52	14.06	731	3.96%	(6.33)%

Invesco V.I. Global Strategic Income Fund
2022	446	28.27	12,609	0.00%	(11.46)%
2021	444	31.93	14,155	4.93%	(3.41)%
2020	408	33.06	13,486	5.60%	3.40%
2019	410	31.97	13,082	3.83%	10.80%
2018	434	28.85	12,518	5.10%	(4.40)%

Invesco V.I. Government Securities II
2022	427	11.21	4,766	1.73%	(10.58)%
2021	430	12.54	5,353	2.31%	(2.43)%
2020	386	12.85	4,954	2.18%	5.97%
2019	395	12.13	4,784	2.22%	5.75%
2018	426	11.47	4,882	1.99%	0.29%

Invesco V.I. Growth & Income I
2022	941	48.91	46,028	1.60%	(5.75)%
2021	1,006	51.89	52,109	1.59%	28.51%
2020	1,086	40.38	43,720	2.02%	2.09%
2019	1,089	39.55	43,050	1.92%	25.19%
2018	1,098	31.59	34,633	2.20%	(13.38)%

Invesco V.I. Main Street Fund I
2022	191	53.05	10,123	1.39%	(20.13)%
2021	197	66.42	13,102	0.72%	27.57%
2020	208	52.07	10,661	1.38%	13.94%
2019	228	45.70	10,403	1.10%	32.08%
2018	256	34.60	8,846	1.23%	(7.89)%

	As of December 31			For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Total Return (b)

Invesco V.I. Small Cap Equity II
2022	118	$21.95	$2,590	0.00%	(20.73)%
2021	110	27.69	3,052	0.00%	20.09%
2020	122	23.06	2,813	0.02%	26.87%
2019	117	18.17	2,120	0.00%	26.32%
2018	103	14.39	1,479	0.00%	(15.27)%

Invesco V.I. U.S. Government Money Fund I
2022	5,878	1.65	9,711	1.26%	1.26%
2021	6,332	1.63	10,286	0.01%	0.00%
2020	5,931	1.63	9,677	0.20%	0.21%
2019	5,195	1.63	8,457	1.63%	1.71%
2018	4,644	1.60	7,432	1.09%	1.35%

Lord Abbett Bond Debenture VC
2022	1,039	32.62	33,874	4.52%	(12.80)%
2021	971	37.41	36,107	3.26%	3.28%
2020	849	36.22	30,705	3.77%	7.30%
2019	846	33.76	28,520	4.04%	13.35%
2018	842	29.78	24,967	4.53%	(4.02)%

Lord Abbett Dividend Growth Fund
2022	270	60.02	16,219	0.85%	(13.55)%
2021	247	69.42	17,149	0.75%	25.62%
2020	239	55.26	13,213	0.92%	15.42%
2019	251	47.88	12,011	1.61%	26.45%
2018	267	37.87	10,076	1.85%	(4.67)%

Lord Abbett Growth & Income VC
2022	487	36.02	17,510	1.24%	(9.44)%
2021	518	39.77	20,570	1.08%	29.02%
2020	553	30.83	17,026	1.55%	2.70%
2019	569	30.02	17,054	1.67%	22.49%
2018	626	24.51	15,289	1.43%	(8.14)%

	As of December 31			For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Total Return (b)

Lord Abbett Growth Opportunities VC
2022	82	$50.89	$4,152	0.00%	(32.53)%
2021	77	75.42	5,770	0.00%	6.46%
2020	80	70.85	5,677	0.00%	39.38%
2019	87	50.83	4,402	0.00%	36.37%
2018	94	37.27	3,495	0.00%	(2.89)%

Lord Abbett Mid Cap Stock VC
2022	481	36.08	17,344	0.77%	(11.21)%
2021	510	40.64	20,717	0.60%	28.70%
2020	550	31.58	17,356	1.00%	2.50%
2019	543	30.81	16,725	0.96%	22.64%
2018	563	25.12	14,134	0.71%	(15.04)%

Lord Abbett Series Fundamental Equity VC
2022	327	30.77	10,070	1.03%	(11.98)%
2021	333	34.96	11,612	0.86%	27.31%
2020	346	27.46	9,505	1.18%	1.77%
2019	327	26.98	8,833	1.34%	21.51%
2018	320	22.21	7,093	1.66%	(8.16)%

MFS Growth Series IC
2022	212	80.08	16,962	0.00%	(31.63)%
2021	205	117.14	23,972	0.00%	23.53%
2020	216	94.82	20,435	0.00%	31.86%
2019	229	71.91	16,420	0.00%	38.15%
2018	244	52.06	12,632	0.10%	2.67%

MFS Investors Trust IC
2022	192	58.78	11,141	0.64%	(16.49)%
2021	203	70.38	13,994	0.64%	26.81%
2020	220	55.50	12,020	0.58%	13.87%
2019	241	48.74	11,711	0.70%	31.58%
2018	265	37.04	9,772	0.66%	(5.49)%

	As of December 31			For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Total Return (b)

MFS New Discovery IC
2022	103	$73.97	$7,579	0.00%	(29.76)%
2021	95	105.31	9,960	0.00%	1.80%
2020	103	103.45	10,625	0.00%	45.89%
2019	114	70.91	8,089	0.00%	41.70%
2018	122	50.04	6,080	0.00%	(1.48)%

MFS Research IC
2022	175	63.09	11,057	0.46%	(17.21)%
2021	182	76.21	13,760	0.55%	24.80%
2020	193	61.06	11,774	0.66%	16.59%
2019	205	52.37	10,756	0.82%	32.95%
2018	220	39.39	8,677	0.74%	(4.37)%

MFS Total Return IC
2022	383	51.53	19,725	1.65%	(9.58)%
2021	401	56.99	22,821	1.84%	14.12%
2020	417	49.94	20,821	2.15%	9.81%
2019	423	45.48	19,201	2.33%	20.38%
2018	467	37.78	17,653	2.25%	(5.61)%

MFS Utilities IC
2022	73	75.04	5,447	2.31%	0.76%
2021	80	74.47	5,943	1.74%	14.09%
2020	79	65.27	5,179	2.31%	5.90%
2019	85	61.64	5,195	1.12%	25.07%
2018	96	49.28	4,733	1.12%	1.06%

MFS VIT II Emerging Markets Equity SC
2022	60	9.87	588	3.77%	(19.94)%
2021	54	12.33	671	0.27%	(7.02)%
2020	53	13.27	709	2.67%	10.33%
2019	53	12.02	643	0.39%	20.18%
2018	53	10.00	530	0.12%	(14.13)%

	As of December 31			For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Total Return (b)

MFS VIT II International Value SC
2022	314	$22.02	$6,914	0.47%	(23.75)%
2021	292	28.88	8,424	0.14%	10.28%
2020	298	26.19	7,799	0.74%	20.21%
2019	309	21.79	6,696	1.52%	25.65%
2018	311	17.34	5,384	0.94%	(9.72)%

MFS VIT II MA Investors Growth Stock IC
2022	215	23.86	5,128	0.10%	(19.26)%
2021	223	29.55	6,588	0.24%	25.97%
2020	241	23.45	5,657	0.42%	22.53%
2019	255	19.14	4,887	0.62%	39.95%
2018	309	13.68	4,225	0.61%	0.81%

MFS VIT Total Return Bond SC
2022	1,036	13.75	14,241	2.46%	(14.18)%
2021	1,027	16.02	16,425	5.14%	(1.07)%
2020	941	16.20	15,227	3.19%	8.17%
2019	941	14.97	13,992	3.22%	9.92%
2018	960	13.62	13,053	3.06%	(1.33)%

MFS VIT Value SC
2022	508	37.35	18,962	1.10%	(6.14)%
2021	539	39.80	21,383	1.18%	25.16%
2020	559	31.80	17,775	1.23%	3.22%
2019	541	30.80	16,614	1.97%	29.51%
2018	554	23.79	13,163	1.39%	(10.36)%

Morgan Stanley VIF, Inc. Global Real Estate II
2022	43	13.03	554	4.30%	(26.20)%
2021	45	17.66	749	2.37%	23.83%
2020	42	14.26	606	3.73%	(14.85)%
2019	36	16.75	595	2.72%	18.06%
2018	39	14.19	554	3.12%	(8.20)%

	As of December 31			For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Total Return (b)

PIMCO International Bond Institutional
2022	342	$9.34	$3,196	1.69%	(10.02)%
2021	133	10.38	1,377	0.96%	(1.81)%
2020	3	10.57	32	7.94%	5.71%
2019	-	-	-	-	-
2018	-	-	-	-	-

PIMCO Short-Term Institutional
2022	51	10.31	683	1.98%	(0.00)%
2021	29	10.31	297	0.47%	0.09%
2020	1	10.30	7	0.78%	2.40%
2019	-	-	-	-	-
2018	-	-	-	-	-

PIMCO Total Return Institutional
2022	391	9.26	3,617	2.87%	(14.17)%
2021	216	10.79	2,332	1.29%	(1.12)%
2020	11	10.91	115	1.60%	8.81%
2019	-	-	-	-	-
2018	-	-	-	-	-

PIMCO VIT All Asset Advisor
2022	11	14.76	161	7.32%	(11.87)%
2021	11	16.74	190	11.27%	16.04%
2020	13	14.43	194	4.56%	7.91%
2019	14	13.37	185	2.86%	11.74%
2018	13	11.97	159	3.18%	(5.45)%

PIMCO VIT Long-Term US Government Advisor
2022	49	14.26	698	1.83%	(28.95)%
2021	44	20.07	879	1.18%	(4.88)%
2020	37	21.10	777	1.66%	17.27%
2019	27	17.99	479	2.12%	13.21%
2018	25	15.89	393	2.21%	(2.48)%

	As of December 31			For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Total Return (b)

PIMCO VIT Low Duration Advisor
2022	181	$11.72	$2,123	1.58%	(5.84)%
2021	179	12.45	2,231	0.44%	(1.03)%
2020	166	12.58	2,085	1.10%	2.89%
2019	171	12.22	2,088	2.63%	3.92%
2018	162	11.76	1,909	1.74%	0.24%

PIMCO VIT Real Return Advisor
2022	775	14.39	11,151	6.77%	(11.99)%
2021	776	16.35	12,661	4.96%	5.48%
2020	691	15.50	10,706	1.29%	11.60%
2019	699	13.89	9,710	1.58%	8.33%
2018	668	12.82	8,569	2.36%	(2.31)%

PIMCO VIT Short-Term Advisor
2022	205	11.95	2,448	1.50%	(0.25)%
2021	204	11.98	2,446	1.01%	(0.16)%
2020	180	12.00	2,159	1.16%	2.14%
2019	150	11.75	1,763	2.18%	2.69%
2018	123	11.44	1,406	2.03%	1.43%

PIMCO VIT Total Return Advisor
2022	2,038	13.32	27,132	2.45%	(14.39)%
2021	1,994	15.56	30,989	1.75%	(1.37)%
2020	1,758	15.78	27,734	2.00%	8.54%
2019	1,730	14.53	25,132	2.90%	8.25%
2018	1,629	13.43	21,818	2.47%	(0.63)%

Royce Capital Fund Micro-Cap SC
2022	45	22.17	1,007	0.00%	(22.65)%
2021	40	28.67	1,133	0.00%	29.52%
2020	47	22.13	1,046	0.00%	23.55%
2019	52	17.91	929	0.00%	19.24%
2018	45	15.02	671	0.00%	(9.29)%

	As of December 31			For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Total Return (b)

Royce Capital Fund Small-Cap SC
2022	397	$24.23	$9,620	0.07%	(9.41)%
2021	395	26.75	10,549	1.26%	28.45%
2020	426	20.82	8,878	0.77%	(7.33)%
2019	361	22.47	8,118	0.45%	18.44%
2018	325	18.97	6,160	0.34%	(8.50)%

Royce Capital Small-Cap Inv
2022	60	11.79	704	0.53%	(9.20)%
2021	26	12.99	337	2.13%	28.82%
2020	5	10.08	47	1.49%	(7.15)%
2019	-	-	-	-	-
2018	-	-	-	-	-

Templeton Developing Markets VIP
2022	28	9.73	268	3.45%	(21.70)%
2021	7	12.43	91	0.66%	(5.51)%
2020	2	13.15	23	4.90%	17.39%
2019	-	-	-	-	-
2018	-	-	-	-	-

Templeton Developing Markets VIP CL 2
2022	126	11.07	1,391	2.35%	(21.98)%
2021	112	14.19	1,595	0.88%	(5.74)%
2020	100	15.06	1,508	3.65%	17.18%
2019	99	12.85	1,270	0.96%	26.70%
2018	96	10.14	978	0.86%	(15.79)%

Templeton Foreign VIP CL 2
2022	670	14.22	9,517	2.93%	(7.61)%
2021	681	15.39	10,440	1.89%	4.16%
2020	664	14.77	9,795	2.98%	(1.16)%
2019	641	14.94	9,586	1.73%	12.53%
2018	629	13.28	8,352	2.73%	(15.44)%

	As of December 31			For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Total Return (b)

Templeton Global Bond VIP Fund CL 2
2022	709	$16.38	$11,612	0.00%	(4.95)%
2021	732	17.24	12,527	0.00%	(4.99)%
2020	653	18.14	11,844	7.99%	(5.28)%
2019	623	19.15	11,922	6.83%	2.01%
2018	608	18.78	11,403	0.00%	1.94%

Templeton Growth VIP CL 2
2022	930	16.07	14,946	0.15%	(11.50)%
2021	937	18.16	17,017	1.12%	4.87%
2020	934	17.31	16,174	2.62%	5.80%
2019	979	16.37	16,014	2.80%	15.15%
2018	957	14.21	13,594	2.08%	(14.85)%

TOPS Aggressive Growth ETF Class 2
2022	7	14.06	97	0.98%	(15.88)%
2021	9	16.71	149	0.61%	19.31%
2020	8	14.00	108	1.31%	12.68%
2019	5	12.43	64	1.55%	24.37%
2018	1	9.99	10	1.08%	(9.88)%

TOPS Aggressive Growth ETF1
2022	35	12.26	430	1.79%	(15.74)%
2021	14	14.55	209	0.78%	19.66%
2020	2	12.16	22	1.98%	12.92%
2019	-	-	-	-	-
2018	-	-	-	-	-

TOPS Balanced ETF Class 2
2022	8	12.20	97	1.50%	(11.15)%
2021	8	13.73	110	0.92%	9.62%
2020	8	12.52	94	1.38%	8.40%
2019	6	11.55	67	1.03%	15.93%
2018	1	9.96	9	2.43%	(5.62)%

	As of December 31			For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Total Return (b)

TOPS Conservative ETF Class 2
2022	2	$11.67	$28	1.69%	(8.85)%
2021	3	12.81	33	1.19%	6.45%
2020	2	12.03	30	1.61%	7.04%
2019	2	11.24	26	1.89%	11.70%
2018	2	10.06	19	2.63%	(2.68)%

TOPS Conservative ETF1
2022	16	10.75	180	2.03%	(8.60)%
2021	14	11.76	169	1.82%	6.74%
2020	-	-	-	-	-
2019	-	-	-	-	-
2018	-	-	-	-	-

TOPS Growth ETF Class 2
2022	157	13.54	2,131	1.36%	(14.70)%
2021	145	15.87	2,298	0.82%	16.52%
2020	132	13.62	1,795	1.54%	11.67%
2019	111	12.20	1,360	1.67%	22.07%
2018	75	9.99	747	1.96%	(8.78)%

TOPS Growth ETF1
2022	259	11.93	3,085	2.23%	(14.55)%
2021	61	13.96	854	0.94%	16.89%
2020	17	11.94	200	1.54%	11.92%
2019	-	-	-	-	-
2018	-	-	-	-	-

TOPS Moderate Growth ETF Class 2
2022	19	12.93	252	1.53%	(12.90)%
2021	17	14.85	257	1.05%	12.82%
2020	15	13.16	199	1.32%	10.60%
2019	12	11.90	137	1.66%	18.91%
2018	7	10.01	71	2.25%	(6.89)%

	As of December 31			For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Total Return (b)

TOPS Moderate Growth ETF1
2022	270	$11.54	$3,121	2.07%	(12.66)%
2021	103	13.21	1,361	1.31%	13.12%
2020	10	11.68	122	2.69%	10.83%
2019	-	-	-	-	-
2018	-	-	-	-	-

Vanguard VIF Capital Growth
2022	787	13.24	10,417	0.59%	(15.48)%
2021	274	15.66	4,281	0.23%	20.99%
2020	32	12.94	411	0.77%	16.87%
2019	-	-	-	-	-
2018	-	-	-	-	-

Vanguard VIF Equity Income
2022	149	13.65	2,034	2.33%	(0.66)%
2021	59	13.74	793	0.39%	25.23%
2020	3	10.97	31	1.33%	2.44%
2019	-	-	-	-	-
2018	-	-	-	-	-

Vanguard VIF Equity Index
2022	3	17.79	56	1.19%	(18.23)%
2021	2	21.75	52	0.95%	28.30%
2020	1	16.95	23	1.25%	17.77%
2019	1	14.40	10	0.00%	31.30%
2018	-	-	-	-	-

Vanguard VIF International
2022	95	11.94	1,271	1.05%	(30.12)%
2021	55	17.08	933	0.07%	(1.98)%
2020	2	17.43	38	0.04%	56.98%
2019	-	-	-	-	-
2018	-	-	-	-	-

	As of December 31			For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Total Return (b)

Vanguard VIF Mid-Cap Index
2022	3	$15.62	$52	1.04%	(18.82)%
2021	3	19.24	51	0.98%	23.70%
2020	2	15.55	36	1.06%	16.78%
2019	1	13.32	16	0.38%	30.87%
2018	-	10.17	1	0.00%	(9.67)%

Vanguard VIF Real Estate Index
2022	42	12.23	514	1.66%	(26.30)%
2021	28	16.59	462	1.04%	40.00%
2020	9	11.85	112	1.61%	(5.09)%
2019	3	12.48	40	0.00%	28.81%
2018	-	-	-	-	-

Vanguard VIF Short Term Invmt Grade
2022	1,014	9.94	10,083	1.14%	(5.72)%
2021	351	10.55	3,694	0.46%	(0.52)%
2020	31	10.60	328	1.40%	5.43%
2019	-	-	-	-	-
2018	-	-	-	-	-

Vanguard VIF Total Bond Market Index
2022	58	10.16	586	1.92%	(13.21)%
2021	46	11.71	544	2.00%	(1.81)%
2020	35	11.93	417	2.24%	7.54%
2019	23	11.09	252	0.49%	8.67%
2018	3	10.20	26	0.00%	(0.19)%

Vanguard VIF Total Stock Market Index
2022	61	17.10	1,037	1.03%	(19.59)%
2021	29	21.26	612	1.16%	25.21%
2020	19	16.98	330	1.33%	19.91%
2019	7	14.16	97	1.37%	30.75%
2018	5	10.83	57	0.00%	(5.62)%

* The Subaccount has units that round to less than 1,000 units.

(a) These ratios represent the dividends received by the Subaccount, excluding distributions of both long-term and short-term capital gains, divided by the average net assets. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying mutual fund in which the Subaccounts invest.

(b) These amounts represent the total return for the periods indicated, are not annualized, include changes in the value of the underlying mutual fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses addressed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

7.       SUBSEQUENT EVENTS

The Separate Account has evaluated the effects of events subsequent to December 31, 2022, and through the date at which the financial statements were available to be issued. All accounting and disclosure requirements related to subsequent events are included in our financial statements.

Protective Life Insurance Company

Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus as of December 31, 2022 and 2021

Statutory Statements of Operations, Changes in Capital and Surplus, and Cash Flow for Each of the Years in the Three-Year Period Ended December 31, 2022

Supplemental Schedules as of and for the years ended December 31, 2022, 2021, and 2020

Independent Auditors’ Report

The Board of Directors

Protective Life Insurance Company:

Opinions

We have audited the statutory financial statements of Protective Life Insurance Company (the Company), which comprise the statutory statements of admitted assets, liabilities, and capital and surplus as of December 31, 2022 and 2021, and the related statutory statements of operations, changes in capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2022, and the related notes to the statutory financial statements.

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying statutory financial statements present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of the Company as of December 31, 2022 and 2021, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2022 in accordance with accounting practices prescribed or permitted by the Department of Commerce and Insurance of the State of Tennessee described in Notes 1 and 2.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the statutory financial statements do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2022 and 2021, or the results of its operations or its cash flows for each of the years in the three-year period ended December 31, 2022.

Basis for Opinions

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Statutory Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Notes 1 and 2 to the statutory financial statements, the statutory financial statements are prepared by the Company using accounting practices prescribed or permitted by the Department of Commerce and Insurance of the State of Tennessee, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the statutory financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles. The effects on the December 31, 2022 statutory financial statements of the variances between the statutory accounting practices described in Note 2 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material and pervasive. The effects on the December 31, 2021 and 2020 statutory financial statements of the variances between the statutory accounting practices and U.S. generally accepted accounting principles are described in Note 2.

1

Responsibilities of Management for the Statutory Financial Statements

Management is responsible for the preparation and fair presentation of the statutory financial statements in accordance with accounting practices prescribed or permitted by the Department of Commerce and Insurance of the State of Tennessee. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of statutory financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the statutory financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the statutory financial statements are issued.

Auditors’ Responsibilities for the Audit of the Statutory Financial Statements

Our objectives are to obtain reasonable assurance about whether the statutory financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the statutory financial statements.

In performing an audit in accordance with GAAS, we:

●	Exercise professional judgment and maintain professional skepticism throughout the audit.

●	Identify and assess the risks of material misstatement of the statutory financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the statutory financial statements.

●	Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

●	Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the statutory financial statements.

●	Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control related matters that we identified during the audit.

2

Supplementary Information

Our audits were conducted for the purpose of forming an opinion on the statutory financial statements as a whole. The supplementary information included in the supplemental Schedule I Summary of Investments - Other Than Investments in Related Parties and Schedule IV Reinsurance is presented for purposes of additional analysis and is not a required part of the statutory financial statements but is supplementary information required by the Securities and Exchange Commission’s Regulation S-X. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the statutory financial statements. The information has been subjected to the auditing procedures applied in the audits of the statutory financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the statutory financial statements or to the statutory financial statements themselves, and other additional procedures in accordance with GAAS. In our opinion, the information is fairly stated in all material respects in relation to the statutory financial statements as a whole.

/s/ KPMG LLP

Birmingham, Alabama

March 31, 2023

3

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF ADMITTED ASSETS, LIABILITIES, AND CAPITAL AND SURPLUS

(Statutory Basis)

	December 31
	2022	2021

	($ in thousands, except share amounts)

Bonds (fair value: 2022 - $41,441,691; 2021 - $52,216,520)	$47,180,219	$47,120,591
Preferred stocks (fair value: 2022 - $465,457; 2021 - $716,544)	540,147	707,270
Common stocks-affiliated (cost: 2022 - $2,263,479; 2021 - $1,948,513)	1,796,429	1,445,092
Common stocks-unaffiliated (cost: 2022 - $173,730; 2021 - $145,265)	174,544	146,568
Mortgage loans on real estate	10,558,447	9,557,217
Real estate	117,968	120,602
Contract loans	830,400	847,471
Cash and cash equivalents	369,091	449,128
Short-term investments	—	2,626
Other invested assets	804,833	809,003
Receivable for securities	4,485	1,851
Securities lending reinvested collateral assets	162,119	179,083
Derivatives	366,106	1,248,717
Derivative collateral and receivables	60,639	192,298
Total cash and investments	62,965,427	62,827,517
Amounts recoverable from reinsurers	123,881	139,923
Deferred and uncollected premiums	1,096	(36,891)
Investment income due and accrued	525,295	507,118
Receivables from parent, subsidiaries, and affiliates	13,307	9,505
Current federal and foreign income tax recoverable	12,628	16,579
Deferred tax asset	185,709	180,054
Other assets	754,347	791,067
Assets held in Separate Accounts	14,111,642	16,385,944
Total admitted assets	$78,693,332	$80,820,816

(Continued)

4

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF ADMITTED ASSETS, LIABILITIES, AND CAPITAL AND SURPLUS

(Statutory Basis)

	December 31
	2022	2021

	($ in thousands, except share amounts)

Aggregate reserves:
Life policies and contracts	$39,751,133	$40,891,066
Accident and health	345,393	336,499
Liability for deposit-type contracts	11,906,051	10,373,334
Policy and contract claims:
Life	464,809	533,075
Accident and health	20,249	22,832
Policyholders' dividends	20,688	28,903
Funds at interest and experience rated refunds	78,776	136,850
Interest maintenance reserve (IMR)	778,140	1,269,536
General expenses due or accrued	95,653	70,908
Transfers from Separate Accounts due or accrued, net	(50,739)	(338,156)
Remittances and items not allocated	64,976	56,115
Borrowed money and interest thereon	925,223	1,308,328
Asset valuation reserve (AVR)	362,132	468,260
Payable to parent, subsidiaries, and affiliates	39,475	40,465
Derivatives	267,352	960,050
Derivative collateral and payables	62,269	195,926
Payable for securities lending	162,119	179,083
Funds held under reinsurance treaties	3,481,734	2,131,334
Other liabilities	471,541	451,894
Liabilities held in Separate Accounts	14,111,642	16,385,944
Total liabilities	73,358,616	75,502,246
Capital and surplus:
Common stock, $1.00 par value; 5,000,000 shares authorized, issued and outstanding	5,000	5,000
Surplus notes	110,000	110,000
Gross paid-in and contributed surplus	3,240,393	3,140,393
Unassigned funds - surplus	1,979,323	2,063,177
Total capital and surplus	5,334,716	5,318,570
Total liabilities and capital and surplus	$78,693,332	$80,820,816

See Notes to the Financial Statements (Statutory Basis).

5

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS

(Statutory Basis)

	Years Ended December 31
	2022	2021	2020*

	($ in thousands)
Revenue:
Premiums and annuity considerations	$3,438,207	$5,098,113	$3,842,843
Net investment income	2,475,360	2,385,384	2,285,955
Commissions and expense allowances on reinsurance ceded	408,185	462,914	437,894
Amortization of interest maintenance reserve	132,476	123,509	107,047
Net gain (loss) from operations from Separate Accounts	(112,311)	20,010	10,088
Reserve adjustments on reinsurance ceded	(167,198)	(157,219)	(392,899)
Other income	548,017	636,979	610,473
Total revenue	6,722,736	8,569,690	6,901,401
Benefits and expenses:
Death and annuity benefits	2,262,459	2,292,755	2,106,267
Accident and health benefits	56,856	59,175	68,224
Surrender benefits and other fund withdrawals	3,514,730	3,023,567	2,913,334
Other policy and contract benefits	419,381	217,876	236,954
Increase in aggregate reserves	(1,137,253)	1,054,549	618,761
Commissions and commission expense allowances	469,937	499,239	379,326
General expenses	574,343	541,211	524,794
Insurance taxes, licenses, and fees	110,307	100,202	74,030
Transfers from Separate Accounts, net	(151,823)	(27,834)	(931,195)
Change in assumed MODCO reserves	47	205	184
Other expenses	136,678	117,209	125,743
Total benefits and expenses	6,255,662	7,878,154	6,116,422
Net income (loss) from operations before dividends to policyholders and federal income taxes	467,074	691,536	784,979
Dividends to policyholders	18,929	29,487	29,586
Federal income tax expense	125,600	122,732	80,173
Net income (loss) from operations	322,545	539,317	675,220
Net realized capital gains (losses) (less $(96,944), $11,883, and $31,811 of capital gains tax (benefit) in 2022, 2021, and 2020, respectively, and excluding $(358,987), $44,123, and $308,075 transferred to the IMR in 2022, 2021 and 2020, respectively)	(16,718)	(113,001)	16,493
Net income (loss)	$305,827	$426,316	$691,713

* All 2020 amounts were restated in 2021 for Merger on January 1, 2021. See Notes 1 and 4.

See Notes to the Financial Statements (Statutory Basis).

6

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS

(Statutory Basis)

($ in thousands)*
Capital and surplus, December 31, 2019	$5,089,318

Net income	691,713
Change in net unrealized capital gains and losses, less capital gains tax of $1,767	(173,876)
Change in nonadmitted assets	32,798
Change in liability for reinsurance in unauthorized companies	1,667
Change in reserve on account of change in valuation basis	59,252
Change in asset valuation reserve	(76,159)
Change in net deferred income tax	(55,834)
Change in surplus as a result of reinsurance	(251,818)
Funds withheld losses	(16,944)
Change in acquired unauthorized liability	5
Paid in capital	120,000
Capital and surplus, December 31, 2020	5,420,122

Net income	426,316
Change in net unrealized capital gains and losses, less capital gains tax (benefit) of $(52,048)	(229,288)
Change in nonadmitted assets	(103,155)
Change in liability for reinsurance in unauthorized companies	(973)
Change in asset valuation reserve	(87,845)
Change in net deferred income tax	67,051
Change in surplus as a result of reinsurance	(219,242)
Funds withheld gains	7,557
Prior period adjustments	38,380
Change in acquired unauthorized liability	(353)
Capital and surplus, December 31, 2021	5,318,570

Net income	305,827
Change in net unrealized capital gains and losses, less capital gains tax (benefit) of $(44,544)	(167,215)
Change in net unrealized foreign exchange capital gain	14,481
Change in nonadmitted assets	94,264
Change in liability for reinsurance in unauthorized companies	(1,364)
Change in asset valuation reserve	106,128
Change in net deferred income tax	3,373
Change in surplus as a result of reinsurance	(82,828)
Funds withheld gains	15,898
Prior period adjustments	(34,820)
Paid in capital	100,000
Change in acquired unauthorized liability	1,402
Dividends to parent	(339,000)
Capital and surplus, December 31, 2022	$5,334,716

* All 2020 amounts were restated in 2021 for Merger on January 1, 2021. See Notes 1 and 4.

See Notes to the Financial Statements (Statutory Basis).

7

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF CASH FLOW

(Statutory Basis)

	Years Ended December 31
	2022	2021	2020*

	($ in thousands)
Cash from operations
Premiums and annuity considerations	$4,794,234	$5,151,370	$4,392,497
Net investment income	2,475,883	2,436,005	2,371,117
Miscellaneous income	641,967	1,124,123	618,603
Benefit and loss payments	(6,463,941)	(5,597,022)	(5,717,602)
Net transfers from Separate Accounts	439,240	(49,817)	912,505
Commissions, expenses paid and miscellaneous	(1,225,127)	(1,223,184)	(903,824)
Dividends paid to policyholders	(27,143)	(29,733)	(30,024)
Federal income taxes	(22,624)	(234,752)	(73,754)
Net cash from operations	612,489	1,576,990	1,569,518
Cash from investments
Proceeds from investments sold, matured or repaid:
Bonds	3,277,837	5,635,863	4,867,361
Stocks	202,717	130,168	267,306
Mortgage loans	1,098,099	1,236,175	616,072
Other invested assets	19,597	9,498	2,729
Net losses on cash, cash equivalents, and short-term investments	(56)	131	1,295
Securities lending collateral assets	—	—	6,810
Derivatives and other miscellaneous proceeds	26,496	20,729	302,341
Total investment proceeds	4,624,690	7,032,564	6,063,914
Cost of investments acquired:
Bonds	(3,337,186)	(8,775,550)	(6,816,210)
Stocks	(414,015)	(441,653)	(286,927)
Mortgage loans	(2,111,300)	(1,935,519)	(1,415,557)
Real estate	(1,078)	(940)	(5,343)
Other invested assets	(12,718)	(95,241)	(24,761)
Derivatives and other miscellaneous applications	(329,123)	(327,742)	(157,759)
Total investments acquired	(6,205,420)	(11,576,645)	(8,706,557)
Net change in contract loans	14,988	24,607	32,217
Net cash from investments	(1,565,742)	(4,519,474)	(2,610,426)
Cash from financing and miscellaneous sources
Cash provided (applied):
Capital and paid in surplus	100,000	—	120,000
Borrowed funds	(383,106)	953,327	84,989
Net deposits on deposit-type contract funds	1,551,722	2,243,042	357,812
Dividends to parent	(339,000)	—	—
Securities lending liability	(16,964)	120,413	6,810
Other cash provided (applied), net	(42,062)	(645,559)	759,275
Net cash from financing and miscellaneous sources	870,590	2,671,223	1,328,886
Net change in cash, cash equivalents, and short-term investments	(82,663)	(271,261)	287,978
Cash, cash equivalents, and short-term investments, beginning of year	451,754	723,015	435,037
Cash, cash equivalents, and short-term investments, end of year	$369,091	$451,754	$723,015

* All 2020 amounts were restated in 2021 for Merger on January 1, 2021. See Notes 1 and 4.

(Continued)

8

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF CASH FLOW

(Statutory Basis)

	Years Ended December 31
	2022	2021	2020*

	($ in thousands)
Non-cash transactions
Protective Life Reinsurance Bermuda Ltd. reinsurance transaction initial impact (Operations)	$1,357,675	$—	$—
Protective Life Reinsurance Bermuda Ltd. reinsurance transaction initial impact (Financing and miscellaneous sources)	(1,357,675)	—	—
Non-cash exchange of securities (Investments)	428,799	523,872	721,853
Non-cash change in retained asset account (Operations)	(19,004)	81,301	61,631
Non-cash change in reinsurance loss contingency reserve (Operations)	21,866	(5,569)	61,234
Non-cash transfer of Bonds from West Coast Life Insurance Company in conjunction with reinsurance novation(includes investment income due and accrued of $8,548,107) (Investments)	—	—	733,519
Protective Life Reinsurance Bermuda Ltd. reinsurance transaction initial impact (Operations and Financing and miscellaneous sources)	—	—	460,489
Adjustment for deposit liability pursuant to reinsurance treaty modification (Operations and Financing and miscellaneous sources)	—	—	131,411
Reclassification of security from Bonds to Other invested assets (Investments)	—	—	81,472
Non-cash transfer of Other Invested Assets from West Coast Life Insurance Company in conjunction with reinsurance novation (includes investment income due and accrued of $93,118) (Investments)	—	—	9,035

* All 2020 amounts were restated in 2021 for Merger on January 1, 2021. See Notes 1 and 4.

See Notes to the Financial Statements (Statutory Basis).

9

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

1.        General

Basis of Presentation – The statutory basis financial statements of Protective Life Insurance Company (the “Company”) have been prepared in conformity with accounting practices prescribed or permitted by the Department of Commerce and Insurance of the State of Tennessee (the “Department”). The Company is a stock, legal reserve, life and accident and health insurer domiciled in the State of Tennessee.

All outstanding shares of the Company’s common stock are owned by Protective Life Corporation (“PLC”), an insurance holding company domiciled in the State of Delaware. PLC was a wholly owned subsidiary of Dai-ichi Life Holdings, Inc. (“Dai-ichi Life”), a kabushiki kaisha organized under the laws of Japan. Effective January 1, 2023, PLC became a wholly owned subsidiary of Dai-ichi Life International Holding, LLC, a godo kaisha organized under the laws of Japan and subsidiary of Dai-ichi Life (“Dai-ichi Life International”), upon the transfer of all of the outstanding shares of PLC’s common stock from Dai-ichi Life to Dai-ichi Life International. Dai-ichi Life remains the ultimate controlling parent corporation of PLC. Wholly owned insurance subsidiaries of the Company as of December 31, 2022, include Protective Life and Annuity Insurance Company (“PLAIC”), MONY Life Insurance Company (“MONY”), West Coast Life Insurance Company (“WCL”), and Protective Property & Casualty Insurance Company (“PP&C”) (formerly Lyndon Property Insurance Company (“LPIC”)) and Golden Gate Captive Insurance Company (“GGCIC”). The Company also owns two investment companies, Protective Finance Corporation (“PFC”) and Protective Finance Corporation II (“PFCII”), and three non-insurance and non-investment subsidiaries, Western Diversified Services, Inc. (“WDS”), Protective Asset Protection, Inc. (“PAPI”) (formerly Lyndon Insurance Group, Inc.) and USWC Holding Company (“USWC”) and one automotive finance and insurance provider A.U.L. Corp. (“AUL”).

As part of a statutory merger approved by the Department and the Vermont Department of Financial Regulation, the Company was merged with its affiliate, Shades Creek Captive Insurance Company (“Shades Creek”), effective January 1, 2021 (“the Merger”). After the Merger, the Company remained as the surviving legal entity, and Shades Creek ceased to exist effective January 1, 2021. Prior to the Merger, both the Company and Shades Creek were wholly owned subsidiaries of PLC. The Company did not pay or receive any consideration in connection with the Merger. As a result of the Merger, all issued and outstanding capital stock of Shades Creek was cancelled.

The Merger was accounted for using the statutory merger method pursuant to Statement of Statutory Accounting Principles (“SSAP”) No. 68, “Business Combinations and Goodwill” (“SSAP No. 68”). In accordance with SSAP No. 68, the Company’s Statements of Operations, Statements of Changes in Capital and Surplus, Statements of Cash Flow and other prior year amounts included herein have been restated to reflect the merged results of the Company and Shades Creek in accordance with the provisions of SSAP No. 68 and SSAP No. 3, “Accounting Changes and Corrections of Errors” (“SSAP No. 3”).

The Department recognizes only statutory practices prescribed or permitted by the State of Tennessee for determining and reporting the financial condition and results of operations of an insurance company, and for determining its solvency under Tennessee Insurance Law. The National Association of Insurance Commissioners’ (“NAIC”) Accounting Practices and Procedures Manual, effective January 1, 2001 (“NAIC SAP”), has been adopted as a component of prescribed or permitted practices by the State of Tennessee. The Company had no permitted practices as of December 31, 2022 or 2021, or for each of the years in the three-year period ended December 31, 2022. The State has adopted certain prescribed accounting practices that differ from those found in NAIC SAP. Specifically, Tennessee Insurance Law requires that goodwill arising from the purchase of a subsidiary, controlled or affiliated entity is charged directly to surplus in the year it originates. In NAIC SAP, goodwill in amounts not to exceed 10% of an insurer’s capital and surplus may be capitalized and all amounts of goodwill are amortized as a component of unrealized gains and losses on investments over periods not to exceed 10 years.

10

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

The following reconciles the Company's net income (loss) and capital and surplus as of and for the years ended December 31, prepared in accordance with NAIC SAP as compared to that prepared in accordance with practices prescribed and permitted by the Department.

		December 31
	SSAP #	2022	2021	2020

		($ in thousands)
NET INCOME (LOSS)
State basis	XXX	$305,827	$426,316	$691,713
State prescribed practices that are an increase/(decrease) from NAIC SAP:
None	XXX	—	—	—
State permitted practices that are an increase/(decrease) from NAIC SAP:
None	XXX	—	—	—
Net income (loss), NAIC SAP	XXX	$305,827	$426,316	$691,713
SURPLUS
State basis	XXX	$5,334,716	$5,318,570
State prescribed practices that are an increase/(decrease) from NAIC SAP:
Goodwill asset nonadmitted	68	(28,557)	(66,633)
State permitted practices that are an increase/(decrease) from NAIC SAP:
None	XXX	—	—
Statutory surplus, NAIC SAP	XXX	$5,363,273	$5,385,203

The preparation of financial statements in conformity with NAIC SAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities, as well as reported amounts of revenues and expenses. Actual results could differ from those estimates.

The Company elected to use rounding in reporting amounts throughout the statutory financial statements and in the accompanying notes to the statutory financial statements (collectively, the “statements”) and therefore summation of amounts and consistency between related amounts within the statements may be impacted by immaterial amounts.

Nature of Operations – The Company markets individual life insurance, credit life and disability insurance, guaranteed investment contracts, guaranteed funding agreements, and fixed and variable annuities. Its products are distributed nationally through various channels, including independent agents, insurance brokers, stockbrokers, financial institutions, company sales representatives, and automobile dealerships. The Company also seeks to acquire insurance policies from other insurers.

The operating results of companies in the insurance industry have historically been subject to significant fluctuations due to competition, economic conditions, interest rates, investment performance, maintenance of insurance ratings, inflation, and other factors.

11

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

Summary of Significant Accounting Policies - The Company uses the following significant accounting policies:

Cash and Investments

Investments are stated at values determined by methodologies prescribed by the NAIC. Bonds not backed by other loans are stated at amortized cost using the interest method, except for bonds with a NAIC designation of 6 which are carried at the lower of amortized cost or fair value. For bonds carried at fair value, the difference between cost and fair value is reflected in “Change in net unrealized capital gains and losses” in unassigned funds.

Loan-backed bonds and structured securities stated at amortized cost utilize anticipated prepayments to determine the effective yield at purchase. The majority of prepayment assumptions for loan-backed bonds and structured securities are obtained from Bloomberg; other sources are broker-dealer surveys, trustee information, and internal estimates. These assumptions are consistent with current interest rates and the economic environment. Changes in the timing of estimated future cash flows from the original purchase assumptions are accounted for using the retrospective method.

Bonds and preferred stock fair values are obtained from a nationally recognized pricing service. The Company uses quotes obtained from brokers and internally developed pricing models to price those bonds that are not priced by this service.

Redeemable preferred stocks are stated at amortized cost or fair value, depending on the assigned credit ratings. Perpetual preferred stocks are stated at fair value, not to exceed any currently effective call price. For preferred stocks carried at fair value, the difference between cost and fair value is reflected in “Change in net unrealized capital gains and losses” in unassigned funds.

Common stocks, other than of subsidiary, controlled and affiliated entities are generally stated at a fair value obtained from a nationally recognized pricing service.

The Company’s 100% ownership interest in the outstanding common stock of its life insurance company, PLAIC, is stated at its audited statutory book value less the $2.0 million redemption value of PLAIC’s preferred stock, which is held by PLC.

The Company’s 100% ownership interest in the outstanding common stock of its life insurance company, WCL, is stated at statutory capital and surplus, consistent with SSAP No. 97, “Investments in Subsidiary, Controlled and Affiliated Entities” (“SSAP No. 97”).

The Company’s 100% ownership interest in the outstanding common stock of its life insurance company, MONY, is stated at statutory capital and surplus, also consistent with SSAP No. 97.

The Company’s 100% ownership interest in the outstanding common stock of its insurance company PP&C, is stated at statutory values, consistent with SSAP No. 97.

12

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

The Company’s 100% ownership in the outstanding common stock of its wholly-owned Special Purpose Financial Insurer, GGCIC, is nonadmitted due to permitted practices received by GGCIC from its domiciliary state of Vermont. For GGCIC, Vermont allows the admission of the XOL Asset Value as an admitted asset. A similar permitted practice was not requested by the Company from the Department to include this XOL Asset Value in the Company’s carrying value of GGCIC.

The Company’s 100% ownership interests in the outstanding common stock of its investment companies, PFC and PFCII, are carried at zero since no GAAP audit is completed.

The Company’s 100% ownership interests in the outstanding common stock of its non-insurance companies, WDS, PAPI, and USWC are carried at zero since no GAAP audit is completed.

The Company’s 100% ownership interests in the outstanding common stock of its automotive finance and insurance provider AUL is carried at $307.1 million at December 31, 2022. See Notes 4 and 7 for details of the Company’s May 2, 2022 acquisition of AUL.

Mortgage loans on real estate are stated at the aggregate unpaid principal balance. Book value adjustments are made for other-than-temporary declines. Temporary declines in value are reflected in “Change in net unrealized capital gains and losses” in unassigned funds.

Properties held for the production of income and home office real estate are stated at depreciated cost less encumbrances. Properties held for sale are stated at the lower of depreciated cost or fair value. Depreciation is computed on the straight-line method for all real estate holdings. Accumulated depreciation totaled $61.5 million and $57.7 million as of December 31, 2022 and 2021, respectively. There were no encumbrances as of December 31, 2022 or 2021.

Contract loans are carried at the unpaid principal balance. The excess of unpaid contract loan balances over the cash surrender value, if any, is nonadmitted and reflected as an adjustment to unassigned funds. Interest is capitalized as additional loan amounts on the respective anniversary dates.

Cash includes all demand deposits reduced by the amount of outstanding checks. The Company has deposits with certain financial institutions which exceed federally insured limits; however, total deposits are maintained within the bank-specific deposit level guidelines established by the Company’s Investments Policy Committee (IPC). The Company reviews the credit worthiness of these financial institutions and believes there is minimal risk of material loss.

Short-term investments are stated at amortized cost, which the Company believes approximates fair value. Short-term investments include those investments whose maturities at the time of acquisition were one year or less. Money market mutual funds are classified as cash equivalents with measurement at fair value.

The Company’s investment in surplus notes with an NAIC Credit Rating Provider (“NAIC CRP”) designation of NAIC 1 or NAIC 2, are reported at amortized cost. Surplus notes held with no NAIC CRP designation, or with a designation of NAIC 3, 4, 5, or 6, are carried at the lesser of amortized cost or fair value. Investments in surplus notes are reported as “Other invested assets”.

The Company owns majority and minority interests in several joint ventures. The Company carries these interests in accordance with SSAP No. 48, “Joint Ventures, Partnerships, and Limited Liability Companies”. The Company carries the majority owned interests based on the underlying statutory equity or audited (“GAAP”), accounting principles generally accepted in the United States of America, equity of the investee, depending on the nature of the business of the investee. The Company carries the minority owned interests based on the underlying audited GAAP equity of the investee. None of these investments exceeded 10% of the Company’s admitted assets at either December 31, 2022 or 2021.

13

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

Receivables and payables for securities represent balances outstanding with brokers related to purchase and sale transactions. These balances are cleared as amounts are received or paid.

Investment income is recorded when earned.

Realized gains and losses on the sale or maturity of investments are determined on the basis of specific identification and are included in the Statements of Operations on the trade date, net of the amount transferred to the Interest Maintenance Reserve (“IMR”) and net of applicable federal income taxes. The Company analyzes various factors to determine if any specific other-than-temporary impairment (“OTTI”) exists. Once a determination has been made that a specific OTTI exists, a realized loss is incurred and the cost basis of the impaired asset, other than loan-backed and structured securities, is adjusted to its fair value. Impaired loan-backed and structured securities are adjusted to the sum of their discounted future expected cash flows.

Derivatives

Derivative instruments expose the Company to credit and market risk. The Company minimizes its credit risk by entering into transactions with highly rated counterparties. The Company manages its market risk by establishing and monitoring limits as to the types and degrees of risk that may be undertaken. The Company monitors its use of derivatives in connection with its overall asset/liability management programs and risk management strategies. In addition, all derivative programs are monitored by the Company’s risk management department.

The Company uses various derivative instruments to manage risks related to certain life insurance and annuity products. The derivative instruments the Company may use include interest rate swaps, interest rate swaptions, interest rate forwards, interest rate futures, equity futures, equity options, foreign currency options, foreign currency futures, variance swaps, total return swaps, volatility futures, volatility options, and credit derivatives. The Company can use these derivatives as economic hedges against risks inherent in the products. These risks have a direct impact on the cost of these products and are correlated with the equity markets, interest rates, foreign currency levels, and overall volatility.

All derivative instruments qualifying for hedge accounting are valued consistently with the hedged item and are included in the Statements of Admitted Assets, Liabilities, and Capital and Surplus. The changes in carrying value for these derivatives, which qualify for hedge accounting, are recorded consistently with the hedged item. All derivative instruments used in hedging transactions that do not meet the criteria of an effective hedge are reported at fair value and are included in the Statements of Admitted Assets, Liabilities, and Capital and Surplus. The changes in the fair value of these derivatives are recognized immediately in “Change in net unrealized capital gains and losses, less capital gains tax” in unassigned funds.

The Company has an accounting hedge that is described more fully in Note 11. The derivative instrument was entered into in connection with the issuance of a certain funding agreement and is accounted for in a manner that is consistent with the accounting for the hedged item. The funding agreement is reported in accordance with Actuarial Guideline 33. The derivative entered into in conjunction with the funding agreement has a remaining cost basis of $4.4 million and accumulated foreign currency translation adjustments of $14.5 million; therefore, the derivative is reported in the Statements of Admitted Assets, Liabilities, and Capital and Surplus at an $18.9 million carrying value, as of December 31, 2022.

14

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

In connection with the issuance of a fixed rate funding agreement denominated in a foreign currency, the Company entered into a fixed-to-fixed foreign currency swap in order to hedge the foreign currency exchange risk associated with the funding agreement. The Company’s maximum length of exposure to the foreign exchange element of the Company’s funding agreement is until December 2028. The cash flows received on the swap are identical to the cash flows paid on the funding agreement. There were no changes to the swap or the funding agreement during the period. Therefore, the Company did not recognize any unrealized gains or losses related to the cash flow hedge during the period.

The Company also had an effective accounting hedge in the form of an interest rate swap to hedge the interest rate risk associated with the Company’s funding agreement. The Company’s maximum length of exposure to the interest rate element of the Company’s funding agreement was until July 2020, at which time the swap matured.

All of the Company’s other derivatives are not effective accounting hedges. Therefore, they are reported in the Statements of Admitted Assets, Liabilities, and Capital and Surplus at their respective fair values. Any posted collateral and any upfront fees received or paid are also reported at their face amount on the Statements of Admitted Assets, Liabilities, and Capital and Surplus. The change in these positions’ fair market values during the year is reported in “Change in net unrealized capital gains and losses, less capital gains tax” in unassigned funds.

Upon termination of a derivative that qualified for hedge accounting, the realized gain or loss shall adjust the basis of the hedged item and be recognized in income consistent with the hedged item.

Upon termination of a derivative that did not or no longer meets the criteria for hedge accounting, the realized gain or loss is recorded in “Net realized capital gains (losses)” in the Statements of Operations.

The Company had no derivatives contracts with financing premiums at December 31, 2022 and 2021.

Refer to Note 11 for further information regarding the Company’s derivative instruments.

Premium Revenue and Related Commissions

Annuity considerations are recognized as revenue when received. Premiums for flexible premium/universal life and single premium credit life policies are recognized as revenue when collected. Premiums for traditional life insurance products are recognized as revenue when due. Accident and health premiums are earned ratably over the terms of the related insurance contracts.

Considerations for deposit type contracts, which do not have any life contingencies, are recorded directly to the related liability.

Acquisition costs, such as commissions and other costs related to new or renewal business, are expensed as incurred.

15

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

The amount of dividends to be paid to policyholders is determined annually by the Company’s Board of Directors. The aggregate amount of policyholders’ dividends is related to actual interest, mortality, morbidity and expense experience for the year, and judgment as to the appropriate level of statutory surplus to be retained by the Company.

Aggregate Reserves for Policies and Contracts

Policy reserves for future life insurance policy benefits are actuarially computed using methods and assumptions in accordance with certain state statutes and administrative regulations including both net level and modified reserve bases. The mortality tables and interest assumptions currently being used on the majority of policies in force are the 1941, 1958, 1980, and 2001 Commissioner’s Standard Ordinary tables with 2.0% to 8.0% interest. These liabilities are computed using statutory actuarial tables, which do not allow for modification based on the Company’s experience, investment yields, mortality or withdrawals. Aggregate reserves are shown net of the credit taken for reinsurance ceded. Effective in 2017 the Company began calculating reserves for certain newly-issued policies in accordance with NAIC Valuation Manual 20, “Requirements for Principle-Based Reserves for Life Products” (“VM-20”), and effective in 2020, reserves for all new issues are in accordance with VM-20.

The Company waives deduction of deferred fractional premiums upon death of the insureds and returns any portion of the final premium beyond the month of death. The Company has certain surrender values in excess of the legally computed reserves, which are included in “Aggregate reserves: Life policies and contracts” in the Statements of Admitted Assets, Liabilities, and Capital and Surplus.

The method used in the valuation of substandard policies is based on the normal tabular reserves plus a portion of the substandard extra premium. For policies with a Mean reserve method, the extra substandard reserve is one half of the annualized extra premium (less a deferred premium). For policies with a Mid-terminal reserve method, the extra substandard reserve is the unearned modal substandard extra premium. For certain acquired business, a substandard mortality table is used.

As of December 31, 2022 and 2021, the Company had $9.0 billion and $9.0 billion, respectively, of insurance in-force for which the gross premiums are less than the net premiums according to the standard valuation set by the State of Tennessee. Reserves to cover this insurance totaled $114.9 million and $116.6 million as of December 31, 2022 and 2021, respectively, and were reported in “Aggregate reserves: Life policies and contracts” in the Statements of Admitted Assets, Liabilities, and Capital and Surplus. Tabular interest, tabular less actual reserves released, and tabular cost are determined by formula.

For the determination of investment earnings on funds not involving life contingencies, for each valuation rate of interest, the tabular interest is calculated as one-hundredth of the product of such valuation rate of interest times the mean of the amounts of funds subject to such valuation rate of interest held at the beginning and the end of the year of valuation. The tabular interest on funds not involving life contingencies is generally the interest actually credited or paid on such funds.

16

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

The detail for other net changes in reserves is as follows:

2022			ORDINARY				GROUP
ITEM	Total	Industrial Life	Life Insurance	Individual Annuities	Supplementary Contracts	Credit Life Group and Individual	Life Insurance	Annuities

	($ in thousands)
Excess interest on universal life products	$104,170	$—	$102,812	$—	$—	$—	$1,358	$—
Total	$104,170	$—	$102,812	$—	$—	$—	$1,358	$—

2021			ORDINARY				GROUP
ITEM	Total	Industrial Life	Life Insurance	Individual Annuities	Supplementary Contracts	Credit Life Group and Individual	Life Insurance	Annuities

	($ in thousands)
Excess interest on universal life products	$100,099	$—	$98,661	$—	$—	$—	$1,438	$—
Total	$100,099	$—	$98,661	$—	$—	$—	$1,438	$—

2020			ORDINARY				GROUP
ITEM	Total	Industrial Life	Life Insurance	Individual Annuities	Supplementary Contracts	Credit Life Group and Individual	Life Insurance	Annuities

	($ in thousands)
Excess interest on universal life products	$96,530	$—	$96,530	$—	$—	$—	$—	$—
Conversion from Modco to coinsurance	(218,452)	—	(213,949)	—	—	—	(4,503)	—
Additional reserves ceded to GGCIC	(28,991)	—	(28,976)	—	—	—	(15)	—
Total	$(150,913)	$—	$(146,395)	$—	$—	$—	$(4,518)	$—

The Company’s variable annuity (“VA”) contracts contain guaranteed minimum death benefit (“GMDB”), guaranteed minimum income benefit (“GMIB”) and guaranteed living withdrawal benefit (“GLWB”). Some of the Company's variable universal life (“VUL”) contracts contain GMDB features.

The VA GMDB becomes payable upon death. The guaranteed amount varies by the particular contract and option elected, and may be based on amounts deposited, amounts deposited accumulated at guaranteed interest, maximum account value on prior anniversaries, or some combination. All guarantees are reduced for prior partial withdrawal activity. The charge for the GMDB can either be based on a percentage of account value, a percentage of the GMDB, or a percentage of net amount at risk (GMDB amount less account value).

The VA GMIB, which is only available in selected contracts, becomes payable only upon annuitization after a specific number of years have passed since the contract effective date. The guarantee is based on total amounts deposited less amounts previously withdrawn.

The VA GLWB is only available on more recent contracts and applies to amounts withdrawn. The charge is a percentage of the guaranteed benefit base, and the annual guaranteed withdrawal amount is equal to 3.0% to 10.0% depending on the contract owner's age.

Effective January 1, 2020, statutory reserves for variable annuities are calculated according to NAIC Valuation Manual 21, “Requirements for Principal-Based Reserves for Variable Annuities” (“VM-21”). This replaces the prior reserve calculations under Actuarial Guidelines 43 (“AG43”). There is not a standalone reserve for GMDB, GMIB, or GLWB. The base reserve incorporates the risk of all of these guarantees.

17

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

The VUL GMDB provides lapse protection by holding the policy in force during periods when the account value is less than or equal to zero. The charges, duration of the guarantee, and catch-up provisions depend on the terms of the underlying contract or rider. Reserves for GMDB are calculated in accordance with Actuarial Guideline 37, “Variable Life Insurance Reserves for Guaranteed Minimum Death Benefits". Reserves for the VUL GMDB were $40.0 million and $35.7 million as of December 31, 2022 and 2021, respectively.

In addition, the VA business acquired through the 2006 acquisition of the Chase Life Insurance Group (“Chase”) contains some GMDB and GMIB riders. This entire block is 100% ceded to Commonwealth Annuity and Life Insurance Company, so there are zero net reserves recorded by the Company for the Chase VA block.

Liabilities for policy reserves on fixed annuity contracts are calculated based on the Commissioner’s Annuity Reserve Valuation Method (“CARVM”). The reserve calculation considers the interest credited rates and guarantee periods specific to each policy as well as the appropriate mortality table depending on the contract issue date.

The Company’s fixed indexed annuity products (“FIA”) and single premium deferred annuity (“SPDA”) contracts contain an optional GLWB. The annual guaranteed withdrawal amount is applied to the benefit base and equals 3.75%-7.75% for FIA and 4.5%-8.64% for SPDA depending on the contract owner's age. The benefit is a part of the CARVM calculation under Actuarial Guideline 35. The base reserve incorporates the risk of this guarantee.

The Company sells Structured Annuities which are a fixed indexed annuity with floored downside equity risk. Due to the potential for negative equity performance and the presence of a death benefit, the reserves are also calculated under VM-21.

Reserves for deposit type funds are equal to deposits received and interest credited to contract holders less surrenders and withdrawals that represent a return to the contract holder. Interest rates credited ranged from 0.23% to 5.5% for guaranteed investment contracts and funding agreements and 0.0% to 11.25% for immediate annuities during 2022. Interest rates credited ranged from 0.23% to 3.58% for guaranteed investment contracts and funding agreements and 0.0% to 11.25% for immediate annuities during 2021. Interest rates credited ranged from 0.36% to 3.58% for guaranteed investment contracts and funding agreements and 1.0% to 11.25% for immediate annuities during 2020.

Certain of the Company's policy reserves relate to universal life policies with secondary guarantees (“ULSG”) which guarantee that insurance coverage will remain in force (subject to the payment of specified premiums). These products do not allow the Company to adjust policyholder premiums after a policy is issued, and most of these products do not have significant account values upon which interest is credited. Policy reserves for these products are actuarially computed using methods and assumptions in accordance with Actuarial Guideline 38 (“AG38”) for policies issued between 2003-2019, and in accordance with VM-20 for policies issued in 2020 and later. Total reserves for ULSG policies were $7.0 billion and $6.6 billion as of December 31, 2022 and 2021, respectively.

Liabilities for accident and health policies include unearned premiums and additional reserves. The liability for future policy benefits and claims on life and health insurance products includes estimated unpaid claims that have been reported to the Company and claims incurred but not yet reported. Changes in estimates are reflected in operations during the period in which the change occurred.

18

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

Liabilities for losses and loss adjustment expenses for accident and health contracts are estimated by the Company’s valuation actuary using statistical claim development models to develop best estimates of liabilities for medical expense business and using tabular reserves employing mortality/morbidity tables and discount rates specified by regulatory authorities for disability income business.

The Company anticipates investment income as a factor in the premium deficiency calculation, in accordance with SSAP No. 54, "Individual and Group Accident and Health Contracts".

Policy and Contract Claims

Policy and contract claims include provisions for reported life, accident and health claims in process of settlement, valued in accordance with the terms of the related policies and contracts, as well as provisions for claims incurred but not reported based primarily on prior experience of the Company. As such amounts are necessarily estimates, the ultimate liability may differ from the amount recorded and will be reflected in the results of operations when additional information becomes known.

Asset Valuation Reserve (“AVR”) and Interest Maintenance Reserve (“IMR”)

The Company established certain reserves as required by NAIC SAP. The AVR is based upon a statutory formula as prescribed by the NAIC to provide a standardized reserve for realized and unrealized losses from default and/or equity risks associated with all invested assets, excluding cash, contract loans, premium notes, collateral loans, and investment receivables. Realized gains and losses related to fixed maturity investments resulting from changes in credit quality and capital gains and losses related to all other investments, net of applicable federal income taxes, are reflected in the calculation of AVR. Unrealized gains and losses, net of applicable deferred federal income taxes, are also reflected in the calculation. Changes in AVR are charged or credited directly to unassigned funds.

The IMR captures realized gains and losses, net of applicable federal income taxes, from the sale of certain investments. The portion of these realized gains and losses resulting from changes in the general level of interest rates is not recognized currently but is amortized into income over the approximate remaining life of the investment sold.

Federal Income Taxes

The provision for federal income taxes is computed in accordance with those sections of the Internal Revenue Code applicable to life insurance companies. Deferred income taxes are provided based upon the expected future impact of differences between the financial statement and tax basis of assets and liabilities. The admission of gross deferred income tax assets is subject to various limitations as specified by NAIC SAP. Changes in deferred tax assets and liabilities are recognized as a separate component of unassigned funds.

Reinsurance

In the normal course of business, the Company seeks to limit aggregate and single exposure to losses on large risks by purchasing reinsurance from other reinsurers. Amounts recoverable from reinsurers related to paid policy claims are included in “Amounts recoverable from reinsurers” and insurance liabilities are reported net of reinsurance recoverables in the Statements of Admitted Assets, Liabilities, and Capital and Surplus. Receivables and payables from the same reinsurer, including funds withheld, are generally offset. For reserve credits taken related to reinsurers considered to be unauthorized by the Department, the Company must obtain letters of credit, funds withheld, or other forms of collateral in amounts at least equal to reserve credits. To the extent such collateral is not obtained, the Company must record a liability for reinsurance in unauthorized companies.

19

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

Reinsurance premiums ceded and reinsurance recoveries on policy claims and benefit reserves are netted against the respective “Premiums and annuity considerations” and “Death and annuity benefits” in the Statements of Operations. Revenues from commissions and expense allowances on reinsurance ceded are recognized in the period in which the transaction occurs and recorded in “Commissions and expense allowances on reinsurance ceded” in the Statements of Operations. The change in modified coinsurance (“MODCO”) reserves ceded and related expenses are included in “Reserve adjustments on reinsurance ceded” in the Statements of Operations.

The Company remains liable with respect to ceded insurance should any reinsurer fail to meet the obligations it assumed. The Company evaluates the financial condition of its reinsurers and monitors the associated concentration of credit risk.

Separate Accounts

The Company issues variable annuities, variable life contracts, market value adjusted annuities (“MVAA”), and fixed rate universal life contracts that are all Bank Owned Life Insurance (“BOLI”) contracts. Absent any contract guarantees of either a minimum return or account value upon death or annuitization, variable annuity and life contract holders bear the investment risk that the Separate Accounts’ funds may not meet their stated investment objectives. The assets and liabilities related to Separate Accounts are recorded at fair value and reported separately as assets and liabilities held in Separate Accounts except for the BOLI contracts. The BOLI Separate Account assets and liabilities are stated at book value. Fees charged on Separate Account contract owner deposits are included in “Other income” in the Statements of Operations. In the event that the asset value of certain contract holder accounts is projected to be below the value guaranteed by the Company, a liability is established through a charge to operations.

2.        Statutory and Generally Accepted Accounting Principles Differences

Accounting practices prescribed or permitted by the Department vary in some respects from accounting principles generally accepted in the United States of America (“GAAP”). A summary of significant statutory accounting practices (“SAP”) and their difference to GAAP, is as follows:

1.	The costs related to acquiring business, principally commissions and certain policy issue expenses, are charged to operations in the year incurred and thus are not amortized over the period benefited, whereas premiums are taken into revenue over the premium paying period of the related policies. Under GAAP, acquisition costs on successful efforts are capitalized and charged to operations as the revenues or expected gross profits are recognized;

2.	Deposits to universal life contracts, investment contracts and limited payment contracts are credited to revenue. Under GAAP, these items are accounted for as deposits on the balance sheet and do not flow through the income statement;

20

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

3.	Under SAP rules that precede Principles Based Reserves (“PBR”), policy reserves for future policy benefits are actuarially computed in accordance with certain state statutes and administrative regulations including reserve bases appropriate for life, accident and health, and annuity products. These liabilities are computed using statutory actuarial tables which do not allow for modification based on the Company’s experience. Under PBR, company experience is utilized in setting certain assumptions for the scenario-based reserves for life and annuity products as defined under VM-20 and VM-21. Aggregate statutory reserves are shown net of the credit taken for reinsurance. Under GAAP, reserves for life-contingent annuity and traditional life insurance products are based on the present value of future benefits less the present value of future net premiums based on mortality, lapse, and other assumptions, which were appropriate at the time the policies were issued or acquired. Reserves for non-life-contingent annuity and universal life insurance products are recognized by establishing a liability equal to the current account value of the policyholders’ contracts, with an additional reserve for certain guaranteed benefits. Aggregate reserves are shown gross with an offsetting reinsurance recoverable;

4.	Certain assets must be included in the statutory financial statements at “admitted asset value” and “nonadmitted assets” must be excluded through a charge against surplus. No such reduction of asset values is required under GAAP;

5.	Bonds and redeemable preferred stocks are generally stated at amortized cost and perpetual preferred stocks are stated at fair value. For bonds and preferred stocks stated at fair value, the difference between cost and fair value is reflected in “Change in net unrealized capital gains and losses” in unassigned funds. Under GAAP, bonds and preferred stocks, other than those classified as held to maturity, are stated at fair value with changes recorded in accumulated other comprehensive income (loss) in the balance sheet if classified as available-for-sale securities or in the income statement if classified as trading securities;

6.	Subsidiaries and affiliates are carried as investments at net statutory book value, their periodic net income or loss is recorded in “Change in net unrealized capital gains and losses” in unassigned funds, and dividends are recorded as investment income. GAAP requires subsidiaries and certain variable interest entities to be consolidated and results of operations are included in net income (loss);

7.	Certain assets and liabilities are reported net of ceded reinsurance balances, which is not permitted by GAAP;

8.	Realized capital gains and losses are reflected net of transfers to IMR and federal income tax in the Statements of Operations. Under GAAP realized capital gains and losses are reflected on a gross basis in the Income Statement as the IMR concept does not exist in GAAP;

9.	Deferred federal income tax is provided based upon the expected future impact of differences between the financial statement and tax basis of assets and liabilities. The admission of gross deferred income taxes is subject to various limitations as specified by NAIC SAP. Under GAAP, gross deferred tax assets are reduced by a valuation allowance if it is more likely than not that some portion or all of the assets will not be realized. In addition, changes in deferred tax assets and liabilities are recognized as a separate component of unassigned funds, while under GAAP, these changes are included in income tax expense or benefit in the Income Statement;

21

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

10.	The AVR is reported as a liability rather than as a reduction in investments and is charged directly to surplus. No such reserve is required under GAAP;

11.	The IMR is reported as a liability and the amortization of the IMR is reported in the revenue section of the Statements of Operations. No such reserve is required under GAAP;

12.	The Statements of Cash Flow are presented in the required statutory format which differs in certain respects from the presentation required by GAAP, including the presentation of the changes in cash, cash equivalents and short-term investments instead of cash and cash equivalents. Short-term investments include securities with maturities of one year or less at the time of acquisition. SAP requires no reconciliation between net income and net cash provided by operating activities as required by GAAP;

13.	The change in the unrealized gains or losses on certain investments is recorded as an increase or decrease in statutory surplus under SAP. Under GAAP, such unrealized gains and losses are recorded as a component of comprehensive income (loss);

14.	Any premiums due that are not yet paid, and premiums paid on other than an annual basis, are included in premiums deferred and uncollected on the Statements of Admitted Assets, Liabilities, and Capital and Surplus. On a GAAP basis, deferred premiums are netted against policy reserves and are generally calculated as a component of gross premiums;

15.	For reserve credits taken related to reinsurers considered “unauthorized” by the Department, the Company must obtain letters of credit, funds withheld or other forms of collateral in amounts at least equal to the reserve credits. To the extent such collateral is not obtained, the Company must record a liability for reinsurance in unauthorized companies with a charge to unassigned funds. No such liability is recorded for GAAP;

16.	Market value adjusted annuities are included in the Company’s general account for GAAP purposes, but are included in Separate Accounts on a statutory basis;

17.	Contracts that contain an embedded derivative are not bifurcated between components and are accounted for as part of the host contract, whereas under GAAP, the embedded derivative would be bifurcated from the host contract and accounted for separately;

18.	Under SAP, surplus notes are reported as equity rather than as a liability for GAAP; and

19.	Acquisitions and reinsurance transactions can be subject to different accounting treatments due to differences in risk transfer and business combination assessments. Certain acquisitions of inforce business are accounted for as reinsurance pursuant to Statutory guidelines but are subject to Purchase GAAP accounting (“PGAAP”) guidelines for GAAP reporting purposes due to their qualification as a business combination.

Beginning in 2022, the Company no longer prepared GAAP financial statements. Accordingly, the differences between NAIC SAP and GAAP have not been quantified as of December 31, 2022 or for the year then ended; however, the differences are presumed to be material.

22

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

The Company’s consolidated net income and equity reported in conformity with GAAP as of and for the years ended December 31 are as follows:

	Net Income		Equity
	2021	2020	2021
	($ in thousands)

GAAP-basis amounts	$284,656	$237,671	$12,764,450

3.        Accounting Changes and Prior Period Adjustments

Accounting Changes

The NAIC Statutory Accounting Principles Working Group adopted revisions to SSAP No. 86 “Derivatives”. These revisions provide for more consistency between SAP and U.S. GAAP with respect to the assessment of effective hedge relationships and introduce additional guidance for the application of certain hedging methods. The revisions are effective January 1, 2023. The revised guidance will not impact the Company’s financial position or results of operations.

Effective January 1, 2021, the Company adopted revisions to SSAP No. 32, “Preferred Stock” (“SSAP No. 32R”), which refined definitions of preferred stock categories and updated accounting guidance for certain categories of preferred stock. Under the revised guidance in SSAP No. 32R, all perpetual preferred stocks shall be reported at fair value, not to exceed any currently effective call price. The Company recorded an unrealized gain of $21.4 million upon adoption of the revisions and an unrealized loss of $7.6 million for the year ended December 31, 2021.

Effective January 1, 2021, the Company adopted revisions to SSAP No.106, “Affordable Care Act Section 9010 Assessment” (“SSAP No. 106R”) which relate to the repeal by Congress of the Affordable Care Act Section 9010 Assessment, also known as the health insurer’s tax (HIT). The adoption of these revisions had no effect on the Company’s financial statements.

As of January 1, 2020, VM-21 replaced AG43 for the valuation of statutory reserves for variable annuities. The cumulative net impact of this regulation change was a $59.3 million decrease in reserves. The change was recorded directly in “Unassigned funds – surplus” as a “Change in reserve on account of change in valuation basis”. The financial statement impact of this change was to decrease “Aggregate reserves: life policies and contracts” and increase both “Change in reserve on account of change in valuation basis” and “Unassigned funds - surplus” by $59.3 million. In accordance with the provisions of SSAP No. 3, the $59.3 million cumulative effect represents the January 1, 2020 impact of the change.

Effective January 1, 2020, the Company adopted SSAP No. 108, “Derivative Hedging Variable Annuity Guarantees” (“SSAP No. 108”), which prescribes guidance for derivatives that hedge interest rate risk of variable annuity guarantees reserved under VM-21. The guidance in SSAP No. 108 is not currently applicable to the Company’s derivatives, and the adoption had no effect on the Company’s financial statements.

Effective January 1, 2020, the Company adopted revisions to SSAP No. 22. “Leases”, (“SSAP No. 22R”). SSAP No. 22R rejected GAAP guidance on operating leases, but incorporated, with modification, guidance on sale-leaseback transactions, lessor accounting and leveraged leases for all new leases, and for existing leases reassessed due to a change in terms and conditions. The adoption of these revisions had no effect on the Company’s financial statements.

23

PROTECTIVE LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS
(Statutory Basis)

Effective June 30, 2020, the Company adopted revisions to SSAP No. 105, “Working Capital Finance Investments” (“SSAP No. 105R”), which provided substantive updates to the Working Capital Finance Investments Program requirements. The Company holds no working capital finance investments, and therefore this adoption had no effect on the Company’s financial statements.

Prior Period Adjustments

During the December 31, 2022 statutory filing, the Company corrected an error in its accounting for a hedging transaction associated with a foreign-denominated funding agreement. The Company’s “Derivatives” liability was understated by $8.4 million. The effect of this correction was a decrease to “Unassigned funds – surplus” of $8.4 million as of January 1, 2022 which was reported as “Prior period adjustments” in accordance with the provisions of SSAP No. 3.

During the June 30, 2022 statutory filing, the Company identified an error in the process to identify post-level claims which had caused claims to be incorrectly ceded to Golden Gate Captive Insurance Company related to the December 31, 2021 statutory annual statement. The Company’s “Amounts recoverable from reinsurers” were overstated by $8.5 million and “Life contract claims” were understated by $3.9 million. The net effect of these changes was a decrease to “Unassigned funds - surplus” of $12.4 million which was reported as “Prior period adjustments”. In accordance with the provisions of SSAP No. 3, this amount represents the January 1, 2022 impact of the correction.

During the June 30, 2022 statutory filing, the Company identified a coding error concerning guaranteed credited rates related to the December 31, 2021 statutory annual statement. The Company’s “Aggregate reserves for life contracts” were understated by $6.2 million and “Transfers to separate accounts due or accrued” were understated by $9.9 million. The adjustments related to this correction resulted an increase to “Current federal income tax recoverable” of $2.1 million, in addition to an increase in “Deferred tax asset” of $1.3 million, with an offsetting increase in “Deferred tax asset” non-admitted of $1.3 million. The net effect of these changes resulted in a decrease to “Unassigned funds - surplus” of $14.0 million which was reported as “Prior period adjustments”. In accordance with the provisions of SSAP No. 3, this amount represents the January 1, 2022 impact of the correction.

During the September 30, 2021 statutory filing, the Company identified an error in its experience rating refund calculation related to the December 31, 2020 statutory annual statement. The error was due to an incorrect purchase price adjustment made to an acquired block of group life and accident and health policies. The adjustments related to this correction included an increase to “Funds at interest and experience rated refunds” of $14.1 million, and an increase to “Current federal and foreign income tax recoverable” of $3.0 million. The net effect of these changes was a decrease to “Unassigned funds - surplus” of $11.2 million as of January 1, 2021 which was reported as a “Prior period adjustments” in accordance with the provisions of SSAP No. 3.

During the June 30, 2021 statutory filing, the Company identified an error in its policyholder reserve calculation related to the December 31, 2020 statutory annual statement. The error was due to the use of an incorrect rate in the policyholder reserve calculation for certain FIA and SPDA contracts. The adjustments related to this correction included a decrease to “Aggregate reserves: Life policies and contracts” of $18.6 million, a decrease in “Deferred tax asset” of $3.9 million, with an offsetting increase in “Deferred tax asset” non-admitted of $3.9 million. The net effect of these changes was an increase to “Unassigned funds - surplus” of $18.6 million as of January 1, 2021 which was reported as a “Prior period adjustments” in accordance with the provisions of SSAP No. 3.

25

PROTECTIVE LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS
(Statutory Basis)

During the June 30, 2021 statutory filing, the Company identified an error in its calculation of accrued premium ceded related to the December 31, 2020 statutory annual statement. The error was related to the Company’s December 31, 2020 recognition of premium in the fourth quarter of 2020 in conjunction with the amended and restated indemnity reinsurance agreement (the “2020 PLICO-GGCIC Agreement”) with GGCIC which was effective on October 1, 2020. The Company’s premium and annuity considerations, uncollected premiums and commissions and expense allowances on reinsurance ceded were understated in the Company’s 2020 Statutory annual statement due to the inadvertent accrual of initial premium ceded on certain policies under the amended reinsurance agreement, which had been previously paid under reinsurance agreements that were in effect prior to the October 1, 2020 amendments. These understatements also resulted in related impacts to reinsurance receivables, deferred tax asset, current federal income taxes payable, federal income taxes, and change in net deferred income tax as reported in the December 31, 2020 statutory annual statement. The adjustments related to this correction included an increase to “Deferred and uncollected premiums” of $23.3 million, a decrease to “Other assets” of $2.7 million, a decrease to “Deferred tax asset” of $4.9 million, an increase to “Current federal and foreign income taxes” of $0.4 million, a decrease to “Common stocks-affiliated” of $24.7 million and a decrease to “Common stocks” non-admitted of $40.3 million. The net effect of these changes was an increase to “Unassigned funds - surplus” of $30.9 million as of January 1, 2021 which was reported as a “Prior period adjustments” in accordance with the provisions of SSAP No. 3.

4.	Business Combinations and Goodwill

Statutory Purchase Method

On May 2, 2022, the Company completed the transaction to acquire leading automotive finance and insurance provider AUL. AUL offers a variety of finance and insurance products, including warranties, vehicle service contracts, and a suite of ancillary products. The transaction was announced on March 21, 2022. The Company accounted for this transaction under the statutory purchase method of accounting as required by SSAP No. 68. The aggregate purchase price was $347.0 million and is subject to adjustments. AUL is carried at $307.1 million at December 31, 2022. No goodwill was recorded in the transaction. Please refer to Note 7 – Information Concerning Parent and Subsidiaries for further information regarding the Company’s acquisition of AUL.

Goodwill

On October 1, 2013, the Company completed the acquisition contemplated by the master agreement (the “Master Agreement”) dated April 11, 2013, with AXA Financial, Inc. (“AXA”) and AXA Equitable Financial Services, LLC (“AEFS”), pursuant to which the Company acquired the stock of MONY from AEFS. The Company accounted for this transaction under the statutory purchase method of accounting as required by SSAP No. 68. The aggregate purchase price for MONY was $688.6 million. As a result of this transaction, the Company recorded $380.8 million of goodwill. Goodwill amortization for the years ended December 31, 2022, 2021, and 2020, was $38.1 million and was recorded in “Change in net unrealized gains and losses, less capital gains tax”, and total accumulated goodwill amortization was $352.2 million and $314.2 million as of December 31, 2022 and 2021, respectively. At December 31, 2022 and 2021, the Company had $28.6 million and $66.6 million, respectively, of goodwill remaining. Under Tennessee statute, goodwill is inadmissible and accordingly has been non-admitted. Refer to Note 1 for further discussion of this prescribed practice under Tennessee statutes.

26

PROTECTIVE LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS
(Statutory Basis)

A summary of the transaction described above, which was accounted for as a statutory purchase, is as follows for the years ended December 31, 2022, 2021, and 2020:

	($ in thousands)
Purchased Entity	Acquisition Date	Cost of Acquired Entity	Original Amount Goodwill	Original Amount of Admitted Goodwill	Admitted Goodwill as of the Reporting Date	Amount of Goodwill Amortized During the Reporting Period	Book Value of SCA	Admitted Goodwill as a % of SCA BACV, Gross of Admitted Goodwill
MONY Life Insurance Company	10/1/2013	$688,560	$380,758	$—	$—	$38,076	$350,843	0%

Statutory Merger

As discussed in Note 1, Shades Creek merged with and into the Company on January 1, 2021, with the Company being the surviving entity. Shades Creek was a captive insurance company domiciled in Vermont. The transaction was accounted for as a statutory merger in accordance with SSAP No. 68. There was no goodwill recorded as a result of the merger of Shades Creek with and into the Company. No shares of stock were issued in the transaction. As the Merger was effective January 1, 2021, there are no prior period separate entity revenue, net income, or other surplus adjustments included in current period results. Both parties to the Merger previously filed statutory financial statements, so no adjustments were recorded to surplus.

5.	Investments

Net Investment Income

Net investment income consists of the following:

	For The Years Ended December 31,
	2022	2021	2020

	($ in thousands)

Bonds	$1,972,029	$1,876,482	$1,811,919
Common stocks (unaffiliated)	6,126	1,864	1,640
Common stocks (affiliated)	68,000	62,000	83,000
Preferred stocks	32,308	26,559	16,004
Mortgage loans	480,651	467,193	408,940
Income from real estate investments	18,545	15,536	15,341
Cash, cash equivalents, and short-term investments	5,771	(130)	2,785
Contract loans	43,029	44,317	47,953
Derivatives	33,219	49,782	35,628
Securities lending	798	333	613
Other invested assets	35,282	33,164	31,107
Total investment income	2,695,758	2,577,100	2,454,930
Investment expenses	220,398	191,716	168,975
Net investment income	$2,475,360	$2,385,384	$2,285,955

27

PROTECTIVE LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS
(Statutory Basis)

Due and accrued income is excluded from investment income on the following basis:

Mortgage loans -	Income is excluded on loans delinquent more than 90 days. For loans less than 90 days delinquent, interest is accrued unless it is determined that the accrued interest is not collectible.

Bonds -	When the Company determines collection of interest to be uncertain or interest is 90 days past due, the accrual of interest is discontinued.

The total amount excluded from investment income due and accrued as of December 31, 2022 and 2021 was $0 and $0, respectively.

Realized Gains and Losses

Realized investment gains (losses) are summarized as follows:

	For The Years Ended December 31,
	2022	2021	2020

	($ in thousands)

Bonds	$15,159	$42,442	$109,441
Preferred stocks	851	2,432	2,217
Common stocks (unaffiliated)	3,907	2,058	19
Cash, cash equivalents, and short-term investments	(56)	131	1,295
Mortgage loans	(10,387)	(3,465)	(3,053)
Derivative instruments	(474,057)	(101,419)	294,828
Other investments	1,977	1,044	3,880
Other-than-temporary impairments	(10,043)	(218)	(52,248)
Less:
Amount transferred to interest maintenance reserve	(358,987)	44,123	308,075
Federal income tax expense	(96,944)	11,883	31,811
Net realized investment gains (losses)	$(16,718)	$(113,001)	$16,493

Proceeds from the sales of investments in bonds and stocks during 2022, 2021, and 2020 were $1.4 billion, $1.8 billion and $2.4 billion, respectively. The Company realized gross gains of $31.5 million, $55.1 million, and $122.5 million on those sales for the years ended 2022, 2021, and 2020, respectively. Gross losses of $11.6 million, $8.1 million, and $9.6 million were realized on those sales for the years ended December 31, 2022, 2021, and 2020, respectively.

28

PROTECTIVE LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS
(Statutory Basis)

Unrealized Gains and Losses

The change in net unrealized capital gains and losses included in unassigned funds is as follows:

	For The Years Ended December 31,
	2022	2021	2020

	($ in thousands)
Bonds	$280	$35	$(109)
Preferred stocks	(124,747)	13,803	—
Common stocks (affiliated)	14,838	(33,489)	(18)
Common stocks (unaffiliated)	(490)	1,358	(180,523)
Mortgage loans	809	(4,327)	(8,844)
Derivative instruments	(108,999)	(259,376)	17,844
Other	6,550	660	(459)
Less:
Federal income tax expense (benefit)	(44,544)	(52,048)	1,767
Total change in net unrealized capital gains and losses	$(167,215)	$(229,288)	$(173,876)

As of December 31, 2022, gross unrealized gains pertaining to common stocks were $241.1 million and gross unrealized losses were $639.6 million. As of December 31, 2021, gross unrealized gains pertaining to common stocks were $165.6 million and gross unrealized losses were $578.4 million. $639.6 million and $578.4 million of unrealized losses for 2022 and 2021, respectively, and $240.3 million and $164.3 million of unrealized gains for 2022 and 2021, respectively, relate to the Company's investments in subsidiaries which are recorded at statutory book value or GAAP equity in accordance with NAIC SAP.

During 2022, the Company recorded $109.0 million in unrealized losses on derivative instruments due to changes in fair value. The losses included $31.1 million of losses related to interest rate forwards, $29.4 million of losses related to interest rate swaps, and $5.2 million of losses related to equity futures, offset by $28.4 million of gains related to total return swaps, $1.2 million of gains related to foreign currency futures, $0.6 million of gains related to interest rate futures, and $46.2 million of gains related to equity options, which were used to mitigate risks associated with the Company’s variable annuity products. In addition, there were losses of $83.7 million related to equity options and $0.8 million of losses related to equity futures, which were used to mitigate risks associated with the Company’s fixed indexed annuity products. There were losses of $17.2 million related to equity options, which were used to mitigate risks associated with the Company’s indexed universal life products. There were losses of $3.2 million related to equity options and losses of $6.4 million related to equity futures, offset by $6.1 million of gains related to total return swaps, which were used to mitigate risks associated with the Company’s structured annuity products. Also, there were losses of $14.5 million related to a derivative qualifying for hedge accounting. The derivative instrument was entered into in connection with the issuance of a funding agreement reported in accordance with Actuarial Guideline 33; the derivative has a remaining cost basis of $4.4 million, and the $14.5 million of losses is the accumulated foreign currency translation adjustment.

29

PROTECTIVE LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS
(Statutory Basis)

During 2021, the Company recorded $259.4 million in unrealized losses on derivative instruments due to changes in fair value. The losses included $183.1 million of losses related to interest rate swaps, $18.2 million of losses related to total return swaps, $53.2 million of losses related to equity options, and $0.7 million of losses related to interest rate futures, offset by $1.8 million of gains related to foreign currency futures, and $5.4 million of gains related to equity futures, which were used to mitigate risks associated with the Company’s variable annuity products. In addition, there were losses of $11.6 million related to equity options, and $0.1 million of losses related to equity futures, which were used to mitigate risks associated with the Company’s fixed indexed annuity products. There were losses of $0.1 million related to equity options, which were used to mitigate risks associated with the Company’s indexed universal life products. Also, there were losses of $0.2 million related to total return swaps, offset by $0.6 million of gains related to equity futures, which were used to mitigate risks associated with the Company’s structured annuity products.

During 2020, the Company recorded $17.8 million in unrealized gains on derivative instruments due to changes in fair value. The gains included $3.6 million of gains related to interest rate futures and $41.8 million of gains related to equity options, offset by $44.6 million of losses related to interest rate swaps, $9.2 million of losses related to total return swaps, and $1.9 million of losses related to foreign currency futures, which were used to mitigate risks associated with the Company’s variable annuity products. In addition, there were gains of $24.8 million related to equity options, which were used to mitigate risks associated with the Company’s fixed indexed annuity products. There were gains of $2.5 million related to equity options, which were used to mitigate risks associated with the Company’s indexed universal life products. Also, there were gains of $2.0 million related to equity options, offset by $1.2 million of losses related to total return swaps, which were used to mitigate risks associated with the Company’s structured annuity products.

Bonds and Preferred Stocks

Statement values in the following tables for December 31, 2021 do not reflect the nonadmission of $38.1 million of bonds at December 31, 2021, related to assets pledged as collateral to Federal Home Loan Bank.

The statement value and estimated fair value of the Company's bond and preferred stock investments as of December 31 are as follows:

	Statement Value	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value

2022	($ in thousands)
Bonds:
US Government	$376,951	$261	$(52,723)	$324,489
Non-US Government	105,886	580	(10,577)	95,889
US states, territories, and possessions	379,985	2,654	(22,092)	360,547
US political subdivision	170,045	737	(14,726)	156,056
US special revenue & special assessment	2,554,735	37,872	(327,429)	2,265,178
Industrial and miscellaneous	34,373,809	197,714	(4,144,458)	30,427,065
Hybrids	450,086	12,091	(24,600)	437,577
Total bonds, excluding loan-backed and structured securities	38,411,497	251,909	(4,596,605)	34,066,801
Loan-backed and structured securities:
Residential mortgage-backed securities	5,379,517	4,933	(1,163,593)	4,220,857
Commercial mortgage-backed securities	1,501,642	299	(150,444)	1,351,497
Asset-backed securities	1,887,563	5,483	(90,510)	1,802,536
Total loan-backed and structured securities	8,768,722	10,715	(1,404,547)	7,374,890
Total bonds	47,180,219	262,624	(6,001,152)	41,441,691
Preferred stocks	540,147	486	(75,176)	465,457
Total bonds and preferred stocks	$47,720,366	$263,110	$(6,076,328)	$41,907,148

30

PROTECTIVE LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS
(Statutory Basis)

	Statement Value	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value

2021	($ in thousands)
Bonds:
US Government	$341,353	$8,804	$(11,241)	$338,916
Non-US Government	278,005	42,350	(986)	319,369
US states, territories, and possessions	399,664	56,881	—	456,545
US political subdivision	170,253	14,076	(96)	184,233
US special revenue & special assessment	2,663,423	405,274	(13,259)	3,055,438
Industrial and miscellaneous	34,098,019	4,516,821	(96,492)	38,518,348
Hybrids	471,425	96,814	(1,122)	567,117
Total bonds, excluding loan-backed and structured securities	38,422,142	5,141,020	(123,196)	43,439,966
Loan-backed and structured securities:
Residential mortgage-backed securities	5,424,612	34,747	(81,287)	5,378,072
Commercial mortgage-backed securities	1,823,653	67,540	(2,939)	1,888,254
Asset-backed securities	1,488,288	30,367	(8,427)	1,510,228
Total loan-backed and structured securities	8,736,553	132,654	(92,653)	8,776,554
Total bonds	47,158,695	5,273,674	(215,849)	52,216,520
Preferred stocks	707,270	9,518	(244)	716,544
Total bonds and preferred stocks	$47,865,965	$5,283,192	$(216,093)	$52,933,064

The statement value and estimated fair value of bonds as of December 31, 2022, by expected maturity, is shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay certain of these obligations.

	Statement Value	Estimated Fair Value

	($ in thousands)
Bonds, excluding loan-backed and structured securities:
Due in 1 year or less	$869,336	$863,600
Due after 1 year through 5 years	6,459,151	6,146,139
Due after 5 years through 10 years	8,681,409	7,700,136
Due after 10 years	22,401,601	19,356,926
Total bonds, excluding loan-backed and structured securities	38,411,497	34,066,801
Total loan-backed and structured securities	8,768,722	7,374,890
Total bonds	$47,180,219	$41,441,691

The statement value and estimated fair value of bonds as of December 31, 2021, by expected maturity, is shown below.

	Statement Value	Estimated Fair Value

	($ in thousands)
Bonds, excluding loan-backed and structured securities:
Due in 1 year or less	$825,050	$839,202
Due after 1 year through 5 years	5,943,139	6,268,322
Due after 5 years through 10 years	8,878,500	9,501,592
Due after 10 years	22,775,453	26,830,850
Total bonds, excluding loan-backed and structured securities	38,422,142	43,439,966
Total loan-backed and structured securities	8,736,553	8,776,554
Total bonds	$47,158,695	$52,216,520

31

PROTECTIVE LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS
(Statutory Basis)

The Company’s investment gross unrealized losses and estimated fair values, aggregated by investment category and length of time that individual securities have been in a continuous loss position as of December 31 are as follows:

	Less Than 12 Months		12 Months or More		Total
	Estimated Fair Value	Gross Unrealized Loss	Estimated Fair Value	Gross Unrealized Loss	Estimated Fair Value	Gross Unrealized Loss

2022	($ in thousands)
Bonds:
US Government	$180,025	$(7,350)	$133,234	$(45,373)	$313,259	$(52,723)
Non-US Government	89,941	(10,577)	—	—	89,941	(10,577)
US states, territories, and possessions	296,391	(22,092)	—	—	296,391	(22,092)
US political subdivision	119,338	(13,852)	1,534	(874)	120,872	(14,726)
US special revenue & special assessment	1,617,794	(226,299)	200,850	(101,130)	1,818,644	(327,429)
Industrial and miscellaneous	24,828,578	(3,431,952)	2,224,413	(712,506)	27,052,991	(4,144,458)
Hybrids	273,922	(22,529)	4,357	(2,071)	278,279	(24,600)
Total bonds, excluding loan-backed and structured securities	27,405,989	(3,734,651)	2,564,388	(861,954)	29,970,377	(4,596,605)
Loan-backed and structured securities:
Residential mortgage-backed securities	2,207,095	(507,504)	1,949,584	(656,089)	4,156,679	(1,163,593)
Commercial mortgage-backed securities	1,258,869	(136,353)	86,634	(14,091)	1,345,503	(150,444)
Asset-backed securities	1,221,071	(69,198)	456,757	(21,312)	1,677,828	(90,510)
Total loan-backed and structured securities	4,687,035	(713,055)	2,492,975	(691,492)	7,180,010	(1,404,547)
Total bonds	32,093,024	(4,447,706)	5,057,363	(1,553,446)	37,150,387	(6,001,152)
Preferred stocks	148,734	(66,930)	12,025	(8,246)	160,759	(75,176)
Total bonds and preferred stocks	$32,241,758	$(4,514,636)	$5,069,388	$(1,561,692)	$37,311,146	$(6,076,328)

	Less Than 12 Months		12 Months or More		Total
	Estimated Fair Value	Gross Unrealized Loss	Estimated Fair Value	Gross Unrealized Loss	Estimated Fair Value	Gross Unrealized Loss

2021	($ in thousands)
Bonds:
US Government	$89,600	$(4,058)	$87,976	$(7,183)	$177,576	$(11,241)
Non-US Government	18,932	(986)	—	—	18,932	(986)
US political subdivision	4,525	(96)	—	—	4,525	(96)
US special revenue & special assessment	232,240	(9,094)	72,952	(4,165)	305,192	(13,259)
Industrial and miscellaneous	3,211,358	(73,254)	334,775	(23,238)	3,546,133	(96,492)
Hybrids	16,948	(833)	1,977	(289)	18,925	(1,122)
Total bonds, excluding loan-backed and structured securities	3,573,603	(88,321)	497,680	(34,875)	4,071,283	(123,196)
Loan-backed and structured securities:
Residential mortgage-backed securities	3,682,775	(80,529)	17,666	(758)	3,700,441	(81,287)
Commercial mortgage-backed securities	88,810	(1,167)	47,534	(1,772)	136,344	(2,939)
Asset-backed securities	266,450	(1,103)	354,111	(7,324)	620,561	(8,427)
Total loan-backed and structured securities	4,038,035	(82,799)	419,311	(9,854)	4,457,346	(92,653)
Total bonds	7,611,638	(171,120)	916,991	(44,729)	8,528,629	(215,849)
Preferred stocks	19,772	(228)	254	(16)	20,026	(244)
Total bonds and preferred stocks	$7,631,410	$(171,348)	$917,245	$(44,745)	$8,548,655	$(216,093)

For securities other than loan-backed securities, the Company generally considers a number of factors in determining whether an impairment is other-than-temporary (see the “Loan-backed and Structured Securities” section for information on loan-backed and structured security OTTIs). These include, but are not limited to: 1) actions taken by rating agencies, 2) default by the issuer, 3) the significance of the decline, 4) an assessment of the Company’s intent to sell the security (including a more likely than not assessment of whether the Company will be required to sell the security) before recovering the security's amortized cost, 5) the duration of the decline, 6) an economic analysis of the issuer's industry, and 7) the financial strength, liquidity, and recoverability of the issuer. Management performs a security-by-security review each quarter in evaluating the need for any OTTIs. Although no set formula is used in this process, the investment performance, collateral position and continued viability of the issuer are significant measures considered. For securities in an unrealized loss position for which an OTTI was not recognized, the Company believes that it is probable that all amounts will be collected as due according to the contractual terms of the debt security in effect at the date of acquisition and has the intent and ability to hold these securities until recovery. The Company recognized $8.6 million, $0, and $44.0 million of OTTIs on non-loan-backed securities during 2022, 2021, and 2020, respectively.

32

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

The Company had securities with a fair value of $5.1 billion in an unrealized loss position for greater than twelve months as of December 31, 2022, and the related unrealized loss of $1.6 billion pertains primarily to residential mortgage-backed, banking, insurance, and communications securities. The Company had securities with a fair value of $917.0 million in an unrealized loss position for greater than twelve months as of December 31, 2021, and the related unrealized loss of $44.7 million pertains primarily to energy, student loan, collateralized loan obligations, electric, and other financial securities. The aggregate decline in fair value of these securities was deemed temporary due to positive factors supporting the recoverability of the respective investments. Positive factors such as credit ratings, the financial health of the investee, the continued access of the investee to capital markets, the average life of the securities, and the performance of the underlying collateral support the recoverability of these investments.

As of December 31, 2022 and 2021, bonds and cash having a fair value of $14.4 million and $16.0 million, respectively, were on deposit with various governmental authorities as required by law.

There were no individual bonds that exceeded 10% of capital and surplus as of December 31, 2022 and 2021.

Loan-Backed and Structured Securities

For the impairment review of loan-backed and structured securities, the Company employed the retrospective method during the period, and based its prepayment assumptions regarding expected maturity dates on market interest rates and overall economic conditions. The information used for these assumptions was provided by a nationally recognized, real-time database.

For each of the years in the three-year period ended December 31, 2022, the Company recorded no OTTIs due to intent to sell these securities. Also, no such impairments were recorded due to an inability or lack of intent to retain those securities in a gross unrealized loss position for a period of time sufficient to recover their amortized cost.

During 2022, 2021 and 2020, the Company recognized $1.4 million, $0.2 million and $8.0 million, respectively, of OTTIs on loan-backed securities.

33

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

All impaired securities (fair value is less than cost or amortized cost) for which an OTTI has not been recognized in the Statements of Operations as a realized loss (including securities with a recognized OTTI for non-interest related declines when a non-recognized interest related impairment remains) are as follows as of December 31:

	2022	2021

	($ in thousands)
The aggregate amount of unrealized losses:
Less than 12 months	$713,050	$82,799
12 months or longer	$691,486	$10,053

The aggregate related fair value of securities with unrealized losses:
Less than 12 months	$4,686,974	$4,038,035
12 months or longer	$2,492,935	$419,377

In determining whether a loan-backed security had experienced an OTTI, the Company considers the delinquency (and foreclosure status, if applicable) of the underlying loans or mortgages, the expected recovery value of the underlying collateral in relation to the current amount of the investment, and the degree to which such losses, based upon the foregoing factors, will first be absorbed by tranches that are subordinate to the Company’s securities.

The Company's exposure to subprime mortgage related risk is limited to investments in residential mortgage-backed securities that are backed by loans to borrowers with lower credit ratings. These securities are classified as subprime at issuance. The Company has exposure to Alt-A bonds which were made to borrowers with less than conventional documentation of their income and/or net assets. The Company has exposure to unrealized losses on these holdings from changes in fair values due to widening spreads in a difficult and illiquid market environment. In addition, the Company has exposure to realized losses if it is determined that the securities are other-than-temporarily impaired. These risks are mitigated somewhat by the Company's ability and intent to hold these securities to recovery, which may be at maturity. These securities are reviewed monthly to ensure they are performing as expected and to ensure sufficient credit support.

The Company has no direct exposure through investments in subprime mortgage loans. The Company has no underwriting exposure to subprime mortgage risk.

The following information relates to the Company’s other investments with subprime exposure at December 31:

	Actual Cost	Book/ Adjusted Carrying Value (excluding interest)	Fair Value	Other Than Temporary Impairment Losses Recognized

2022	($ in thousands)

Residential mortgage-backed securities	$12,177	$14,269	$18,381	$—

2021
Residential mortgage-backed securities	$19,794	$21,973	$30,760	$1,134

34

PROTECTIVE LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS
(Statutory Basis)

Repurchase Agreements and Securities Lending Transactions

For repurchase agreements, the Company initiates short-term (typically less than 30 days) collateralized borrowings whereby cash is received, and securities or mortgage loans are posted as collateral. The Company reports the cash proceeds as a liability, and the difference between the cash proceeds and the amount at which the securities or mortgage loans are reacquired as interest expense. As of December 31, 2022, the Company had borrowed money obligations of $925.0 million which represents the cash amount to be paid at the repurchase agreement’s maturity on January 3, 2023. As of December 31, 2021, the Company had borrowed money obligations of $1,308.3 million which represents the cash amounts of $1,150.0 million to be paid at the repurchase agreement’s maturity on January 3, 2022, and $158.3 million which was an open repo and had no stated maturity date as of December 31, 2021.

As of December 31, 2022, the Company has posted $1,270.3 million (statutory carrying value) of its assets as repurchase agreement collateral, all of which was classified as “Bonds” as of December 31, 2022. In connection with the outstanding repurchase agreement, the Company has also recognized a liability of $925.0 million, which is classified as “Borrowed money and interest thereon” on the Company’s December 31, 2022 Statement of Admitted Assets, Liabilities, and Capital and Surplus.

As of December 31, 2021, the Company has posted $1,441.3 million (statutory carrying value, prior to the nonadmission of $38.1 million of bonds) of its assets as repurchase agreement collateral, of which $363.5 million was classified as “Mortgage loans on real estate” and $1,077.8 million was classified as “Bonds” as of December 31, 2021. In connection with the outstanding repurchase agreement, the Company has also recognized a liability of $1,308.3 million, which is classified as “Borrowed money and interest thereon” on the Company’s December 31, 2021 Statement of Admitted Assets, Liabilities, and Capital and Surplus.

The Company participates in securities lending, primarily as an investment yield enhancement, whereby securities that are held as investments are loaned to third parties for short periods of time. The Company requires collateral at least equal to 102% of the fair value of the loaned securities to be separately maintained. The loaned securities’ fair value is monitored on a daily basis and collateral is adjusted accordingly. The Company maintains ownership of the securities at all times and is entitled to receive from the borrower any payments for interest received on such securities during the loan term. Securities lending transactions are accounted for as secured borrowings. As collateral for the loaned securities, the Company receives cash, which is primarily reinvested in short-term repurchase agreements, which are also collateralized by U.S. Government or U.S. Government Agency securities, and government money market funds. As of December 31, 2022, securities with a fair value of $156.5 million consisting of bonds and preferred stocks were loaned under these agreements. As of December 31, 2022, the fair value of the invested collateral related to these agreements was $162.1 million. The Company has an obligation to return $162.1 million of collateral to the collateral investment counterparties.

As of December 31, 2021, securities with a fair value of $173.5 million consisting of bonds and preferred stocks were loaned under these agreements. As of December 31, 2021, the fair value of the invested collateral related to these agreements was $179.1 million. The Company has an obligation to return $179.1 million of collateral to the collateral investment counterparties.

35

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

The collateral received related to the Company’s securities lending activities for 30 days or less was $162.1 million as of December 31, 2022. The fair value of that collateral and the portion of that collateral that was sold or repledged was also $162.1 million as of December 31, 2022. The collateral received related to the Company’s securities lending activities for 30 days or less was $179.1 million as of December 31, 2021. The fair value of that collateral and the portion of that collateral that was sold or repledged was also $179.1 million as of December 31, 2021.

The Company receives primarily cash collateral in an amount in excess of the fair value of the loaned securities. The Company reinvests the cash in overnight U.S. Government repurchase agreements.

The Company’s securities lending program is not administered by an affiliated agent.

The following details the collateral reinvested related to the Company’s securities lending as of December 31:

	2022		2021
	Amortized Cost	Fair Value	Amortized Cost	Fair Value

	($ in thousands)

30 Days or Less	$162,119	$162,119	$179,083	$179,083

The cash the Company receives is invested in short-term U.S. Government repurchase agreements, and therefore, matches the maturity date of the collateral to be returned.

The Company did not accept any collateral that was not permitted by contract or custom to sell or repledge during the period. The Company did not have any securities lending collateral transactions that extend beyond one year from the reporting date.

Repurchase Agreements Transactions Accounted for as Secured Borrowing

While the Company anticipates that the cash flows of its operations will be sufficient to meet its investment commitments and operating cash needs in a normal credit market environment, the Company recognizes that investment commitments scheduled to be funded may, from time to time, exceed the funds then available. Therefore, the Company has established repurchase agreement programs to provide liquidity when needed. The Company expects that the rate received on collateral posted will equal or exceed its borrowing rate. Under this program, the Company may, from time to time, sell an investment security at a specific price and agree to repurchase that security at another specified price at a later date. These borrowings are typically for a term less than 90 days. The fair value of securities to be repurchased is monitored and collateral levels are adjusted where appropriate to protect the counterparty against credit exposure. Cash received is invested in fixed maturity securities, and the agreements provided for net settlement in the event of default or on termination of the agreements. Due to the short tenor of the repurchase agreements, the Company would not expect any stress on liquidity to be an issue.

If market deterioration is detected and/or additional sources of liquidity are needed to manage asset/liability mismatches, the Company would draw down short-term investment positions and conserve cash by ceasing new investment activity. The Company is also a member of the Federal Home Loan Bank of Cincinnati, also has a revolving line of credit which could be accessed, as well as intercompany loan agreements set up with PLAIC, WCL, and MONY, if needed.

36

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

The types of repurchase agreement trades used during 2022 are as follows:

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Bilateral (Yes/No)	Yes	Yes	Yes	Yes
Tri-Party (Yes/No)	Yes	Yes	Yes	Yes

The types of repurchase agreement trades used during 2021 are as follows:

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Bilateral (Yes/No)	No	Yes	Yes	Yes
Tri-Party (Yes/No)	Yes	Yes	Yes	Yes

The types of repurchase agreement trades used during 2020 are as follows:

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Bilateral (Yes/No)	No	No	No	No
Tri-Party (Yes/No)	Yes	Yes	Yes	Yes

A summary of the maturity time frame and ending balance of repurchase agreement transactions during 2022 is as follows:

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter

	($ in thousands)
Maximum Amount
Open - No Maturity	$164,685	$3,407	$—	$—
Overnight	1,450,000	1,600,000	1,425,000	1,250,000

Ending Balance
Open - No Maturity	$86,829	$—	$—	$—
Overnight	650,000	1,020,000	1,200,000	925,000

A summary of the maturity time frame and ending balance of repurchase agreement transactions during 2021 is as follows:

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter

	($ in thousands)
Maximum Amount
Open - No Maturity	$—	$69,856	$216,366	$169,478
Overnight	1,000,000	875,000	1,000,000	1,600,000

Ending Balance
Open - No Maturity	$—	$69,856	$169,478	$158,290
Overnight	785,000	875,000	850,000	1,150,000

37

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

The Company had no securities sold and/or acquired that resulted in default during 2022 and 2021.

A summary of securities "sold" under repurchase agreement - secured borrowing during 2022 is as follows:

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	($ in thousands)
Maximum Amount
BACV	XXX	XXX	XXX	$1,744,427
Fair Value	$1,762,332	$1,784,643	$1,508,899	1,326,989

Ending Balance
BACV	XXX	XXX	XXX	$1,270,342
Fair Value	$791,378	$1,115,916	$1,265,980	967,487

A summary of securities "sold" under repurchase agreement - secured borrowing during 2021 is as follows:

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	($ in thousands)
Maximum Amount
BACV	XXX	XXX	XXX	$1,958,165
Fair Value	$1,073,514	$1,004,517	$1,246,148	1,933,591

Ending Balance
BACV	XXX	XXX	XXX	$1,441,341
Fair Value	$842,960	$1,004,517	$1,034,816	1,417,256

A summary of securities "sold" under repurchase agreement - secured borrowing during 2020 is as follows:

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	($ in thousands)
Maximum Amount
BACV	XXX	XXX	XXX	$731,247
Fair Value	$523,027	$206,552	$593,693	751,937

Ending Balance
BACV	XXX	XXX	XXX	$355,132
Fair Value	$—	$103,190	$153,681	366,012

As of December 31, 2022, the Company held securities “sold” under repurchase agreement – secured borrowing consisting of NAIC 1 bonds with a carrying value of $1.3 billion and fair value of $1.0 billion.

As of December 31, 2021, the Company held securities “sold” under repurchase agreement – secured borrowing consisting of NAIC 1 bonds with a carrying value of $1.4 billion and fair value of $1.4 billion, and NAIC 2 bonds with a carrying value of $7.9 million and fair value of $9.1 million. The fair value of nonadmitted bonds was $38.1 million as of December 31, 2021.

38

PROTECTIVE LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS
(Statutory Basis)

Details of the collateral received - secured borrowing for the year ended December 31, 2022, is as follows:

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	($ in thousands)
Maximum Amount
Cash	$1,614,685	$1,603,407	$1,425,000	$1,250,000

Ending Balance
Cash	$736,829	$1,020,000	$1,200,000	$925,000

Details of the collateral received - secured borrowing for the year ended December 31, 2021, is as follows:

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	($ in thousands)
Maximum Amount
Cash	$1,000,000	$944,856	$1,216,366	$1,769,478

Ending Balance
Cash	$785,000	$944,856	$1,019,478	$1,308,290

The Company had cash collateral received - secured borrowing of $0.9 billion and $1.3 billion as of December 31, 2022 and 2021, respectively.

The allocation of aggregate collateral by remaining contractual maturity as of December 31 is as follows:

	Fair Value
	2022	2021

	($ in thousands)

Overnight and Continuous	$925,000	$1,308,290

The Company did not receive any cash collateral that was reinvested in 2022 and 2021.

The Company recognized the following liability to return cash collateral for 2022:

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	($ in thousands)
Maximum Amount
Cash (Collateral-All)	$1,614,685	$1,603,407	$1,425,000	$1,250,000

Ending Balance
Cash (Collateral-All)	$736,829	$1,020,000	$1,200,000	$925,000

39

PROTECTIVE LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS
(Statutory Basis)

The Company recognized the following liability to return cash collateral for 2021:

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	($ in thousands)
Maximum Amount
Cash (Collateral-All)	$1,000,000	$944,856	$1,216,366	$1,769,478

Ending Balance
Cash (Collateral-All)	$785,000	$944,856	$1,019,478	$1,308,290

For 2022 and 2021, the Company had no reverse repurchase agreements transactions accounted for as secured borrowing and no repurchase agreements or reverse repurchase agreement transactions accounted for as a sale.

Mortgage Loans

The Company's mortgage loan portfolio was characterized by the following as of December 31:

	Percent of Portfolio
	2022	2021
Retail	25.6%	29.0%
Other	22.5	22.1
Apartments	18.7	17.5
Industrial	19.6	16.4
Office	12.3	13.5
Lodging	1.2	1.4
Mixed use	0.1	0.1
Total	100.0%	100.0%

The Company specializes in making mortgage loans on either credit-oriented or credit-anchored commercial properties, most of which are strip shopping centers in smaller towns and cities. The Company’s mortgage loan portfolio had the following concentrations by location greater than or equal to 5% as of December 31, 2022 and 2021:

	Percent of Portfolio		Percent of Portfolio
State	2022	State	2021
California	10.7%	California	10.8%
Florida	7.9	Florida	7.7
Texas	7.1	Texas	7.0
North Carolina	6.1	Alabama	6.3
Alabama	5.7	North Carolina	5.4
Michigan	5.3

The minimum and maximum lending rates for commercial mortgage loans originated by the Company during 2022 were 2.25% and 5.25%, respectively. The minimum and maximum lending rates for commercial mortgage loans originated by the Company during 2021 were 1.875% and 4.5%, respectively. The minimum and maximum lending rates for commercial mortgage loans originated by the Company during 2020 were 2.88% and 4.75%, respectively.

40

PROTECTIVE LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS
(Statutory Basis)

The maximum percentage of any one loan to the value of security at the time of the loan was 88%. The target percentage of any one loan to the value of collateral at the time of the loan, exclusive of insured, guaranteed, or purchase money mortgages is generally 75%. The Company also offers a commercial loan product under which the Company will permit a loan-to-value ratio of up to 85% in exchange for a participating interest in the cash flows from the underlying real estate. The Company uses this loan-to-value ratio as a credit quality indicator, which is a component of the Company’s ongoing monitoring of the credit risk of its mortgage loan portfolio. The Company also monitors borrower conditions such as payment practices, borrower credit, operating performance, and property conditions, as well as ensuring the timely payment of property taxes and insurance. Through this monitoring process, the Company assesses the risk of each loan. As of December 31, 2022, the Company had mortgage loans with outstanding principal totaling $392.1 million which exceeded a 75% loan-to-value ratio in the total amount of $32.1 million. For loans the Company held as of December 31, 2022, the maximum percentage of any one loan to the value of security as of the most recent appraisal was 83%. As of December 31, 2021, the Company had mortgage loans with outstanding principal totaling $487.1 million which exceeded a 75% loan-to-value ratio in the total amount of $38.3 million. For loans the Company held as of December 31, 2021, the maximum percentage of any one loan to the value of security as of the most recent appraisal was 87%.

The Company had $61 thousand and $0 of taxes, assessments, or any amounts advanced and not included in the mortgage loan total as of December 31, 2022 and 2021, respectively.

An aging analysis of the Company’s commercial mortgage loans as of December 31 is as follows:

	2022	2021

	($ in thousands)
Recorded Investment (All)
Current	$10,558,447	$9,528,847
30-59 days past due	—	28,370

Participant or Co-lender in a Mortgage Loan Agreement
Recorded investment	$329,782	$455,983

The Company’s had no investments in impaired loans as of December 31, 2022 and 2021.

The Company had the following allowances for credit losses:

	2022	2021

	($ in thousands)

Balance at beginning of period	$16,727	$12,400
Additions charged to operations	10,434	8,712
Less: Direct write-downs charged against the allowances	10,387	—
Less: Recoveries of amounts previously charged off	856	4,385
Balance at end of period	$15,918	$16,727

The Company had no mortgage loans held in the General Account derecognized as a result of foreclosure in 2022 and 2021.

41

PROTECTIVE LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS
(Statutory Basis)

As of December 31, 2022 and 2021, the Company had no mortgages more than 90 days past due. During 2022 and 2021, the Company excluded no interest from investment income due and accrued due to delinquency or uncollectibility on outstanding loans.

Debt Restructuring

On March 27, 2020, H.R. 748, the Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”), was signed into law. Section 4013 of the CARES Act provides additional relief for certain loan modifications made as a result of the COVID-19 pandemic. On December 27, 2020, the Consolidated Appropriations Act, 2021 was signed into law, which slightly modified and extended the original CARES Act through January 1, 2022. In conjunction with the Consolidated Appropriations Act, the NAIC Statutory Accounting Principles Working Group extended certain limited time exceptions in INT 20-03 and INT 20-07, which align with the provisions of the CARES Act, as amended, and provide relief from the requirement to assess certain loan modifications as troubled debt restructurings or more than minor modifications for certain loans modified in response to COVID-19. In consideration of this guidance, the Company has provided certain relief to certain of its commercial loan borrowers via its COVID-19 Commercial Mortgage Loan Program (the “Loan Modification Program”). The provisions of INT 20-03 and 20-07 expired on January 2, 2022. As of December 31, 2021, the Company had a total of 224 loans with $1.8 billion in unpaid principal balance under the Loan Modification Program. The modifications under this program may have included agreements to defer principal payments only or to defer principal and interest payments for a specified period of time. None of these modifications were considered troubled debt restructurings.

During the year ended December 31, 2022, certain mortgage loan transactions occurred that were accounted for as troubled debt restructurings pursuant to SSAP No. 36, “Troubled Debt Restructuring”. Transactions accounted for as troubled debt restructurings during the year included the recognition of permanent impairments to principal and were the result of agreements between the creditor and debtor. During the year ended December 31, 2022, the Company identified two loans whose principal was permanently impaired. The loans with a carrying value of $17.3 million were settled with a discounted payoff. During the year ended December 31, 2021, the Company identified one loan whose principal was permanently impaired. The loan with a carrying value of $20.0 million was settled with a discounted payoff. During the year ended December 31, 2020, the Company identified four loans whose principal was permanently impaired. Two loans with a carrying value of $3.7 million were settled with a discounted payoff.

During the years ended December 31, 2022, 2021, and 2020, the realized loss reported by the Company for these transactions was $7.4 million, $1.7 million, and $3.0 million, respectively. These transactions did not adversely affect the Company’s liquidity or ability to maintain proper matching of assets and liabilities.

The Company had no investment in restructured loans as of December 31, 2022 and 2021.

The Company accrues interest income on impaired loans to the extent it is deemed collectible (delinquent less than 90 days) and the loan continues to perform under its original or restructured contractual terms. Interest income on non-performing loans is generally recognized on a cash basis.

42

PROTECTIVE LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS
(Statutory Basis)

Common Stocks-Affiliated

The Company’s 100% ownership interest in the outstanding common stock of its affiliates (admitted value) as of December 31 was as follows:

	2022	2021

	($ in thousands)

Protective Life and Annuity Ins. Co.	$540,797	$503,367
West Coast Life Insurance Co.	388,591	403,828
MONY Life Insurance Company	350,843	334,549
Protective Property & Casualty Insurance Co.	209,094	203,348
A.U.L. Corp.	307,104	—
Total common stocks-affiliated	$1,796,429	$1,445,092

Common Stock-Federal Home Loan Bank (“FHLB”) Agreements

The Company is a member of the FHLB of Cincinnati. Through its membership, the Company received cash advances in the amount of $3,125.0 million and $2,800.0 million as of December 31, 2022 and 2021, respectively. These cash advances are the result of the Company issuing funding agreements to and entering repurchase agreements with the FHLB of Cincinnati, for $2,200.0 million and $925.0 million, respectively for 2022, and $1,650.0 million and $1,150.0 million, respectively, for 2021.

The Company uses the funds obtained from the funding agreements in an investment spread strategy, consistent with its other investment spread operations. The Company applies SSAP No. 52, “Deposit-Type Contracts” accounting treatment to the funding agreements, consistent with its other deposit-type contracts. It is not part of the Company’s strategy to utilize these funds for operations, and any funds obtained from issuing funding agreements to the FHLB of Cincinnati for use in general operations would be accounted for consistently with SSAP No. 15, “Debt and Holding Company Obligations”. Amounts received under repurchase agreements are accounted for pursuant to SSAP No. 103R.

43

PROTECTIVE LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS
(Statutory Basis)

The Company’s aggregate totals of FHLB capital stock as of December 31 are as follows:

2022	1 Total 2+3	2 General Account	3 Separate Accounts

	($ in thousands)

Membership stock - Class A	$—	$—	$—
Membership stock - Class B	20,000	20,000	—
Activity stock	152,500	152,500	—
Excess stock	—	—	—
Aggregate total	$172,500	$172,500	$—

Actual or estimated borrowing capacity as determined by the insurer	$4,040,679	XXX	XXX

2021	1 Total 2+3	2 General Account	3 Separate Accounts

	($ in thousands)

Membership stock - Class A	$—	$—	$—
Membership stock - Class B	25,000	25,000	—
Activity stock	118,475	118,475	—
Excess stock	—	—	—
Aggregate total	$143,475	$143,475	$—

Actual or estimated borrowing capacity as determined by the insurer	$4,175,517	XXX	XXX

The Company’s Class B membership stock is not eligible for redemption.

The amounts pledged as of December 31 are as follows:

	Fair Value	Carrying Value	Aggregate Total Borrowing

	($ in thousands)

December 31, 2022 Total General and Separate Accounts Total Collateral Pledged	$3,440,499	$4,358,606	$3,125,000
December 31, 2022 General Account Total Collateral Pledged	$3,440,499	$4,358,606	$3,125,000
December 31, 2022 Separate Accounts Total Collateral Pledged	$—	$—	$—
December 31, 2021 Total General and Separate Accounts Total Collateral Pledged	$3,122,870	$3,148,979	$2,800,000
December 31, 2021 General Account Total Collateral Pledged	$3,122,870	$3,148,979	$2,800,000
December 31, 2021 Separate Accounts Total Collateral Pledged	$—	$—	$—

44

PROTECTIVE LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS
(Statutory Basis)

The maximum amount pledged during the reporting period is as follows:

	Fair Value	Carrying Value	Aggregate Total Borrowing

	($ in thousands)

2022 Total General and Separate Accounts Total Collateral Pledged	$3,810,133	$4,803,655	$3,450,000
2022 General Account Total Collateral Pledged	$3,810,133	$4,803,655	$3,450,000
2022 Separate Accounts Total Collateral Pledged	$—	$—	$—
2021 Total General and Separate Accounts Total Collateral Pledged	$3,292,287	$3,318,862	$2,950,000
2021 General Account Total Collateral Pledged	$3,292,287	$3,318,862	$2,950,000
2021 Separate Accounts Total Collateral Pledged	$—	$—	$—
2020 Total General and Separate Accounts Total Collateral Pledged	$2,519,845	$2,620,747	$2,300,000
2020 General Account Total Collateral Pledged	$2,519,845	$2,620,747	$2,300,000
2020 Separate Accounts Total Collateral Pledged	$—	$—	$—

Information regarding borrowings from the FHLB is as follows:

Amounts as of reporting date December 31, 2022	1 Total 2+3	2 General Account	3 Separate Accounts	4 Funding Agreements Reserves Established

	($ in thousands)

Debt	$925,000	$925,000	$—	XXX
Funding agreements	2,200,000	2,200,000	—	2,206,410
Other	—	—	—	XXX
Aggregate total	$3,125,000	$3,125,000	$—	$2,206,410

Amounts as of reporting date December 31, 2021	1 Total 2+3	2 General Account	3 Separate Accounts	4 Funding Agreements Reserves Established

	($ in thousands)

Debt	$1,150,000	$1,150,000	$—	XXX
Funding agreements	1,650,000	1,650,000	—	1,635,843
Other	—	—	—	XXX
Aggregate total	$2,800,000	$2,800,000	$—	$1,635,843

45

PROTECTIVE LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS
(Statutory Basis)

Maximum amount: 2022	1 Total 2+3	2 General Account	3 Separate Accounts

	($ in thousands)

Debt	$1,250,000	$1,250,000	$—
Funding agreements	2,200,000	2,200,000	—
Other	—	—	—
Aggregate total	$3,450,000	$3,450,000	$—

Maximum amount: 2021	1 Total 2+3	2 General Account	3 Separate Accounts

	($ in thousands)

Debt	$1,600,000	$1,600,000	$—
Funding agreements	1,350,000	1,350,000	—
Other	—	—	—
Aggregate total	$2,950,000	$2,950,000	$—

FHLB - prepayment obligations for 2022, 2021 and 2020:

Does the company have prepayment obligations under the following arrangements (YES/NO)?
Debt	NO
Funding agreements	YES
Other	NO

Real Estate

The book values of the Company's investments in real estate, by category, as of December 31 are as follows:

	2022	2021

	($ in thousands)

Property occupied by the Company	$109,754	$112,410
Properties held for the production of income	3,331	3,211
Properties held for sale	4,883	4,981
Total real estate	$117,968	$120,602

The Company did not recognize any permanent impairment write-downs in real estate property held as of December 31, 2022 and 2021.

46

PROTECTIVE LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS
(Statutory Basis)

Restricted Assets

The Company had the following restricted assets, all within the General Account, as of December 31:

Restricted Asset Category	2022	2021	Increase/ (Decrease)	% of Admitted Assets

	($ in thousands)

Collateral held under security lending agreements	$162,119	$179,083	$(16,964)	0.206%
Subject to repurchase agreements	—	166,068	(166,068)	—%
Federal home loan bank capital stock	172,500	143,475	29,025	0.219%
On deposit with states	15,074	14,964	110	0.019%
Pledged as collateral to FHLB (including assets backing funding agreements)	4,358,606	3,110,875	1,247,731	5.539%
Collateral for derivative instruments	150,111	273,130	(123,019)	0.191%
Total restricted assets	$4,858,410	$3,887,595	$970,815	6.174%

The Company had no other restricted assets as of December 31, 2022 and 2021.

The Company had $62.2 million of cash collateral received and $162.1 million of reinvested collateral assets owned that are reflected as assets within the Company’s Statement of Admitted Assets, Liabilities and Capital and Surplus as of December 31, 2022, representing 0.096% and 0.251% of total admitted assets excluding Separate Accounts, respectively. The recognized obligation to return the collateral assets was $224.3 million, representing 0.379% of total liabilities excluding Separate Accounts as of December 31, 2022.

The Company had $187.5 million of cash collateral received and $179.1 million of reinvested collateral assets owned that are reflected as assets within the Company’s Statement of Admitted Assets, Liabilities, and Capital and Surplus as of December 31, 2021, representing 0.291% and 0.278% of total admitted assets excluding Separate Accounts, respectively. The recognized obligation to return the collateral assets was $366.6 million, representing 0.620% of total liabilities excluding Separate Accounts as of December 31, 2021.

There was no collateral received and reflected as assets within the Company’s Separate Accounts as of December 31, 2022 and 2021.

Joint Ventures, Partnerships, and Limited Liability Companies

The Company had no investments in joint ventures, partnerships, or limited liability companies that exceed 10% of its admitted assets as of December 31, 2022 or 2021. The Company did not recognize any impairment write-downs for its investments in joint ventures, partnerships, and limited liability companies as of December 31, 2022 and 2021.

Wash Sales

In the normal course of the Company’s investment management, securities can be sold and reacquired within 30 days. This practice is known as wash sales. The Company did not record any wash sales for the years ended December 31, 2022, 2021 or 2020.

47

PROTECTIVE LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS
(Statutory Basis)

6.         Income Taxes

The Company is included in the consolidated federal income tax return of PLC and its subsidiaries. The method of allocation of current income taxes between the affiliates is subject to a written agreement under which the Company incurs a liability to PLC to the extent that a separate return calculation indicates that the Company has a federal income tax liability. If the Company has an income tax benefit, the benefit is recorded currently to the extent that it can be carried back against prior years’ separate company income tax expense. Any amount not carried back is carried forward on a separate company basis. Income taxes recoverable (payable) are recorded in the federal income taxes receivable (payable) account and are settled periodically, per the tax sharing agreement.

The components of the net deferred tax asset/(deferred tax liability) (“DTA”/(“DTL”)) as of December 31 are as follows:

	12/31/2022			12/31/2021			Change
	(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)	(9)

			(Col 1+2)			(Col 4+5)			(Col 7+8)
1.	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total

	($ in thousands)
(a) Gross Deferred Tax Assets	$695,120	$5,798	$700,918	$659,581	$4,740	$664,321	$35,539	$1,058	$36,597
(b) Statutory Valuation Allowance Adjustments	—	—	—	—	—	—	—	—	—
(c) Adjusted Gross Deferred Tax Assets (1a - 1b)	695,120	5,798	700,918	659,581	4,740	664,321	35,539	1,058	36,597
(d) Deferred Tax Assets Nonadmitted	425,820	—	425,820	380,494	—	380,494	45,326	—	45,326
(e) Subtotal Net Admitted Deferred Tax Asset) (1c-1d)	269,300	5,798	275,098	279,087	4,740	283,827	(9,787)	1,058	(8,729)
(f) Deferred Tax Liabilities	89,389	—	89,389	103,773	—	103,773	(14,384)	—	(14,384)
(g)Net Admitted Deferred Tax Asset/(Net Deferred Tax Liability) (1e-1f)	$179,911	$5,798	$185,709	$175,314	$4,740	$180,054	$4,597	$1,058	$5,655

48

PROTECTIVE LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS
(Statutory Basis)

	12/31/2022			12/31/2021			Change
	(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)	(9)

			(Col 1+2)			(Col 4+5)			(Col 7+8)
2.	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total

	($ in thousands)
Admission Calculation Components - SSAP No. 101

(a) Federal Income Taxes Paid in Prior Years Recoverable Through Loss Carryback	$—	$5,798	$5,798	$—	$4,740	$4,740	$—	$1,058	$1,058
(b) Adjusted Gross Deferred Tax Assets Expected to be Realized (Excluding The Amount of Deferred Tax Assets from 2(a) above) After Application of the Threshold Limitation (The Lesser of 2(b)(1) and 2(b)2 Below)	179,911	—	179,911	175,314	—	175,314	4,597	—	4,597
1) Adjusted Gross Deferred Tax Assets Expected to be Realized Following the Balance Sheet Date	179,911	—	179,911	175,314	—	175,314	4,597	—	4,597
2) Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold	XXX	XXX	772,351	XXX	XXX	770,777	XXX	XXX	1,574
(c) Adjusted Gross Deferred Tax Assets (Excluding The Amount of Deferred Tax Assets From 2(a) and 2(b) above) Offset by Gross Deferred Tax Liabilities	89,389	—	89,389	103,773	—	103,773	(14,384)	—	(14,384)
(d) Deferred Tax Assets Admitted as the result of Application of SSAP No. 101. Total 2(a) +2(b) +2(c)	$269,300	$5,798	$275,098	$279,087	$4,740	$283,827	$(9,787)	$1,058	$(8,729)

	2022	2021

	($ in thousands)

(a) Ratio Percentage Used To Determine Recovery Period And Threshold Limitation Amount	803%	926%

(b) Amount Of Adjusted Capital And Surplus Used To Determine Recovery Period And Threshold Limitation In 2(b)2 Above.	$5,670,263	$5,775,017

49

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

	12/31/2022		12/31/2021		Change
	(1) Ordinary	(2) Capital	(3) Ordinary	(4) Capital	(5) (Col 1-3) Ordinary	(6) (Col 2-4) Capital

($ in thousands)
Impact of Tax Planning Strategies

(a) Determination of Adjusted Gross Deferred Tax Assets and Net Admitted Deferred Tax assets, By Tax Character as a Percentage
1. Adjusted Gross DTA Amount From 1(c)	$695,120	$5,798	$659,581	$4,740	$35,539	$1,058
2. Percentage of Adjusted Gross DTAs By Tax Character Attributable to the Impact of Tax Planning Strategies	—%	—%	—%	—%	—%	—%
3. Net Admitted Adjusted Gross DTA Amount From 1(e)	$269,300	$5,798	$279,087	$4,740	$(9,787)	$1,058
4. Percentage of Net Admitted Adjusted Gross DTAs by Tax Character Admitted Because of the Impact of Tax Planning Strategies	—%	—%	—%	—%	—%	—%
Does the Company’s tax-planning strategies include the use of reinsurance?			Yes		No	X

The Company has no DTLs that are not recognized.

Current income taxes incurred consist of the following major components:

1.	(1) 2022	(2) 2021	(3) (Col 1-2) Change

	($ in thousands)
(a) Federal	$125,600	$122,732	$2,868
(b) Foreign	—	—	—
(c) Subtotal (1a+1b)	125,600	122,732	2,868
(d) Federal income tax on capital gains	(96,944)	11,883	(108,827)
(e) Utilization of capital loss carryforwards	—	—	—
(f) Other	—	—	—
(g) Federal and foreign income taxes incurred (1c+1d+1e+1f)	$28,656	$134,615	$(105,959)

1.	(1) 2021	(2) 2020	(3) (Col 1-2) Change

	($ in thousands)
(a) Federal	$122,732	$80,174	$42,558
(b) Foreign	—	—	—
(c) Subtotal (1a+1b)	122,732	80,174	42,558
(d) Federal income tax on capital gains	11,883	31,810	(19,927)
(e) Utilization of capital loss carryforwards	—	—	—
(f) Other	—	—	—
(g) Federal and foreign income taxes incurred (1c+1d+1e+1f)	$134,615	$111,984	$22,631

50

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities are as follows:

2.
Deferred Tax Assets	(1) 12/31/2022	(2) 12/31/2021	(3) (Col 1-2) Change

	($ in thousands)
(a) Ordinary:
(1) Discounting of unpaid losses	$56	$66	$(10)
(2) Unearned premium reserve	—	—	—
(3) Policyholder reserves	171,790	174,678	(2,888)
(4) Investments	25,966	5,213	20,753
(5) Deferred acquisition costs	438,179	422,821	15,358
(6) Policyholder dividends accrual	4,344	6,070	(1,726)
(7) Fixed assets	—	—	—
(8) Compensation and benefits accrual	11,610	7,300	4,310
(9) Pension accrual	—	—	—
(10) Receivables - nonadmitted	15,273	14,909	364
(11) Net operating loss carryforward	—	—	—
(12) Tax credit carryforward	—	—	—
(13) Other	27,902	28,524	(622)
(99) Subtotal (sum of 2a1 through 2a13)	695,120	659,581	35,539

(b) Statutory valuation allowance adjustment	—	—	—
(c) Nonadmitted	425,820	380,494	45,326
(d) Admitted ordinary deferred tax assets (2a99-2b-2c)	269,300	279,087	(9,787)

(e) Capital:
(1) Investments	5,798	4,740	1,058
(2) Net capital loss carryforward	—	—	—
(3) Real estate	—	—	—
(4) Other	—	—	—
(99) Subtotal (2e1+2e2+2e3+2e4)	5,798	4,740	1,058

(f) Statutory valuation allowance adjustment	—	—	—
(g) Nonadmitted	—	—	—
(h) Admitted capital deferred tax assets (2e99-2f-2g)	5,798	4,740	1,058
(i) Admitted deferred tax assets (2d+2h)	$275,098	$283,827	$(8,729)

51

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

3.
Deferred Tax Liabilities	(1) 12/31/2022	(2) 12/31/2021	(3) (Col 1-2) Change

	($ in thousands)
(a) Ordinary
(1) Investments	$52,072	$57,025	$(4,953)
(2) Fixed assets	2,026	2,350	(324)
(3) Deferred and uncollected premium	230	—	230
(4) Policyholder reserves	28,262	36,012	(7,750)
(5) Other	6,799	8,386	(1,587)
(99) Subtotal (3a1+3a2+3a3+3a4+3a5)	89,389	103,773	(14,384)

(b) Capital:
(1) Investments	—	—	—
(2) Real estate	—	—	—
(3) Other	—	—	—
(99) Subtotal (3b1+3b2+3b3)	—	—	—

(c) Deferred tax liabilities (3a99+3b99)	$89,389	$103,773	$(14,384)

4. Net deferred tax assets/liabilities (2i-3c)	$185,709	$180,054	$5,655

The change in net deferred income taxes as of December 31 is comprised of the following (this analysis is exclusive of nonadmitted assets as the change in nonadmitted assets is reported separately from the change in net deferred income tax in the Statements of Changes in Capital and Surplus):

	(1) 12/31/2022	(2) 12/31/2021	(3) (Col 1-2) Change

	($ in thousands)
Adjusted gross deferred tax assets	$700,918	$664,321	$36,597
Total deferred tax liabilities	89,389	103,773	(14,384)
Net deferred tax assets (liabilities)	$611,529	$560,548	50,981
Tax effect of unrealized gains/(losses)			44,544
Tax effect of prior period corrections through surplus			3,064
Change in net deferred income tax			$3,373

52

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

	(1) 12/31/2021	(2) 12/31/2020	(3) (Col 1-2) Change

	($ in thousands)
Adjusted gross deferred tax assets	$664,321	$660,282	$4,039
Total deferred tax liabilities	103,773	210,039	(106,266)
Net deferred tax assets (liabilities)	$560,548	$450,243	110,305
Tax effect of unrealized gains/(losses)			52,048
Tax effect of prior period corrections through surplus			(8,794)
Change in net deferred income tax			$67,051

On August 16, 2022, H.R. 5376, the Inflation Reduction Act of 2022 (“IRA”) was signed into law. In general, beginning in 2023, it imposes a 15% Corporate Alternative Minimum Tax (“CAMT”) on U.S. corporations if their average annual financial statement pre-tax income exceeds $1 billion. When applicable, this criterion includes such income of a U.S. corporation’s foreign parent. The Company expects to meet this criterion and may be liable for this new tax in the future. The income tax related impacts of the IRA are not material to the Company’s financial statements for the period ended December 31, 2022.

53

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

The provision for federal and foreign income taxes incurred is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes. The significant items causing this difference at December 31 are as follows:

	2022	Effective Tax Rate (%)	2021	Effective Tax Rate (%)	2020	Effective Tax Rate (%)

	($ in thousands)
Provision computed at statutory rate	$94,111	21.0%	$139,030	21.0%	$158,633	21.0%

Tax on STAT capital gains (losses)	(99,256)	(22.1)	(11,969)	(1.8)	75,638	10.0
Amortization of IMR	(27,820)	(6.2)	(25,937)	(3.9)	(22,480)	(3.0)
Change in nonadmitted assets	6,813	1.5	(13,150)	(2.0)	(3,546)	(0.5)
Nondeductible expense	1,546	0.3	766	0.1	1,127	0.2
Tax-exempt income deduction	7,973	1.8	(7,828)	(1.1)	(9,045)	(1.2)
Dividends received deduction	(8,156)	(1.8)	(10,230)	(1.5)	—	—
Prior year deferred tax true-up	(2,483)	(0.6)	(12,631)	(1.9)	6,686	0.9
Prior year current tax true-up	4,857	1.1	18,650	2.8	(7,275)	(0.9)
Loss on reinsurance	(17,394)	(3.9)	(46,041)	(7.0)	(52,882)	(7.0)
Elimination of intercompany dividend	(14,280)	(3.2)	(13,020)	(2.0)	(17,430)	(2.3)
Intercompany operating loss carryforward	79,573	17.8	57,760	8.7	59,121	7.8
Intercompany capital loss carryforward	1,169	0.3	(5,112)	(0.8)	1,123	0.1
Foreign tax credit	(2,523)	(0.6)	(1,874)	(0.3)	(2,328)	(0.3)
Tax contingencies	—	—	(1,733)	(0.2)	—	—
Assets in support of IMR	2,353	0.5	2,010	0.3	(5,274)	(0.7)
Reserve change through surplus	—	—	—	—	12,443	1.6
Derivative URGL through surplus	(2,975)	(0.7)	(423)	(0.1)	(248)	—
Prior period adjustment through surplus	1,355	0.3	(954)	(0.1)	—	—
Rate differential on carryback of intercompany operating loss	—	—	—	—	125	—
STAT reserve change treated as a prior period adjustment	—	—	—	—	1,964	0.3
Deferred intercompany gain of affiliate	—	—	—	—	(28,714)	(3.8)
Section 162(m) limitation	420	0.1	250	—	180	—
Total	$25,283	5.6%	$67,564	10.2%	$167,818	22.2%

Federal and foreign income taxes incurred	$125,600	28.0%	$122,732	18.5%	$80,174	10.6%
Tax on capital gains/(losses)	(96,944)	(21.6)	11,883	1.8	31,810	4.2
Change in net deferred income taxes charge/(benefit)	(3,373)	(0.8)	(67,051)	(10.1)	55,834	7.4
Total statutory income taxes	$25,283	5.6%	$67,564	10.2%	$167,818	22.2%

As of December 31, 2022, the Company had no operating loss, no capital loss, and no foreign tax credit carryforwards available to offset future net income subject to federal income taxes.

54

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

The Company incurred the following income taxes in the current year and preceding years that would be available for recoupment in the event of future net losses:

	Ordinary	Capital	Total

	($ in thousands)
2020	$—	$26,910	$26,910
2021	—	1,376	1,376
2022	—	9,314	9,314
Total	$—	$37,600	$37,600

The Company had no deposits admitted under Section 6603 of the Internal Revenue Code as of December 31, 2022 and 2021 .

The Company had no state transferable tax credits at December 31, 2022 or 2021.

The Company's federal income tax return for 2022 will be consolidated with the following entities:

A.U.L. Corp.	New World Warranty Corp.
Asset Protection Financial, Inc.	PIPCO Reinsurance Company, Ltd.
Atlas Peak Insurance Company, Ltd.	Protective Administrative Services, Inc.
AUL Insurance Agency, Inc.	Protective Asset Protection, Inc.
Chesterfield International Reinsurance Limited	Protective Finance Corporation
Concourse Financial Group Agency, Inc.	Protective Finance Corporation II
Concourse Financial Group Securities, Inc.	Protective Finance Corporation IV
D.R.G., Inc.	Protective Life and Annuity Insurance Company
Dealer Services Reinsurance, Ltd.	Protective Life Corporation
Empower Financial Resources, Inc.	Protective Property & Casualty Insurance Company
First Protection Company	Protective Real Estate Holdings, Inc.
First Protection Corporation	The Advantage Warranty Corporation
First Protection Corporation of Florida	United States Warranty Corp.
Golden Gate Captive Insurance Company	USWC Holding Company
Interstate Administrative Services, Inc.	USWC Installment Program, Inc.
Interstate National Corporation	Warranty Business Services Corporation
Interstate National Dealer Services of Florida, Inc.	Warranty Direct, Inc.
Interstate National Dealer Services, Inc.	Warranty Topco, Inc.
Investment Distributors, Inc.	West Coast Life Insurance Company
LASAS Technologies, Inc.	Western Diversified Services, Inc.
MONY Life Insurance Company	Western General Dealer Services, Inc.
National Warranty Corp.	Western General Warranty Corporation
New World Re	Wisconsin A.U.L., Inc.

55

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	12/31/2022	12/31/2021

($ in thousands)
Balance, beginning of year	$—	$1,733
Additions for tax positions of the current year	—	—
Additions for tax positions of prior years	—	—
Reductions of tax positions of prior years:
Changes in judgment	—	—
Settlements during the year	—	—
Lapses of applicable statute of limitations	—	(1,733)
Balance, end of year	$—	$—

There are no unrecognized tax benefits for the years ended December 31, 2022 and 2021.

Any accrued interest related to the unrecognized tax benefits and other accrued income taxes have been included in income tax expense. There were no amounts included in the three-year period ended December 31, 2022, as the parent company maintains responsibility for the interest on unrecognized tax benefits. The Company has no accrued interest associated with unrecognized tax benefits as of December 31, 2022 or 2021.

In general, the Company is no longer subject to income tax examinations by taxing authorities for tax years that began before 2019. Due to IRS adjustments to the Company’s pre-2017 taxable income, the Company has amended certain of its 2014 through 2016 state income tax returns. Such amendments will cause such years to remain open, pending the states’ acceptances of the returns.

The Company does not have any federal income tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date.

7.            Information Concerning Parent and Subsidiaries

Subsidiary Acquisition

On May 2, 2022, the Company completed the acquisition of AUL (the “Acquisition”), as contemplated by an agreement reached in March 2022. The Company accounted for this transaction under the statutory purchase method of accounting as required by SSAP No. 68. The aggregate purchase price was $347.0 million and is subject to adjustments. AUL is carried at $307.1 million at December 31, 2022. No goodwill was recorded in the transaction. The Acquisition was subject to receipt of standard regulatory approvals and satisfaction of customary closing conditions. AUL offers a variety of finance and insurance products, including warranties, vehicle service contracts, and a suite of ancillary products.

Dividends and Capital Contributions

In the first quarter of 2022 the Company paid a $239.0 million ordinary dividend to its parent, PLC. In the second quarter of 2022, the Company paid a $100.0 million ordinary dividend to PLC. The Company paid no dividends to PLC during 2021 and 2020.

During 2022, the Company received a cash capital contribution of $100.0 million from PLC. PLC made no cash capital contribution to the Company during 2021 and 2020.

56

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

The Company received the following distributions from subsidiaries during the years ended December 31, certain of which were treated as a return of capital:

	2022	2021	2020

	($ in thousands)
West Coast Life Insurance Company	$40,000	$25,000	$—
MONY Life Insurance Company	18,000	37,000	38,000
USWC Holding Company	2,000	10,000	6,500
Protective Property & Casualty Insurance Company	10,000	—	10,000
Protective Asset Protection, Inc.	—	1,725	23,300
Western Diversified Services, Inc.	—	4,000	7,000
Golden Gate Captive Insurance Company	91,000	25,000	35,000
A.U.L. Corp.	30,000	—	—
Total distributions received	$191,000	$102,725	$119,800

The Company made the following capital contributions for the years ended December 31:

	2022	2021	2020

	($ in thousands)
Protective Life and Annuity Insurance Company	$—	$—	$100,000
Golden Gate Captive Insurance Company	8,500	9,600	10,230
Total contributions paid	$8,500	$9,600	$110,230

These dividends, distributions and capital contributions were primarily in the form of cash, but some involved the exchange of subsidiary companies and/or intangible assets. The following provides further detail regarding certain of these contributions and distributions:

•	During the first quarter of 2022, the Company’s wholly owned subsidiary, PP&C, paid an ordinary cash dividend of $10.0 million to the Company.

•	During 2022, pursuant to its licensing agreement, GGCIC paid extraordinary cash distributions to the Company of $46.0 million and $45.0 million. These distributions were treated as return of capital distributions.

•	During the fourth quarter of 2022, the Company made a scheduled cash capital contribution of $8.5 million to GGCIC.

•	During the fourth quarter of 2022, the Company’s wholly owned subsidiary, AUL, paid a cash distribution of $30.0 million to the Company. This distribution was treated as a return of capital distribution.

•	During the fourth quarter of 2022, the Company’s wholly owned subsidiary, USWC Holding Company paid a cash distribution of $2.0 million to the Company. This distribution was treated as a return of capital distribution.

•	During the fourth quarter of 2022, the Company’s wholly owned subsidiary, MONY, paid an ordinary cash dividend in the amount of $18.0 million to the Company.

57

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

•	During the fourth quarter of 2022, the Company’s wholly owned subsidiary, WCL, paid an ordinary cash dividend of $40.0 million to the Company.

•	During the first quarter of 2021, pursuant to its licensing agreement, GGCIC paid extraordinary cash distributions to the Company in the amount of $25.0 million. This distribution was treated as a return of capital distribution.

•	In the fourth quarter of 2021, the Company made a scheduled cash capital contribution of $9.6 million to GGCIC.

•	During the fourth quarter of 2021, the Company’s wholly owned subsidiary, WDS, paid a cash distribution of $4.0 million to the Company. This distribution was treated as a return of capital distribution.

•	During the fourth quarter of 2021, the Company’s wholly owned subsidiary, USWC Holding Company paid a cash distribution of $10.0 million to the Company. This distribution was treated as a return of capital distribution.

•	During the fourth quarter of 2021, the Company’s wholly owned subsidiary, PAPI, paid a cash distribution of $1.7 million to the Company. This distribution was treated as a return of capital distribution.

•	During the fourth quarter of 2021, the Company’s wholly owned subsidiary, MONY, paid an ordinary cash dividend in the amount of $37.0 million to the Company.

•	During the fourth quarter of 2021, the Company’s wholly owned subsidiary, WCL, paid an ordinary cash dividend of $25.0 million to the Company.

•	During 2020, the Company received extraordinary dividends of $20.0 million and $15.0 million from GGCIC. These distributions were treated as dividends.

•	During 2020, the Company made a cash capital contribution of $100.0 million to PLAIC.

•	During 2020, the Company made a scheduled cash capital contribution of $10.2 million to GGCIC.

•	During 2020, the Company’s wholly owned subsidiary, MONY, paid an ordinary cash dividend in the amount of $38.0 million to the Company.

•	During 2020, the Company’s wholly owned subsidiary, USWC Holding Company paid a cash distribution of $6.5 million to the Company. This distribution was treated as a return of capital distribution.

•	During 2020, the Company’s wholly owned subsidiary, PP&C, paid an ordinary cash dividend of $10.0 million to the Company.

•	During 2020, the Company’s wholly owned subsidiary, PAPI, paid a cash dividend of $23.3 million to the Company.

58

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

•	During 2020, the Company’s wholly owned subsidiary, WDS, paid a cash distribution of $7.0 million to the Company. This distribution was treated as a return of capital distribution.

Intercompany Agreements and Settlements

The Company routinely receives from, or pays to, affiliates under the control of PLC reimbursements for expenses incurred on one another’s behalf. Receivables and payables among affiliates are generally settled monthly. As of December 31, 2022, the Company had an intercompany receivable of $13.3 million and an intercompany payable of $39.5 million. As of December 31, 2021, the Company had an intercompany receivable of $9.5 million and an intercompany payable of $40.5 million.

The Company entered into an agreement with WCL in 2011 to loan up to $800 million and borrow up to $200 million at variable interest rates. The Company had no outstanding loaned or borrowed amounts as of December 31, 2022 or 2021, under this agreement. No interest expense was incurred under this agreement during the three-year period ended December 31, 2022.

The Company entered into an agreement with PLAIC in 2012 in which a loan can be given to or received from PLAIC subject to certain limitations as described in the agreement. The Company had no loaned or borrowed amounts as of December 31, 2022 or 2021, under this agreement. No interest expense was incurred under this agreement during the three-year period ended December 31, 2022.

The Company entered into an agreement with MONY in 2014 in which a loan can be given to or received from MONY subject to certain limitation as described in the agreement. The Company had no loaned or borrowed amounts as of December 31, 2022 and 2021, under this agreement. No interest expense was incurred under this agreement during the three-year period ended December 31, 2022.

The Company, WCL, and PLC have contracts with certain affiliates to provide investment, legal, and data processing services on a fee basis and other managerial and administrative services on a shared cost basis. In addition, the affiliates have a joint contract relating to allocation of costs for services performed by employees of one affiliate for another. The Company paid $301.7 million, $275.8 million, and $242.0 million during the years ended December 31, 2022, 2021, and 2020, respectively, for these services. The Company also received $111.4 million, $96.1 million, and $90.4 million under these agreements in 2022, 2021, and 2020 respectively.

Certain affiliates lease office space, equipment and/or electronic data processing equipment from the Company based upon amounts that would be similar to those charged to an unrelated company in an arm’s length transaction. The Company received $9.9 million, $10.5 million, and $7.4 million for the years ended December 31, 2022, 2021, and 2020, respectively, for these items.

Intercompany Reinsurance

See Note 10 – Reinsurance for a discussion of the Company’s reinsurance transactions with affiliates.

59

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

Subsidiary Guarantees and Support Agreements

There are no guarantees or undertakings for the benefit of an affiliate which result in an actual contingent exposure of the Company’s or any affiliated insurer’s assets to liability, other than insurance contracts entered into in the ordinary course of business, except as follows:

The Company entered into a guaranty agreement on October 27, 1993, with PLAIC. The Company has guaranteed the payment of all insurance policy claims made by the holders or beneficiaries of any policies which were issued after the date of the guaranty agreement in accordance with the terms of said policies. Total liabilities for policies covered by this agreement were $1.8 billion as of December 31, 2022, and $2.0 billion as of December 31, 2021. No payments were made under this guaranty agreement during the three-year period ended December 31, 2022.

The Company entered into a guaranty agreement on December 31, 1995, whereby the Company guaranteed that PLAIC will perform all of the obligations of the Company pursuant to the terms and conditions of an indemnity coinsurance agreement between the Company and an unaffiliated life insurance company. Total liabilities related to this coinsurance agreement were $5.4 million as of December 31, 2022 and $5.5 million as of December 31, 2021. No payments were made under this guaranty agreement during the three-year period ended December 31, 2022.

The Company entered into a guaranty agreement, effective December 23, 1997, whereby the Company has agreed to guarantee that WCL will pay all insurance policy claims made on insurance policies or binders issued by WCL to SouthTrust Corporation (now Wells Fargo & Company) or its affiliated banks. Total liabilities for policies covered by this agreement were $64.9 million as of December 31, 2022 and $64.3 million as of December 31, 2021. No payments were made under this guaranty agreement during the three-year period ended December 31, 2022.

The Company entered into a guaranty agreement on January 12, 1998, whereby the Company guaranteed that the capital and surplus of WCL as of the end of any calendar quarter will be maintained at a level no less than 250% of the "Company Action Level RBC" as defined by the State of Nebraska. In the event that the capital and surplus of WCL is less than the "Company Action Level RBC" at the end of a calendar quarter, the Company will make a capital contribution to WCL in such amount necessary to cure the deficiency. However, in no event shall the cumulative capital contributions be more than 2% of the Company’s admitted assets as of the prior December 31 year end. As of December 31, 2022, 2021 and 2020 the Company had not been required to make capital contributions to WCL in connection with this agreement.

Effective October 1, 2020, GGCIC entered into separate amended and restated indemnity reinsurance agreements with the Company (the “2020 PLICO-GGCIC Agreement”) and WCL (the “2020 WCL-GGCIC Agreement”).

On October 1, 2020, GGCIC entered into a transaction with a term of 20 years, that may be extended up to a maximum term of 25 years, to finance up to $5.0 billion of “XXX” and “AXXX” reserves related to the term life insurance business and universal life insurance with secondary guarantee business that is reinsured to GGCIC by the Company and WCL under the 2020 PLICO-GGCIC and 2020 WCL-GGCIC Agreements. This financing transaction is pursuant to an Excess of Loss Reinsurance Agreement (the “XOL Agreement”) with Hannover Life Reassurance Company of America (Bermuda) Ltd., The Canada Life Assurance Company (Barbados Branch) and RGA Reinsurance Company (Barbados) Ltd. (collectively, the “Retrocessionaires”). Pursuant to the XOL Agreement, in exchange for periodic fees, the Retrocessionaires assume, on an excess of loss basis, the obligation to pay (the “XOL Payments”) each quarter the lesser of (a) the greater of (i) statutory reserves in excess of economic reserves and (ii) the financed amount and (b) if total claims for such quarter exceed the available assets (as set forth in the XOL Agreement) of GGCIC, the amount of such excess. The transaction is “non-recourse” to PLC, WCL and the Company, meaning that none of these companies are liable to reimburse the Retrocessionaires for any XOL Payments required to be made.

60

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

PLC entered into a guaranty dated as of October 1, 2020, pursuant to which PLC agreed to guarantee GGCIC’s payment of certain fees due to the Retrocessionaires under the XOL Agreement. This includes annual contributions to GGCIC to pre-fund estimated fees payable to the Retrocessionaires for the subsequent calendar year. A scheduled contribution of $8.5 million, paid by PLICO, occurred during the fourth quarter of 2022 with respect to estimated fees payable to the Retrocessionaires during 2023. A scheduled contribution of $9.6 million, paid by PLICO, occurred during the fourth quarter of 2021 with respect to estimated fees payable to the Retrocessionaires during 2022. A scheduled contribution of $10.2 million, paid by PLICO, occurred during the fourth quarter of 2020 with respect to estimated fees payable to the Retrocessionaires during 2021.

8.          Capital and Surplus, Shareholder’s Dividend Restrictions

Dividends are noncumulative and are paid as determined by the Board of Directors. A life insurance company may pay a dividend without prior approval of the Commissioner of the Department. (“the Commissioner”) in an amount, together with other dividends paid in the past twelve months, that does not exceed an amount equal to the greater of 10% of policyholders’ surplus as of the preceding December 31 or the Company’s net gain from operations, for the preceding year. During 2023, the Company may pay $533.4 million of dividends without the approval of the Commissioner.

The NAIC's risk-based capital requirements require insurance companies to calculate and report information under a risk-based capital formula. These requirements are intended to allow insurance regulators to identify inadequately capitalized insurance companies based upon the types and mixtures of risk inherent in the insurer's operations. The formula includes components for asset risk, liability risk, interest rate exposure, and other factors. The Company was adequately capitalized under the formula as of December 31, 2022 and 2021.

The portion of unassigned funds represented or reduced for cumulative unrealized gains and losses was $(666.1) million and $(454.4) million as of December 31, 2022 and 2021, respectively.

The portion of unassigned funds reduced for nonadmitted assets was $1.1 billion and $1.1 billion as of December 31, 2022 and 2021, respectively.

As of December 31, 2022, the Company had issued the following surplus debentures or similar obligations:

Date Issued	Interest Rate	Original Issue Amount of Notes	Carrying Value of Note	Current Year Interest Expense Recognized	Life-To-Date Interest Expense Recognized	Date of Maturity
5/1/2018	3.550%	$55,000	55,000	1,953	9,112	5/1/2038
5/1/2018	3.550%	55,000	55,000	1,953	9,112	5/1/2038
Total		$110,000	$110,000	$3,906	$18,224

61

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

As of December 31, 2021, the Company had issued the following surplus debentures or similar obligations:

Date Issued	Interest Rate	Original Issue Amount of Notes	Carrying Value of Note	Current Year Interest Expense Recognized	Life-To-Date Interest Expense Recognized	Date of Maturity
5/1/2018	3.550%	$55,000	$55,000	$1,953	$7,159	5/1/2038
5/1/2018	3.550%	55,000	55,000	1,953	7,159	5/1/2038
Total		$110,000	$110,000	$3,906	$14,318

On May 1, 2018, the Company issued two fixed rate 20-year Surplus Notes (the “Notes”), each with a face amount of $55.0 million. The Company received cash for the Notes. The Notes were issued to Liberty Mutual Insurance Company and The Lincoln National Life Insurance Company (“Lincoln Life”), respectively (the “Note Holders”), in conjunction with the reinsurance transaction discussed in Note 10 “Reinsurance Assumed”. The Notes are direct financial obligations of the Company, and the Holders of the Notes cannot require repayment from PLC, or any affiliates and subsidiaries, other than the Company, the direct issuer of the Notes.

The Company pays interest on the principal amount of the Notes on a semi-annual basis subject to regulatory approval. The first payment was made on December 31, 2018. Any payment of principal, including by redemption, or interest on the Notes may only be made with the prior approval of the Commissioner. The Company has received approval from the Commissioner to pay interest on the Notes through December 31, 2023. Except in certain instances that are considered “Events of Default”, the Note Holders have no rights to accelerate payment of principal on the Notes. “Events of Default” include a failure to pay interest or principal on the Notes when it becomes due and payable, or any state or federal agency obtaining an order or grant of approval for the rehabilitation, liquidation, conservation, or dissolution of the Company. The Company reserves the right to repay the Notes at any time, subject to the terms of the Notes and prior regulatory approval.

In the event that the Company is subject to liquidation, holders of Indebtedness, Policy Claims and Prior Claims would be afforded a greater priority under the Liquidation Act and accordingly, would have the right to be paid in full before any payments of interest or principal are made to Note Holders. The Note Holders would have the right to be paid before any payments are made to common stockholders. In addition, the Notes will rank pari passu with future surplus notes issued by the Company and with all other similarly subordinated claims.

9.          Liabilities, Contingencies and Assessments

Assessments

Under the insurance guaranty fund laws of most states, insurance companies doing business therein can be assessed up to prescribed limits for policyholder losses incurred by insolvent companies. From time to time, companies may be asked to contribute amounts beyond prescribed limits. It is possible that the Company could be assessed with respect to product lines not offered by the Company. In addition, legislation may be introduced in various states with respect to guaranty fund assessment laws related to insurance products, including long term care insurance and other specialty products, that alters future premium tax offsets received in connection with guaranty fund assessments. As of December 31, 2022 and 2021, the Company accrued liabilities of $6.4 million and $4.3 million, respectively, for future assessments. The Company accrued related assets for future premium tax credits of $5.3 million and $3.3 million as of December 31, 2022 and 2021, respectively. In addition, assets of $0.9 million and $1.3 million as of December 31, 2022 and 2021, respectively, relate to assessments already paid that will be taken as credits on future premium tax returns.

62

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

Other Commitments and Contingencies

Scottish Re (U.S.), Inc. ("SRUS") was placed in rehabilitation on March 6, 2019 by the State of Delaware. Under the related order, the Insurance Commissioner of the State of Delaware has been appointed the receiver of SRUS (the “Receiver”) and provided with authority to conduct and continue the business of SRUS in the interest of its cedents, creditors, and stockholder. The order was accompanied by an injunction requiring the continued payment of reinsurance premiums to SRUS and temporarily prohibiting cedents, including the Company, from offsetting premiums payable against receivables from SRUS. On June 20, 2019, the Delaware Court of Chancery (the “Court”) entered an order approving a Revised Offset Plan, which allows cedents, including the Company, to offset premiums under certain circumstances.

A proposed Rehabilitation Plan (“Original Rehabilitation Plan”) was filed by the Receiver on June 30, 2020. The Original Rehabilitation Plan presents the following two options to each cedent: 1) remain in business with SRUS and be governed by the Rehabilitation Plan, or 2) recapture business ceded to SRUS. Due to SRUS’s financial status, neither option would pay 100% of the Company’s outstanding claims. The Original Rehabilitation Plan would impose certain financial terms and conditions on the cedents based on the election made, the type of business ceded, the manner in which the business is collateralized, and the amount of losses sustained by the cedent. On October 9, 2020, the Receiver filed a proposed order setting forth a schedule to present the Original Rehabilitation Plan for Court approval, which order contemplated possible modifications to the Rehabilitation Plan to be filed with the Court by March 16, 2021. The Court approved the order. On March 16, 2021, the Receiver filed a draft Amended Rehabilitation Plan (“Amended Plan”). The majority of the substance and form of the original Rehabilitation Plan, including its two-option structure described above, remained in place.

For much of 2020 and into early 2021, a group of interested parties collectively requested certain information and financial data from the Receiver that would allow them to more fully evaluate first the Original Rehabilitation Plan and then the Amended Plan. This group also had a number of conversations with counsel for the Receiver regarding concerns over the Plan. On June 30, 2022, the Receiver filed a motion seeking approval of a Modified Plan, along with a number of financial disclosure documents, including a liquidation analysis. While there are significant changes proposed in the Modified Plan (as compared to the Original Rehabilitation Plan and the Amended Plan), much of the economic substance (including not paying claims in full) of the Original/Amended Rehabilitation Plan are included in the Modified Plan.

The Court provided a framework to be followed by the Receiver to seek formal approval of the Rehabilitation Plan. This framework included filing the motion specifically seeking that relief and supporting that motion with the disclosure document containing the information that the Receiver believes is sufficient to enable parties to evaluate whether to object. In response to that document, interested parties (those with standing) may file objections and seek discovery. On October 24, 2022, a number of interested parties filed objections to the Modified Plan. After discovery, the parties will brief the issues and an evidentiary hearing on the Rehabilitation Plan will follow. A tentative timeline, beginning in August 2022, has been set, although given the inherent delays associated with the case, the tentative timeline is likely to be extended.

63

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

As of December 31, 2022, the Company had outstanding claim reserves from SRUS of $9.1 million, including a recoverable of $6.1 million. In addition, the Company had a statutory reserve credit of $53.8 million at December 31, 2022. As of December 31, 2022, the Company accrued a loss contingency reserve of $33.8 million under SSAP No. 5R, “Liabilities, Contingencies, and Impairment of Assets” with respect to amounts receivable from SRUS for ceded claims and reserves. As of December 31, 2021, the Company had outstanding claim reserves from SRUS of $10.9 million, including a $6.8 million recoverable. In addition, the Company had a statutory reserve credit of $66.5 million at December 31, 2021. As of December 31, 2021, the Company accrued a loss contingency reserve of $55.7 million under SSAP No. 5R, “Liabilities, Contingencies, and Impairment of Assets” with respect to amounts receivable from SRUS for ceded claims and reserves. The Company continues to monitor SRUS and the actions of the receiver through discussions with legal counsel and review of publicly available information. As of December 31, 2022, management does not believe that the ultimate outcome of the rehabilitation process will have a material impact on the Company’s financial position or results of operations.

A number of judgments have been returned against insurers, broker dealers and other providers of financial services involving, among other things, sales, underwriting practices, product design, product disclosure, administration, denial or delay of benefits, benefit payment methods, charging excessive or impermissible fees, recommending unsuitable products to customers, breaching fiduciary or other duties to customers, refund or claims practices, alleged agent misconduct, failure to properly supervise representatives, relationships with agents or persons with whom the insurer does business, payment of sales and other contingent commissions, and other matters. Often these legal proceedings have resulted in the award of substantial judgments that are disproportionate to actual damages, including material amounts of punitive and non-economic compensatory damages. In some states, juries, judges, and arbitrators have substantial discretion in awarding punitive non-economic compensatory damages which creates the potential for unpredictable material adverse judgments or awards in any given legal proceeding. Arbitration awards are subject to very limited appellate review. In addition, in some legal proceedings, companies have made material settlement payments. In some instances, substantial judgments may be the result of a party’s perceived ability to satisfy such judgments as opposed to the facts and circumstances regarding the claims made.

At any given time, a number of financial, market conduct, or other examinations or audits of the Company’s subsidiaries, as well as other insurance companies from whom the Company has coinsured blocks of life insurance and annuity policies, may be ongoing. It is possible that any examination or audit may result in payments of fines and penalties, payments to customers, or both, as well as changes in systems or procedures, or restrictions on business activities, any of which could have a material adverse effect on the Company’s business, financial condition and results of operations. The Company monitors these matters for any developments that may make a loss contingency associated with any such audit or exam reasonably estimable.

The Company, like other insurance companies, in the ordinary course of business, is involved in legal proceedings. The Company cannot predict the outcome of any legal proceeding, nor can it provide an estimate of the possible loss, or range of loss, that may result from such legal proceeding. However, with respect to such legal proceedings, the Company does not expect that its ultimate liability, if any, will be material to its financial condition.

64

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

Advance Trust & Life Escrow Services, LTA, as Securities Intermediary of Life Partners Position Holder Trust v. Protective Life Insurance Company, Case No. 2:18-CV-01290, is a putative class action that was filed on August 13, 2018 in the United States District Court for the Northern District of Alabama. Plaintiffs seek to represent all owners of universal life and variable universal life policies issued or administered by PLICO or its predecessors that provide that cost of insurance rates are to be determined based on expectations of future mortality experience. Plaintiffs’ complaint alleges PLICO breached those policies by failing to periodically adjust its COI rates based on improved expectations of future mortality, and they seek class certification, compensatory damages, pre-judgment and post-judgment interest, costs, and other unspecified relief. On August 8, 2022, the US District Court granted PLICO’s Motion for Judgment on the Pleadings, concluding Protective has no contractual duty to lower COI rates if expectations as to future mortality improve. This favorable decision was appealed by the plaintiffs to the Eleventh Circuit Court of Appeals on August 26, 2022. The Company will continue to vigorously defend this matter and cannot predict the outcome of or reasonably estimate the possible loss or range of loss that might result from this litigation.

The Company is currently defending two putative class actions (Beverly Allen v. Protective Life Insurance Company, Civil Action No. 1:20-cv-00530-JLT (E.D. Cal. filed Apr. 14, 2020), and Janice Schmidt v. Protective Life Insurance Company, et al., Civil Action No. 1:21-cv-01784-SAB (E.D. Cal. filed Dec. 17, 2021) in which the plaintiffs claim that defendants’ alleged failure to comply with certain California statutes which address contractual grace periods and lapse notice requirements for certain life insurance policies requires that these policies remain in force. The plaintiffs seek unspecified monetary damages and injunctive relief. No class has been certified in either putative class action. In continuing to defend these matters, the Company maintains various defenses to the merits of the plaintiffs’ claims and to class certification. However, the Company cannot predict the outcome of or reasonably estimate the possible loss or range of loss that might result from this litigation.

The Company leases administrative and marketing office space in 6 cities, with most leases being for periods of ten to twenty-five years. Rent expense for 2022, 2021, and 2020 was $1.9 million, $2.6 million, and $3.3 million, respectively. Although the Company is legally obligated for these leases, rent expense will be less than projected lease commitments due to rent paid by affiliates.

The projected commitment under these leases for the next 5 years is as follows:

Years	($ in thousands)
2023	$4,625
2024	4,803
2025	2,858
2026	1,283
2027	1,236
Thereafter	6,187
Total	$20,992

Refer to Note 7 for a description of the contingent commitments and guarantees involving affiliates of the Company, and to Note 11 for commitments to extend mortgage loans.

10.            Reinsurance

The Company remains liable with respect to ceded reinsurance should any reinsurer fail to meet the obligations that it assumed. The Company evaluates the financial condition of its reinsurers and monitors the associated concentration of credit risk.

65

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

Reinsurance Ceded

The Company has ceded insurance contracts with its affiliates as of and for the years ended December 31 as follows:

	2022	2021

	($ in thousands)
Life:
Insurance in-force	$88,690,638	$97,543,332
Policy and claim reserves ceded	6,845,313	5,687,970
Policy and claim liabilities ceded	38,661	52,756
Premiums ceded	1,549,971	116,524

Accident and health:
Policy and claim reserves ceded	$183	$359
Policy and claim liabilities ceded	182	276
Premiums ceded	1,448	1,033

For the year ended December 31, 2020, the Company ceded life insurance premiums of $673.1 million and accident and health premiums of $5 thousand to its affiliates

Effective October 1, 2020, GGCIC entered into separate amended and restated indemnity reinsurance agreements with the Company (the “2020 PLICO-GGCIC Agreement”) and WCL (the “2020 WCL-GGCIC Agreement”). The Company ceded to GGCIC premiums of $88.6 million, $115.5 million, and $166.9 million for the years ended December 31, 2022, 2021 and 2020, respectively, and ceded statutory reserves of $4.9 billion and $5.2 billion as of December 31, 2022 and 2021, respectively.

Effective April 1, 2020, the Company reinsured certain fixed annuity business under a coinsurance with funds withheld treaty to Protective Life Reinsurance Bermuda Ltd. (“PL Re”). PL Re, a wholly owned subsidiary of PLC, is domiciled in Bermuda and holds reserves based on Bermuda insurance regulations. The policies ceded under the agreement (the “PLICO-PL Re Reinsurance Agreement”) were in force on or before April 1, 2020. The cession to PL Re included the initial estimated transfer of $485.2 million of annuity reserves. As a result of the transaction, the Company recorded an estimated initial ceding allowance of $28.6 million and estimated initial premium transfers of $485.2 million. Pursuant to SSAP No. 61R, “Life, Deposit Type and Accident and Health Reinsurance”, and Appendix A-791, the Company recognized $6.0 million, representing 21% of the initial net gain, in net income upon the cession to PL Re. $22.6 million, or 79% of the initial net gain, was included as a component of surplus which was deferred and will be amortized into income in future periods.

On April 1, 2022, the Company amended the PLICO-PL Re Reinsurance Agreement whereby the Company reinsures certain fixed annuity business under a coinsurance with funds withheld treaty to PL Re. The cession to PL Re included the initial estimated transfer of $1.5 billion of annuity reserves. As a result of the amendment, the Company recorded an estimated initial ceding allowance of $113.0 million and estimated initial premium transfers of $1.5 billion. Pursuant to SSAP No. 61R, “Life, Deposit Type and Accident and Health Reinsurance”, and Appendix A-791, the Company recognized $23.7 million, representing 21% of the initial net gain, in net income upon the cession to PL Re. $89.3 million, or 79% of the initial net gain, was included as a component of surplus which was deferred and will be amortized into income in future periods.

66

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

In connection with the agreement and amendment, the Company transferred assets backing economic reserves to a segregated funds withheld account owned by the Company for the benefit of PL Re. The balance in this account was $1.8 billion and $469.1 million as of December 31, 2022 and 2021, respectively. The Company ceded premiums of $1.5 billion, $38 thousand, and $487.3 million for the years ended December 31, 2022, 2021, and 2020, respectively and ceded statutory reserves of $1.9 billion and $495.6 million as of December 31, 2022 and 2021, respectively. For the years ended December 31, 2022, 2021, and 2020, $1.1 million, $0, and $11.8 million, respectively was amortized into income.

The Company has ceded insurance contracts with non-affiliated insurers as of and for the years ended December 31 as follows:

	2022	2021

	($ in thousands)
Life:
Insurance in-force	$125,166,957	$135,221,772
Policy and claim reserves ceded	3,164,022	3,395,548
Policy and claim liabilities ceded	170,545	192,351
Premiums ceded	1,013,650	938,134

Accident and health:
Policy and claim reserves ceded	$11,181	$12,880
Policy and claim liabilities ceded	52	34
Premiums ceded	699	2,083

The Company ceded to non-affiliated insurers life premiums of $912.1 million and accident and health premiums of $3.1 million during the year ended December 31, 2020.

None of the Company’s non-affiliated reinsurers were owned in excess of 10% or controlled, either directly or indirectly, by the Company or by any representative, officer, trustee, or director of the Company. Certain policies issued by the Company have been reinsured with a company chartered in a country other than the United States (excluding U.S. branches of such companies) which is owned in excess of 10% or controlled directly or indirectly by an insured, a beneficiary, a creditor of an insured, or any other person not primarily engaged in the insurance business. Numerous reinsurers relate to auto dealerships or finance companies that established reinsurance companies to supplement their primary business.

The Company does not have any reinsurance agreements in effect under which the reinsurer may unilaterally cancel any reinsurance for reasons other than for nonpayment of premium or other similar credits. The Company does not have any reinsurance agreements in effect such that the amount of losses paid or accrued through the statement date may result in a payment to the reinsurer of amounts which, in aggregate and allowing for offset of mutual credits from other reinsurance agreements with the same reinsurer, exceed the total direct premium collected under the reinsured policies.

67

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

The Company had no aggregate reductions to surplus for terminations of reinsurance agreements during 2022, 2021, and 2020.

No new reinsurance agreements were entered into during 2022. As discussed above, the PL Re agreement was amended in 2022.

The Company did not write off any material reinsurance receivables during the three-year period ended December 31, 2022. The Company nonadmitted $49.9 million and $39.4 million of reinsurance receivables as of December 31, 2022 and 2021, respectively.

During the year ended December 31, 2022, commutation of ceded reinsurance with Transamerica Life Insurance Company had a net unfavorable $26.1 million effect on the Company’s operations in the following categories:

($ in thousands)
Claims incurred	$47,262
Premiums earned	$21,186

During the year ended December 31, 2021, commutation of ceded reinsurance with RGA Reassurance Company had a favorable $13.3 million effect on the Company’s operations.

As of December 31, 2022 and 2021, the Company had the following reinsurance recoverable balances relating to paid losses included in “Amounts recoverable from reinsurers” in the Statements of Admitted Assets, Liabilities, and Capital and Surplus:

	Amount Recoverable as of December 31, 2022	% of Total	Rating

	($ in thousands)

Golden Gate Captive Insurance Company	$59,347	47.9%	Not rated
Swiss Re Life & Health America Inc.	17,081	13.8	A.M. Best Company A+
Scottish Re (U.S.) Inc.	6,145	5.0	Not rated
Munich American Reassurance Company	5,944	4.8	A.M. Best Company A+
RGA Reinsurance Company	5,722	4.6	A.M. Best Company A+
SCOR Global Life Americas Reinsurance Company	5,042	4.1	A.M. Best Company A+
Security Life of Denver Insurance Company	4,328	3.5	Not rated
Transamerica Life Insurance Company	4,121	3.3	A.M. Best Company A
SCOR Global Life USA Reinsurance Company	4,052	3.3	A.M. Best Company A+
All other	12,099	9.7
	$123,881	100.0%

68

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

	Amount Recoverable as of December 31, 2021	% of Total	Rating

	($ in thousands)

Golden Gate Captive Insurance Company	$78,073	55.8%	Not rated
Swiss Re Life & Health America Inc.	12,592	9.0	A.M. Best Company A+
Scottish Re (U.S.) Inc.	6,751	4.8	Not rated
Munich American Reassurance Company	5,520	3.9	A.M. Best Company A+
SCOR Global Life Americas Reinsurance Company	4,895	3.5	A.M. Best Company A+
RGA Reinsurance Company	4,822	3.4	A.M. Best Company A+
SCOR Global Life USA Reinsurance Company	4,742	3.4	A.M. Best Company A+
The Canada Life Assurance Company	4,022	2.9	Not rated
All other	18,506	13.3
	$139,923	100.0%

Reinsurance Assumed

During 2005, the Company executed a treaty with WCL to reinsure certain new annuity business. Under this agreement, the Company received $0, $68 thousand, and $0 in premiums from WCL during 2022, 2021, and 2020, respectively. The Company assumed reserves of $49.2 million and $54.4 million as of December 31, 2022 and 2021, respectively.

Effective during 2008, the Company reinsured certain term life insurance business from GGCIC, an affiliate, under a monthly renewable term treaty. The Company assumed $36.0 million in premiums for the year ended December 31, 2020. This agreement was terminated as of October 1, 2020.

Effective October 1, 2012, the Company reinsured certain universal life with secondary guarantee business from WCL, an affiliate, under a coinsurance treaty. The Company assumed $6.8 million, $11.6 million, and $26.3 million in premiums for the years ended December 31, 2022, 2021, and 2020, respectively, and assumed statutory reserves of $562.3 million and $556.9 million as of December 31, 2022 and 2021, respectively.

The Company was party to several stop loss indemnity reinsurance agreements with WCL, whereby the Company assumed from WCL any mortality risk in excess of a contractually defined threshold with respect to certain Captive-related level premium term life and universal life with secondary guarantee business. Premiums of $0.4 million were assumed under these agreements in 2020. These agreements were terminated on October 1, 2020.

The Company has assumed from its subsidiaries and affiliates as of and for the years ended December 31 as follows:

	2022	2021

	($ in thousands)
Life:
Insurance in-force	$4,106,092	$4,412,977
Policy and claim reserves assumed	611,594	611,245
Policy and claim liabilities assumed	10,105	14,150
Premiums ceded	6,803	11,657

The Company assumed from affiliated insurers life premiums of $62.6 million during the year ended December 31, 2020.

69

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

The Company has assumed from non-affiliated insurers as of and for the years ended December 31 as follows:

	2022	2021

	($ in thousands)
Life:
Insurance in-force	$132,972,941	$180,513,376
Policy and claim reserves assumed	24,056,577	25,059,148
Policy and claim liabilities assumed	239,618	315,143
Premiums ceded	720,759	866,380

Accident and health:
Policy and claim reserves assumed	$291,299	$345,503
Policy and claim liabilities assumed	1,218	16,654
Premiums ceded	13,985	28,740

The Company assumed from non-affiliated insurers life premiums of $1.2 billion and accident and health premiums of $64.6 million during the year ended December 31, 2020.

11.	Information about Financial Instruments with Off-Balance Sheet Risk and Financial Instruments with Concentrations of Credit Risk

Derivative Financial Instruments

The table below summarizes the notional amount of the Company's financial instruments with off-balance sheet risk as of December 31:

	Assets		Liabilities
	2022	2021	2022	2021

	($ in thousands)

Swaps	$225,241	$1,716,810	$397,297	$2,639,619
Futures	147,683	334,673	284,547	168,896
Options	7,681,876	8,623,582	6,624,706	6,829,003
Totals	$8,054,800	$10,675,065	$7,306,550	$9,637,518

Derivative instruments expose the Company to credit and market risk. The Company minimizes its credit risk by entering into transactions with highly rated counterparties. The Company manages market risk by establishing and monitoring limits as to the types and degrees of risk that may be undertaken. The Company monitors its use of derivatives in connection with its overall asset / liability management programs and risk management strategies. In addition, all derivative programs are monitored by the Company’s risk management department.

70

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

All derivative instruments qualifying for hedge accounting are accounted for in a manner that is consistent with the accounting for the hedged item. The hedged items are the Company’s funding agreements which are reported in accordance with Actuarial Guideline 33. The derivative entered into in conjunction with the funding agreement has a remaining cost basis of $4.4 million and accumulated foreign currency translation adjustments of $14.5 million; therefore, the derivative is reported in the Statement of Admitted Assets, Liabilities, and Capital and Surplus at an $18.9 million carrying value as of December 31, 2022. All derivative instruments used in hedging transactions that do not meet the criteria of an effective hedge are reported at fair value and are included in the Statements of Admitted Assets, Liabilities, and Capital and Surplus. The changes in the fair value of these derivatives are recognized immediately as “Change in net unrealized capital gains and losses, less capital gains tax” in unassigned funds.

The Company did not exclude any component of the hedging derivative instrument’s gain or loss from the assessment of hedge effectiveness.

During the year ended December 31, 2022, the Company recognized $109.0 million of unrealized losses related to derivatives. Of this amount, $94.5 million of unrealized losses related to derivatives that did not qualify for hedge accounting. The Company recognized $14.5 million of unrealized losses as a result of foreign currency translation adjustments for derivatives that did qualify for hedge accounting. During the year ended December 31, 2021, the Company had $259.4 million of unrealized losses related to derivatives that did not qualify for hedge accounting. During the year ended December 31, 2020, the Company had $17.8 million of unrealized gains related to derivatives that did not qualify for hedge accounting.

The following sections provide a description of the Company’s objectives for using derivatives.

Derivatives related to the management of certain risks within the Company’s funding agreement obligations

In connection with the issuance of a fixed rate funding agreement denominated in a foreign currency, the Company entered into a fixed-to-fixed foreign currency swap in order to hedge the foreign currency exchange risk associated with the funding agreement. The cash flows received on the swap are identical to the cash flows paid on the funding agreement. The swap required an exchange of the notional amounts at inception and maturity.

In connection with the issuance of a floating rate funding agreement, the Company entered into an interest rate swap in order to hedge the interest rate risk associated with the funding agreement. The cash flows received on the swap were identical to the cash flow variability paid on the funding agreement. This interest rate swap matured in July 2020.

Derivatives related to the management of certain risks within the Company’s fixed indexed annuity products

The Company uses equity options to manage its equity risk in its fixed indexed annuity products. The Company may purchase and sell index call and put options which have underlyings based upon several equity indexes. As of December 31, 2022 and 2021, the Company had paid a net amount of $101.5 million and $109.1 million, respectively, for its open call options.

The Company uses US equity index futures and volatility futures transactions. These positions are traded on recognized exchanges, and they require the posting of margin through the broker. Because the counterparties also are required to post margin, these positions do not contain significant counterparty credit risk.

71

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

Derivatives related to the management of certain risks within the Company’s indexed universal life products

The Company uses equity options to manage its equity risk in its indexed universal life products. The Company may purchase and sell index call options which have underlyings based upon several equity indexes. As of December 31, 2022 and 2021, the Company had paid a net amount of $21.3 million and $18.0 million, respectively, for its open call options.

The Company uses US equity index futures transactions. These positions are traded on recognized exchanges, and they require the posting of margin through the broker. Because the counterparties also are required to post margin, these positions do not contain significant counterparty credit risk.

Derivatives related to the management of certain risks within the Company’s variable annuity products

The Company uses a combination of derivative instruments to mitigate volatility, interest rate, credit, and equity risk related to certain guaranteed minimum benefits, including GLWBs, within the Company’s variable annuity products.

The Company uses interest rate futures, US and foreign equity market index futures, and foreign currency futures transactions. These positions are traded on recognized exchanges, and they require the posting of margin through the broker. Because the counterparties also are required to post margin, these positions do not contain significant counterparty credit risk.

The Company used forward swaps and interest rate swaps, whereby the Company primarily paid a floating rate of interest based upon a 3-month LIBOR rate, while it received a fixed rate. As of December 31, 2022, the Company held no forward swaps or interest rate swaps. The Company also uses total return swaps, where the Company primarily makes payments based on the return of the underlying equity index, while it receives a floating rate of interest based upon either the 3-month LIBOR rate or the federal funds rate, both adjusted by stated basis points. Certain positions may be cleared through a central clearing house and require the posting of margin through the clearing member. The Company also uses interest rate forwards, where primarily it agrees to purchase a treasury bond on a future date at a predetermined price.

The Company uses index put options which have underlyings based upon several equity indexes, both US and foreign. As of December 31, 2022 and 2021, the cost of the open options was $123.0 million and $196.9 million, respectively.

Derivatives related to the management of certain risks within the Company’s structured annuity products

The Company uses equity options to manage its equity risk in its structured annuity products. The Company may purchase and sell index options which have underlyings based upon several equity indexes. As of December 31, 2022 and 2021, the cost of the open options was $6.4 million and $4.7 million, respectively.

72

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

The Company uses US equity index futures transactions. These positions are traded on recognized exchanges, and they require the posting of margin through the broker. Because the counterparties also are required to post margin, these positions do not contain significant counterparty credit risk.

The Company also entered into a total return swap, where the Company makes payments based on the return of certain hedges associated with certain structured annuity products, while it receives a floating rate of interest based upon the 1-month LIBOR rate.

As of December 31, 2022, the Company had posted cash and securities (at fair value) for its derivatives as collateral of $60.3 million and $81.4 million, respectively. Of this amount, $13.1 million and $40.5 million of cash and securities, respectively, posted as collateral related to futures, and $47.2 million and $40.9 million of cash and securities, respectively, posted as collateral related to options and non-cleared swaps.

As of December 31, 2021, the Company had posted cash and securities (at fair value) for its derivatives as collateral of $182.7 million and $85.5 million, respectively. Of this amount, $3.0 million and $29.6 million of cash and securities, respectively, posted as collateral related to futures, $151.1 million and $45.7 million of cash and securities, respectively, posted as collateral related to cleared swaps, and $28.6 million and $10.2 million of cash and securities, respectively, posted as collateral related to options and non-cleared swaps.

Collateral received may include both cash and non-cash collateral. Cash collateral received by the Company is reported in “Derivative collateral and receivables” in the Statements of Admitted Assets, Liabilities, and Capital and Surplus, with a corresponding amount recorded “Derivative collateral and payables” representing the Company’s obligation to return the collateral. Non-cash collateral received by the Company is not recognized in the Statements of Admitted Assets, Liabilities, and Capital and Surplus unless the Company exercises its right to sell or re-pledge the underlying asset. As of December 31, 2022, the Company received $62.2 million of cash as collateral, all of which related to options and non-cleared swaps. As of December 31, 2022, the fair value of non-cash collateral received was $10.9 million, which related to non-cleared swaps. As of December 31, 2021, the Company received $187.5 million of cash as collateral. Of this amount $1.6 million of cash received as collateral related to futures, $10.3 million of cash received as collateral related to cleared swaps, and $175.6 million of cash received as collateral related to options and non-cleared swaps. As of December 31, 2021, the Company had not received any non-cash collateral.

The Company is exposed to credit-related losses in the event of nonperformance by counterparties to financial instruments, but it does not expect any counterparties to fail to meet their obligations given their high credit ratings. The credit exposure of swaps and over-the-counter options is represented by the fair value of contracts with a positive fair value at the reporting date. As of December 31, 2022, the Company had received $62.2 million of cash pledged as collateral and non-cash collateral with a fair value of $10.9 million. As of December 31, 2021, the Company had received $187.5 million of cash pledged as collateral. Because exchange-traded futures and options are effected through a regulated exchange and positions are marked to market on a daily basis, the Company has little exposure to credit-related losses in the event of nonperformance by counterparties to such financial instruments

The current credit exposure of the Company’s derivative contracts is limited to the fair value at the reporting date. Credit risk is managed by entering into transactions with creditworthy counterparties. The Company also attempts to minimize its exposure to credit risk through the use of multiple highly-rated counterparties.

73

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

Other Off-Balance Sheet Financial Instruments

The table below presents a summary of the contractual amounts of off-balance sheet financial instruments, other than derivative financial instruments, as of December 31:

	2022	2021

	($ in thousands)
Commitments to extend mortgage loans	$917,633	$967,038

Commitments to extend mortgage loans are agreements to lend to a borrower, provided there is no violation of any condition established in the contract. The Company enters into these agreements to commit to future loan fundings at a predetermined interest rate. Commitments generally have fixed expiration dates or other termination clauses.

For commitments to extend mortgage loans, the amounts presented above do not represent amounts at risk if the counterparty defaults.

The collateral held for commitments to extend mortgage loans is a cash commitment fee, which is forfeited if the counterparty fails to perform.

12.	Borrowed Money

Under a revolving line of credit arrangement (the “2018 Credit Facility”), the Company and PLC had the ability to borrow on an unsecured basis up to an aggregate principal amount of $1.0 billion. Under certain circumstances the 2018 Credit Facility allowed for a request that the commitment be increased up to a maximum principal amount of $1.5 billion.

On April 5, 2022, the Company amended and restated the 2018 Credit Facility and entered into a Second Amended and Restated Credit Agreement (the “2022 Credit Facility”) among PLC, the Company, the several lenders from time to time party thereto, and Regions Bank, as administrative agent and swingline lender. Under the 2022 Credit Facility, the Company and PLC has the ability to borrow on an unsecured basis up to an aggregated principal amount of $1.5 billion. The Company and PLC also has the right in certain circumstances to request that the commitment under the 2022 Credit Facility be increased up to a maximum principal amount of $2.0 billion. Balances outstanding under the 2022 Credit Facility accrue interest at a rate equal to, at the option of PLC and the Company, (i) Adjusted Term SOFR Rate plus a spread based on the ratings of PLC’s Senior Debt, or (ii) the sum of (A) a rate equal to the highest of (x) the Administrative Agent’s Prime Rate, (y) 0.50% above the Federal Funds Rate, or (z) the one-month Adjusted Term SOFR Rate plus 1.00% and (B) a spread based on the ratings of the PLC’s Senior Debt subject to adjustments based upon the achievement of certain environmental, social and governance metrics (“ESG Metrics”) by PLC, the Company and their subsidiaries. The 2022 Credit Facility also provides for a facility fee at a rate that varies with the ratings of the PLC’s Senior Debt, subject to adjustments based upon the achievement of certain ESG Metrics by PLC, the Company and their subsidiaries. The facility fee is calculated based on the aggregate amount of commitments under the 2022 Credit Facility, whether used or unused. The maturity date of current borrowings under the 2022 Credit Facility is April 5, 2027, subject to certain extension options available to the Company. The Company is not aware of any non-compliance with the financial debt covenants of the 2022 Credit Facility as of December 31, 2022. The Company did not have an outstanding balance under the 2022 Credit Facility as of December 31, 2022. PLC had no outstanding balance as of December 31, 2022. The Company did not have an outstanding balance under the Credit Facility as of December 31, 2021. PLC had an outstanding balance of $275.0 million bearing interest at a rate of LIBOR plus 1.00% as of December 31, 2021.

74

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

Please refer to the Note 5 section “Repurchase Agreements and Securities Lending Transactions” for information regarding the Company’s repurchase agreements and the Note 7 section “Intercompany Agreements and Settlements” for a discussion of the Company’s intercompany loan agreements.

13.	Change in Incurred Losses and Loss Adjustment Expenses

Activity in the liability for accident and health policy and contract claims is summarized as follows:

	2022	2021
	($ in thousands)

Balance at January 1	$257,725	$282,740
Less reinsurance recoverables	—	—
Net balance at January 1	257,725	282,740
Incurred:
Related to current year	69,246	53,577
Related to prior years	(1,725)	(19,821)
Total incurred	67,521	33,756
Paid:
Related to current year	18,350	19,075
Related to prior years	34,522	39,696
Total paid	52,872	58,771
Net balance at December 31	272,374	257,725
Plus reinsurance recoverables	—	—
Balance at December 31	$272,374	$257,725

Reserves and liabilities as of January 1, 2022, were $257.7 million. As of December 31, 2022, $34.5 million had been paid for incurred claims attributable to insured events of prior years. Reserves remaining for prior years at December 31, 2022, were $221.5 million as a result of re-estimation of unpaid claims and claim adjustment expenses, principally on acquired business, as well as cancer and credit lines of insurance. Therefore, there has been a $1.7 million favorable development from January 1, 2022 to December 31, 2022. Reserves and liabilities as of January 1, 2021, were $282.7 million. As of December 31, 2021, $39.7 million had been paid for incurred claims attributable to insured events of prior years. Reserves remaining for prior years at December 31, 2021, were $223.2 million as a result of re-estimation of unpaid claims and claim adjustment expenses, principally on acquired business, as well as cancer and credit lines of insurance. Therefore, there was a $19.8 million favorable development from January 1, 2021 to December 31, 2021. Original estimates are increased or decreased as additional information becomes known regarding individual claims. No additional premiums or return premiums have been accrued as a result of the prior year effects.

There have been no significant changes in methodologies or assumptions used in calculating the liability for unpaid losses.

75

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

14.	Participating Policies

Direct and assumed premiums under individual life participating policies were $50.6 million and 1.2%, $54.2 million and 1.5%, and $55.9 million and 2.0% for the years ended December 31, 2022, 2021, and 2020, respectively, of total direct and assumed individual life premium earned. The Company accrues dividends when declared by the Board of Directors in “Policyholders’ dividends”. Dividends to policyholders were $18.9 million, $29.5 million, and $29.6 million for the years ended December 31, 2022, 2021, and 2020, respectively. The Company has not allocated any additional income to participating policyholders.

15.	Analysis of Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics

Withdrawal characteristics of annuity actuarial reserves and deposit-type contract liabilities as of December 31, 2022 are as follows:

Individual Annuities:

	General Account	Separate Account with Guarantees	Separate Account Non- guaranteed	Total	% of Total
	($ in thousands)
(1) Subject to discretionary withdrawals
a. With market value adjustments	$6,606,182	$433,845	$—	$7,040,027	25.1%
b. At book value less current surrender charge of 5% or more	360,459	—	—	360,459	1.3
c. At fair value	—	—	10,708,787	10,708,787	38.1
d. Total with market value adjustment or at fair value (total of a through c)	6,966,641	433,845	10,708,787	18,109,273	64.5
e. At book value without adjustment (minimal or no charge or adj.)	5,448,642	7,048	—	5,455,690	19.4
(2) Not subject to discretionary withdrawal provision	4,508,828	—	7,252	4,516,080	16.1
(3) Total (gross: direct + assumed)	16,924,111	440,893	10,716,039	28,081,043	100.0%
(4) Reinsurance ceded	2,632,151	—	—	2,632,151
(5) Total (net) (3) - (4)	$14,291,960	$440,893	$10,716,039	$25,448,892
(6) Amount included in (1)b above that will move to (1)e in the year after the statement date	$245,475	$—	$—	$245,475

76

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

Group Annuities:

	General Account	Separate Account with Guarantees	Separate Account Non- guaranteed	Total	% of Total
	($ in thousands)
(1) Subject to discretionary withdrawals
a. With market value adjustments	$4,999	$546,994	$—	$551,993	63.9%
b. At book value less current surrender charge of 5% or more	—	—	—	—	—
c. At fair value	—	—	—	—	—
d. Total with market value adjustment or at fair value (total of a through c)	4,999	546,994	—	551,993	63.9
e. At book value without adjustment (minimal or no charge or adj.)	40,425	16,294	—	56,719	6.6
(2) Not subject to discretionary withdrawal provision	254,941	—	—	254,941	29.5
(3) Total (gross: direct + assumed)	300,365	563,288	—	863,653	100.0%
(4) Reinsurance ceded	1,418	—	—	1,418
(5) Total (net) (3) - (4)	$298,947	$563,288	$—	$862,235
(6) Amount included in (1)b above that will move to (1)e in the year after the statement date	$—	$—	$—	$—

Deposit-type Contracts (no life contingencies):

	General Account	Separate Account with Guarantees	Separate Account Non- guaranteed	Total	% of Total
	($ in thousands)
(1) Subject to discretionary withdrawals
a. With market value adjustments	$322,581	$—	$—	$322,581	2.7%
b. At book value less current surrender charge of 5% or more	143,056	—	—	143,056	1.2
c. At fair value	—	—	—	—	—
d. Total with market value adjustment or at fair value (total of a through c)	465,637	—	—	465,637	3.9
e. At book value without adjustment (minimal or no charge or adj.)	758,380	—	—	758,380	6.4
(2) Not subject to discretionary withdrawal provision	10,684,092	—	1,518	10,685,610	89.7
(3) Total (gross: direct + assumed)	11,908,109	—	1,518	11,909,627	100.0%
(4) Reinsurance ceded	2,058	—	—	2,058
(5) Total (net) (3) - (4)	$11,906,051	$—	$1,518	$11,907,569
(6) Amount included in (1)b above that will move to (1)e in the year after the statement date	$4,031	$—	$—	$4,031

77

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

Reconciliation of Total Annuity Actuarial Reserves and Deposit Fund Liabilities:

Life & Accident & Health Annual Statement:	($ in thousands)
Exhibit 5, Annuities Section, Total (net)	$14,467,892
Exhibit 5, Supplementary Contracts with Life Contingencies Section, Total (net)	123,016
Exhibit 7, Deposit-Type Contracts, Line 14, column 1	11,906,051
Subtotal	26,496,959
Separate Accounts Annual Statement:
Exhibit 3, Line 0299999, Column 2	11,721,737
Subtotal	11,721,737
Combined Total	$38,218,696

Withdrawal characteristics of annuity actuarial reserves and deposit-type contract liabilities as of December 31, 2021 are as follows:

Individual Annuities:

	General Account	Separate Account with Guarantees	Separate Account Non- guaranteed	Total	% of Total
	($ in thousands)
(1) Subject to discretionary withdrawals
a. With market value adjustments	$6,196,289	$397,072	$—	$6,593,361	21.3%
b. At book value less current surrender charge of 5% or more	762,836	—	—	762,836	2.5
c. At fair value	—	—	13,184,862	13,184,862	42.6
d. Total with market value adjustment or at fair value (total of a through c)	6,959,125	397,072	13,184,862	20,541,059	66.4
e. At book value without adjustment (minimal or no charge or adj.)	5,698,184	6,958	—	5,705,142	18.4
(2) Not subject to discretionary withdrawal provision	4,704,188	—	8,953	4,713,141	15.2
(3) Total (gross: direct + assumed)	17,361,497	404,030	13,193,815	30,959,342	100.0%
(4) Reinsurance ceded	959,935	—	—	959,935
(5) Total (net) (3) - (4)	$16,401,562	$404,030	$13,193,815	$29,999,407
(6) Amount included in (1)b above that will move to (1)e in the year after the statement date	$625,743	$—	$—	$625,743

78

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

Group Annuities:

	General Account	Separate Account with Guarantees	Separate Account Non- guaranteed	Total	% of Total
	($ in thousands)
(1) Subject to discretionary withdrawals
a. With market value adjustments	$5,527	$613,003	$—	$618,530	64.9%
b. At book value less current surrender charge of 5% or more	—	—	—	—	—
c. At fair value	—	—	—	—	—
d. Total with market value adjustment or at fair value (total of a through c)	5,527	613,003	—	618,530	64.9
e. At book value without adjustment (minimal or no charge or adj.)	43,481	17,207	—	60,688	6.3
(2) Not subject to discretionary withdrawal provision	274,343	—	—	274,343	28.8
(3) Total (gross: direct + assumed)	323,351	630,210	—	953,561	100.0%
(4) Reinsurance ceded	1,397	—	—	1,397
(5) Total (net) (3) - (4)	$321,954	$630,210	$—	$952,164
(6) Amount included in (1)b above that will move to (1)e in the year after the statement date	$—	$—	$—	$—

Deposit-type Contracts (no life contingencies):

	General Account	Separate Account with Guarantees	Separate Account Non- guaranteed	Total	% of Total
	($ in thousands)
(1) Subject to discretionary withdrawals
a. With market value adjustments	$249,326	$—	$—	$249,326	2.4%
b. At book value less current surrender charge of 5% or more	167,909	—	—	167,909	1.6
c. At fair value	—	—	—	—	—
d. Total with market value adjustment or at fair value (total of a through c)	417,235	—	—	417,235	4.0
e. At book value without adjustment (minimal or no charge or adj.)	725,559	—	—	725,559	7.0
(2) Not subject to discretionary withdrawal provision	9,232,476	—	1,742	9,234,218	89.0
(3) Total (gross: direct + assumed)	10,375,270	—	1,742	10,377,012	100.0%
(4) Reinsurance ceded	1,936	—	—	1,936
(5) Total (net) (3) - (4)	$10,373,334	$—	$1,742	$10,375,076
(6) Amount included in (1)b above that will move to (1)e in the year after the statement date	$6,761	$—	$—	$6,761

79

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

Reconciliation of Total Annuity Actuarial Reserves and Deposit Fund Liabilities:

Life & Accident & Health Annual Statement:	($ in thousands)
Exhibit 5, Annuities Section, Total (net)	$16,591,600
Exhibit 5, Supplementary Contracts with Life Contingencies Section, Total (net)	131,916
Exhibit 7, Deposit-Type Contracts, Line 14, column 1	10,373,334
Subtotal	27,096,850
Separate Accounts Annual Statement:
Exhibit 3, Line 0299999, Column 2	14,229,797
Subtotal	14,229,797
Combined total	$41,326,647

16. Analysis of Life Actuarial Reserves by Withdrawal Characteristics

Withdrawal characteristics of the Company’s life actuarial reserves as of December 31, 2022, are as follows:

General Account

	Account Value	Cash Value	Reserve
	($ in thousands)
Subject to discretionary withdrawal, surrender values, or policy loans:
Term Policies with Cash Value	$—	$46,081	$497,313
Universal Life	14,876,652	15,441,221	15,872,700
Universal Life with Secondary Guarantees	1,981,849	1,621,794	6,903,469
Indexed Universal Life	532,850	326,040	442,711
Other Permanent Cash Value Life Insurance	—	2,896,432	3,109,881
Variable Universal Life	633,535	663,550	694,114

Not subject to discretionary withdrawal or no cash values
Term Policies without cash value	XXX	XXX	4,615,099
Accidental Death Benefits	XXX	XXX	4,975
Disability - Active Lives	XXX	XXX	43,421
Disability - Disabled Lives	XXX	XXX	181,657
Miscellaneous Reserves	XXX	XXX	168,594
Total (Gross: direct + assumed)	18,024,886	20,995,118	32,533,934
Reinsurance Ceded	406,145	377,402	7,373,709
Total (net)	$17,618,741	$20,617,716	$25,160,225

80

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

Separate Account with Guarantees

	Account Value	Cash Value	Reserve
	($ in thousands)
Subject to discretionary withdrawal, surrender values, or policy loans:
Universal Life	$15,387	$15,387	$15,387
Total (Gross: direct + assumed)	15,387	15,387	15,387
Reinsurance Ceded	—	—	—
Total (net)	$15,387	$15,387	$15,387

Separate Account Nonguaranteed

	Account Value	Cash Value	Reserve
	($ in thousands)
Subject to discretionary withdrawal, surrender values, or policy loans:
Variable Universal Life	$2,469,442	$2,365,038	$2,353,557
Total (Gross: direct + assumed)	2,469,442	2,365,038	2,353,557
Reinsurance Ceded	—	—	—
Total (net)	$2,469,442	$2,365,038	$2,353,557

Reconciliation of Total Life Reserves

Life & Accident & Health Annual Statement:	($ in thousands)
Exhibit 5, Life Insurance Section, Total (net)	$24,800,573
Exhibit 5, Accidental Death Benefits Section, Total (net)	4,289
Exhibit 5, Disability - Active Lives Section, Total (net)	41,149
Exhibit 5, Disability - Disabled Lives Section, Total (net)	168,244
Exhibit 5, Miscellaneous Reserves Section Total (net)	145,970
Subtotal	25,160,225
Separate Accounts Annual Statement:
Exhibit 3, Line 0199999, Column 2	2,368,944
Subtotal	2,368,944
Combined total	$27,529,169

81

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

Withdrawal characteristics of the Company’s life actuarial reserves as of December 31, 2021, are as follows:

General Account

	Account Value	Cash Value	Reserve
	($ in thousands)
Subject to discretionary withdrawal, surrender values, or policy loans:
Term Policies with Cash Value	$—	$42,707	$486,764
Universal Life	14,494,443	14,984,033	15,408,247
Universal Life with Secondary Guarantees	2,081,396	1,636,976	6,582,203
Indexed Universal Life	466,948	292,557	408,519
Other Permanent Cash Value Life Insurance	—	2,877,581	3,091,864
Variable Universal Life	467,769	473,837	500,499

Not subject to discretionary withdrawal or no cash values
Term Policies without cash value	XXX	XXX	5,403,159
Accidental Death Benefits	XXX	XXX	5,261
Disability - Active Lives	XXX	XXX	46,678
Disability - Disabled Lives	XXX	XXX	190,032
Miscellaneous Reserves	XXX	XXX	164,572
Total (Gross: direct + assumed)	17,510,556	20,307,691	32,287,798
Reinsurance Ceded	441,998	388,763	8,120,248
Total (net)	$17,068,558	$19,918,928	$24,167,550

Separate Account with Guarantees

	Account Value	Cash Value	Reserve
	($ in thousands)
Subject to discretionary withdrawal, surrender values, or policy loans:
Universal Life	$3,684	$3,684	$3,684
Total (Gross: direct + assumed)	3,684	3,684	3,684
Reinsurance Ceded	—	—	—
Total (net)	$3,684	$3,684	$3,684

Separate Account Nonguaranteed

	Account Value	Cash Value	Reserve
	($ in thousands)
Subject to discretionary withdrawal, surrender values, or policy loans:
Variable Universal Life	$1,974,438	$1,896,321	$1,883,507
Total (Gross: direct + assumed)	1,974,438	1,896,321	1,883,507
Reinsurance Ceded	—	—	—
Total (net)	$1,974,438	$1,896,321	$1,883,507

82

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

Reconciliation of Total Life Reserves

Life & Accident & Health Annual Statement:	($ in thousands)
Exhibit 5, Life Insurance Section, Total (net)	$23,803,473
Exhibit 5, Accidental Death Benefits Section, Total (net)	4,554
Exhibit 5, Disability - Active Lives Section, Total (net)	43,977
Exhibit 5, Disability - Disabled Lives Section, Total (net)	175,954
Exhibit 5, Miscellaneous Reserves Section Total (net)	139,592
Subtotal	24,167,550
Separate Accounts Annual Statement:
Exhibit 3, Line 0199999, Column 2	1,887,191
Subtotal	1,887,191
Combined total	$26,054,741

17. Premiums Deferred and Uncollected

Life insurance premiums deferred and uncollected represent annual or fractional premiums, either due and uncollected or not yet due, where policy reserves have been provided on the assumption that the full premium for the current policy year has been collected.

Deferred and uncollected life insurance premiums, net of reinsurance, as of December 31 were as follows:

2022
Type	Gross	Net of Loading
	($ in thousands)
Industrial	$10	$6
Ordinary new business	78	48
Ordinary renewal	7,749	3,350
Group Life	(2,687)	(2,595)
Totals	$5,150	$809

2021
Type	Gross	Net of Loading
	($ in thousands)
Industrial	$10	$6
Ordinary new business	48	35
Ordinary renewal	(30,403)	(34,780)
Group Life	(2,881)	(2,818)
Totals	$(33,226)	$(37,557)

83

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

18.	Separate Accounts

The Company utilizes Separate Accounts to record and account for assets and liabilities for particular lines of business. For the current reporting year, the Company reported assets and liabilities from the following product lines into a Separate Account:

•	Market value adjusted annuities
•	Variable annuities
•	Variable life contracts
•	BOLI fixed universal life contracts

Separate Accounts held by the Company are for market value adjusted annuities and individual and group variable annuity and life contracts. The Separate Account for market value adjusted annuities provides the opportunity for the policyholder to invest in one or any combination of interest rate guarantee periods. The assets for this account are carried at fair value and are held in a non-unitized Separate Account. Amounts withdrawn from the contract in excess of the free withdrawal amount are subject to market value adjustment, which can be positive or negative. The market value adjusted annuity business has been included in the “Non-indexed Guarantee more than 4%” and the “Non-indexed Guarantee less than 4%” columns of the table disclosing information regarding the Company’s Separate Account as shown later in Note 18.

The Separate Accounts for the individual and group variable business invest in shares of various mutual funds with external investment advisors. The net investment experience of the Separate Account is credited directly to the policyholder and can be positive or negative. The individual and group variable business has been included in the “Nonguaranteed Separate Accounts” column of the table disclosing information regarding the Company’s Separate Accounts as shown later in Note 18.

Some of the variable annuity contracts contain GMDB, GMIB, and GLWB features, which are described in Note 1.

The Separate Accounts for the structured annuity business invest in funds tied to various market indices. The annual year-over-year return is credited directly to the policyholder and can be positive or negative subject to contractual floors and caps. The structured annuity business has been included in the “Indexed” column in the table later in Note 18.

These products are included within the Separate Accounts pursuant to Tennessee Code Section 56-3-501.

In accordance with the products recorded within the Separate Account, the Separate Account assets are considered legally insulated from the General Account, except for market value adjusted annuities. As of December 31, 2022 and 2021, the Company’s Separate Account included legally insulated assets of $13.3 billion and $15.3 billion, respectively. As of December 31, 2022 and 2021, the Company’s Separate Account statement included not legally insulated assets of $0.8 billion and $1.1 billion, respectively. The Separate Account assets as of December 31 are attributed to the following products:

84

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

2022
Product	Legally Insulated Assets	Separate Account Assets (Not Legally Insulated)
	($ in thousands)
Variable annuities	$10,813,155	$—
Variable life contracts	2,474,038	—
Market value adjusted annuities	—	808,132
BOLI fixed universal life	16,317	—
Total	$13,303,510	$808,132

2021
Product	Legally Insulated Assets	Separate Account Assets (Not Legally Insulated)
	($ in thousands)
Variable annuities	$13,294,478	$—
Variable life contracts	1,984,116	—
Market value adjusted annuities	—	1,103,784
BOLI fixed universal life	3,565	—
Total	$15,282,159	$1,103,784

In accordance with the products recorded within the Separate Account, some Separate Account liabilities are guaranteed by the General Account. To compensate the General Account for the risk taken, the Separate Account paid risk charges of $231.2 million in 2022, $244.6 million in 2021, $230.2 million in 2020, $244.5 million in 2019, and $260.2 million in 2018.

For the year ended December 31, 2022, $9.2 million was paid by the General Account toward Separate Account guarantees. The total Separate Account guarantees paid by the General Account for the preceding four years ended December 31, 2021, 2020, 2019, and 2018, were $4.4 million, $4.5 million, $3.2 million, and $2.8 million, respectively.

The Company did not have securities lending transactions within the Separate Accounts during either 2022, 2021 or 2020.

85

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

Information regarding the Company's Separate Accounts is as follows:

2022

	Indexed	Nonindexed Guarantee Less Than 4%	Nonindexed Guarantee More Than 4%	Nonguaranteed Separate Account	Total
	($ in thousands)
(1) Premiums, consideration or deposits for the year ended 12/31/2022	$80,800	$5	$11	$1,345,508	$1,426,324
Reserves at 12/31/2022
(2) For accounts with assets at:
(a) Fair value	$202,305	$191,197	$610,679	$13,086,501	$14,090,682
(b) Amortized cost	—	—	—	—	—
(c) Total reserves	$202,305	$191,197	$610,679	$13,086,501	$14,090,682
(3) By withdrawal characteristics:
(a) Subject to discretionary withdrawal:
1. With market value adjustment	$202,305	$191,197	$610,679	$—	$1,004,181
2. At book value without market value adjustment and with current surrender charge of 5% or more	—	—	—	—	—
3. At fair value	—	—	—	13,086,501	13,086,501
4. At book value without market value adjustment and with current surrender charge less than 5%	—	—	—	—	—
5. Subtotal	202,305	191,197	610,679	13,086,501	14,090,682
(b) Not subject to discretionary withdrawal	—	—	—	—	—
(c) Total	$202,305	$191,197	$610,679	$13,086,501	$14,090,682

(4) Reserves for Asset Default Risk in Lieu of AVR	$—	$—	$—	$—	$—

86

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

2021

	Indexed	Nonindexed Guarantee Less Than 4%	Nonindexed Guarantee More Than 4%	Nonguaranteed Separate Account	Total
	($ in thousands)
(1) Premiums, consideration or deposits for the year ended 12/31/2021	$96,875	$614	$777	$1,396,240	$1,494,506
Reserves at 12/31/2021
(2) For accounts with assets at:
(a) Fair value	$138,594	$230,665	$664,980	$15,082,749	$16,116,988
(b) Amortized cost	—	—	—	—	—
(c) Total reserves	$138,594	$230,665	$664,980	$15,082,749	$16,116,988
(3) By withdrawal characteristics:
(a) Subject to discretionary withdrawal:
1. With market value adjustment	$138,594	$230,665	$664,981	$—	$1,034,240
2. At book value without market value adjustment and with current surrender charge of 5% or more	—	—	—	—	—
3. At fair value	—	—	—	15,082,749	15,082,749
4. At book value without market value adjustment and with current surrender charge less than 5%	—	—	—	—	—
5. Subtotal	138,594	230,665	664,981	15,082,749	16,116,989
(b) Not subject to discretionary withdrawal	—	—	—	—	—
(c) Total	$138,594	$230,665	$664,981	$15,082,749	$16,116,989

(4) Reserves for Asset Default Risk in Lieu of AVR	$—	$—	$—	$—	$—

2020
	Indexed	Nonindexed Guarantee Less Than 4%	Nonindexed Guarantee More Than 4%	Nonguaranteed Separate Account	Total
	($ in thousands)
Premiums, consideration or deposits for the year ended 12/31/2020	$24,711	$3,008	$5	$275,158	$302,882

A reconciliation of net transfers to (from) Separate Accounts is as follows:

	2022	2021	2020
	($ in thousands)
Transfers as reported in the Summary of Operations of the Separate Accounts Statement:
Transfers to Separate Accounts	$1,434,970	$1,504,853	$311,895
Less: Transfers from Separate Accounts	1,132,706	1,217,637	1,175,648
Net transfers to/(from) Separate Accounts	302,264	2,722,490	1,487,543
Reconciling adjustments:
Transfers ceded/assumed under Modco Agreements	(454,087)	(315,050)	(67,442)
Transfers as reported in the Statements of Operations	$(151,823)	$2,407,440	$1,420,101

87

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

19.	Fair Value Measurements

The Company determines the fair value of its financial instruments in accordance with SSAP No. 100R, which defines fair value, establishes a framework for measuring fair value, and expands disclosures about assets and liabilities measured at fair value. The definition of fair value in SSAP No. 100R focuses on an “exit price”, the price that would be received to sell the asset or paid to transfer the liability. Included in various line items in the statutory financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value, such as when impaired, or, for certain bonds and preferred stocks, when carried at the lower of cost or fair value.

The Company's financial assets and liabilities carried at fair value have been classified, for disclosure purposes, based on a hierarchy defined by SSAP No. 100R. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument. The hierarchy is defined as follows:

Level 1: Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2: Quoted prices in markets that are not active or significant inputs that are observable either directly or indirectly. Level 2 inputs include the following:

(a)	Quoted prices for similar assets or liabilities in active markets,
(b)	Quoted prices for identical or similar assets or liabilities in non-active markets,
(c)	Inputs other than quoted market prices that are observable, and
(d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3: Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement.

The following table provides information as of December 31 about the Company’s financial assets (other than derivative instruments) measured at fair value:

2022
Description	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
	($ in thousands)
Assets at fair value
Perpetual preferred stocks
Industrial and miscellaneous	$259,475	$35,572	$5,940	$—	$300,987
Total perpetual preferred stocks	259,475	35,572	5,940	—	300,987

Common stocks
Industrial and miscellaneous	2,028	—	172,515	—	174,543
Total common stocks	2,028	—	172,515	—	174,543
Separate Accounts	13,304,618	701,357	89,350	—	14,095,325
Total assets at fair value	$13,566,121	$736,929	$267,805	$—	$14,570,855

88

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

2021
Description	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
	($ in thousands)
Assets at fair value
Bonds
Residential mortgage-backed securities	$—	$481	$—	$—	$481
Total bonds	—	481	—	—	481

Perpetual preferred stocks
Industrial and miscellaneous	419,774	40,096	6,240	—	466,110
Total perpetual preferred stocks	419,774	40,096	6,240	—	466,110

Common stocks
Industrial and miscellaneous	3,083	—	143,485	—	146,568
Total common stocks	3,083	—	143,485	—	146,568
Separate Accounts	15,306,095	868,093	208,190	—	16,382,378
Total assets at fair value	$15,728,952	$908,670	$357,915	$—	$16,995,537

The following is the Level 3 reconciliation of the beginning balance to the ending balance:

2022
Description	Beginning Balance at 1/1/2022	Transfers into Level 3	Transfers out of Level 3	Total gains and (losses) included in Net Income	Total gains and (losses) included in Surplus	Purchases	Issuances	Sales	Settlements	Ending Balance at 12/31/2022
	($ in thousands)
Assets:
Separate Account mortgage loans	$155,597	$—	$—	$(15,100)	$—	$—	$—	$(64,084)	$—	$76,413
Separate Account bonds	52,593	—	(26,420)	(2,278)*	—	—	—	(10,958)	—	12,937
Common stocks - FHLB	143,475	—	—	—	—	36,405	—	(7,380)	—	172,500
Common stocks - other	10	—	—	—	5	—	—	—	—	15
Perpetual preferred stock	6,240	—	—	—	(300)	—	—	—	—	5,940
Total assets	$357,915	$—	$(26,420)	$(17,378)	$(295)	$36,405	$—	$(82,422)	$—	$267,805

*Transferred out of Level 3 into Level 2 due to a change in price source.

89

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

2021
Description	Beginning Balance at 1/1/2021	Transfers into Level 3	Transfers out of Level 3	Total gains and (losses) included in Net Income	Total gains and (losses) included in Surplus	Purchases	Issuances	Sales	Settlements	Ending Balance at 12/31/2021
	($ in thousands)
Assets:
Separate Account mortgage loans	$206,229	$—	$—	$(6,882)	$—	$12,322	$—	$(56,072)	$—	$155,597
Separate Account bonds	19,299	—	—	(417)	—	38,500	—	(4,789)	—	52,593
Common stocks - FHLB	83,000	—	—	—	—	90,038	—	(29,563)	—	143,475
Common stocks - other	3	—	—	—	7	—	—	—	—	10
Perpetual preferred stock *	6,270	—	—	—	(30)	—	—	—	—	6,240
Total Assets	$314,801	$—	$—	$(7,299)	$(23)	$140,860	$—	$(90,424)	$—	$357,915

*Includes perpetual preferred stock valued at fair value as of 1/1/2021 pursuant to SSAP. No, 32B.

Fair Value Methodology

Description of Pricing Inputs

The Company predominantly uses third-party pricing services and broker quotes to determine fair values. The third-party pricing services and brokers use certain inputs to determine the value of loan-backed and structured securities, including residential mortgage-backed securities, commercial mortgage-backed securities, and other asset-backed securities. For these securities, the valuation consists of inputs such as, but not limited to: 1) monthly principal and interest payments on the underlying assets, 2) average lives of the securities, 3) prepayment speeds, 4) credit spreads, 5) treasury and swap yield curves, 6) discount margins, and 7) credit ratings of the securities.

To price corporate bonds, U.S. government-related securities, and other government-related securities, the brokers and third-party pricing services utilize a valuation model that consists of a hybrid income and market approach to valuation, while the Company uses a discounted cash flow model with both observable and unobservable inputs to determine a price when the securities are illiquid bonds. The external and internal pricing models include inputs such as, but not limited to: 1) principal and interest payments, 2) coupon, 3) maturity, 4) treasury yield curve, 5) credit spreads from new issue and secondary trading markets, 6) dealer quotes with adjustments for issues with early redemption features, 7) illiquidity premiums, 8) discount margins from dealers in the new issue market, 9) underlying collateral, and 10) comparative bond analysis.

The third-party pricing services price equity securities using market observable prices for the same or similar securities traded in an active market.

Mortgage loan valuations are categorized as Level 3. The Company utilizes an internally developed model to estimate fair value. This model includes inputs derived by the Company based on assumed discount rates relative to the Company’s current mortgage lending rate and an expected cash flow analysis based on a review of the mortgage loan terms. The model also contains the Company’s determined representative risk adjustment assumptions related to nonperformance and liquidity risks.

The Company’s Separate Account assets consist of financial instruments similar to those held in the General Account. The Company utilizes the same valuation methodology as described above in determining the fair value of Separate Account assets as the Company does for General Account assets. All assets in the Separate Account are held at fair value, except for BOLI contracts. The BOLI Separate Account assets and liabilities are stated at book value. The Separate Account liability matches the Separate Account asset value and its fair value is determined from valuation methods that are consistent with the Separate Account assets.

90

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

Determination of Fair Values

The valuation methodologies used to determine the fair values of assets and liabilities reflect market participant assumptions and are based on the application of the fair value hierarchy that prioritizes observable market inputs over unobservable inputs. The Company determines the fair values of certain financial assets and financial liabilities based on quoted market prices, where available. The Company also determines certain fair values based on future cash flows discounted at the appropriate current market rate. Fair values reflect adjustments for counterparty credit quality, the Company’s credit standing, liquidity, and where appropriate, risk margins on unobservable parameters. The following is a discussion of the methodologies used to determine fair values for financial instruments owned by the Company.

The fair values of corporate bonds, government securities, equity securities, and mortgage-backed securities are determined by management after considering one of three primary sources of information: third-party pricing services, non-binding independent broker quotations, or pricing matrices. Security pricing is applied using a ‘‘waterfall’’ approach whereby publicly available prices are first sought from third-party pricing services and the remaining unpriced securities are submitted to independent brokers for non-binding prices. Typical inputs used by these pricing methods include, but are not limited to: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, and reference data including market research publications. Based on the typical trading volumes and the lack of quoted market prices for fixed maturity investments, third-party pricing services derive the majority of security prices from observable market inputs such as recent reported trades for identical or similar securities making adjustments through the reporting date based upon available market observable information outlined above. If there are no recent reported trades, the third-party pricing services and brokers may use matrix or model processes to develop a security price where future cash flow expectations are developed based upon collateral performance and discounted at an estimated market rate. Certain securities are priced via independent non-binding broker quotations, which are considered to have no significant unobservable inputs. When using non-binding independent broker quotations, the Company obtains two quotes per security when available. Where multiple broker quotes are obtained, the Company reviews the quotes and selects the quote that provides the best estimate of the price a market participant would pay for these specific assets in an arm’s-length transaction. A pricing matrix is used to price securities for which the Company is unable to obtain or effectively rely on either a price from a third-party pricing service or an independent broker quotation.

The Company has analyzed the third-party pricing services’ valuation methodologies and related inputs and has also evaluated the various types of securities in its investment portfolio to determine an appropriate fair value hierarchy level based upon trading activity and the observability of market inputs. Based on this evaluation and investment class analysis, each price was classified into Level 1, 2, or 3. Most prices provided by third-party pricing services are classified into Level 2 because the significant inputs used in pricing the securities are market observable and the observable inputs are corroborated by the Company. Since the matrix pricing of certain debt securities includes significant non-observable inputs, they are classified as Level 3.

91

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

The pricing matrix used by the Company begins with current spread levels to determine the market price for the security. The credit spreads, assigned by brokers, incorporate the issuer’s credit rating, liquidity discounts, weighted average of contracted cash flows, risk premium, if warranted, due to the issuer’s industry, and the security’s time to maturity. The Company uses credit ratings provided by nationally recognized rating agencies.

For securities that are priced via non-binding independent broker quotations, the Company assesses whether prices received from independent brokers represent a reasonable estimate of fair value through an analysis using internal and external cash flow models developed based on spreads and, when available, market indices. The Company uses a market-based cash flow analysis to validate the reasonableness of prices received from independent brokers. These analytics, which are updated daily, incorporate various metrics (yield curves, credit spreads, prepayment rates, etc.) to determine the valuation of such holdings. As a result of this analysis, if the Company determines there is a more appropriate fair value based upon the analytics, the price received from the independent broker is adjusted accordingly. The Company did not adjust any quotes or prices received from brokers during the years ended December 31, 2022, 2021 and 2020.

The fair value hierarchy of derivative instruments measured at fair value at December 31 is as follows:

2022
Description	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
	($ in thousands)
Derivative assets
Interest rate contracts	$2,589	$783	$—	$—	$3,372
Foreign currency contracts	1,295	—	—	—	1,295
Equity contracts	21,977	339,462	—	—	361,439
Total derivative assets	$25,861	$340,245	$—	$—	$366,106

Derivative liabilities
Interest rate contracts	$1,889	$31,840	$—	$—	$33,729
Foreign currency contracts	1,752	15,208	—	—	16,960
Equity contracts	7,546	205,462	—	—	213,008
Total derivative liabilities	$11,187	$252,510	$—	$—	$263,697

2021
Description	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
	($ in thousands)
Derivative assets
Interest rate contracts	$4,528	$203,342	$—	$—	$207,870
Foreign currency contracts	365	—	—	—	365
Equity contracts	54,006	986,476	—	—	1,040,482
Total derivative assets	$58,899	$1,189,818	$—	$—	$1,248,717

Derivative liabilities
Interest rate contracts	$4,416	$173,931	$—	$—	$178,347
Foreign currency contracts	2,049	12,708	—	—	14,757
Equity contracts	13,102	766,552	—	—	779,654
Total derivative liabilities	$19,567	$953,191	$—	$—	$972,758

92

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

There were no Level 3 derivatives held by the Company as of December 31, 2022 or 2021.

Derivative instruments are valued using exchange prices or counterparty quotations. The Company performs quantitative and qualitative analysis each quarter on derivative valuations. Derivative instruments classified as Level 1 generally include futures, options, and warrants, all of which are traded on active exchange markets. Derivative instruments classified as Level 2 primarily include swaps, options, forwards, and swaptions, which are traded over the counter. Level 2 also includes certain centrally cleared derivatives. These Level 2 derivative valuations are determined using independent broker quotations, which are corroborated with observable market inputs.

The following table presents the Company’s fair value hierarchy for its financial instruments as of December 31:

2022
Type of Financial Instrument	Aggregate Fair Value	Carrying Value	Level 1	Level 2	Level 3
	($ in thousands)
Assets
Bonds	$41,441,691	$47,180,219	$298,362	$39,184,615	$1,958,714
Common stocks *	174,544	174,544	2,029	—	172,515
Preferred stocks	465,457	540,147	423,945	35,572	5,940
Mortgage loans	9,744,553	10,558,447	—	—	9,744,553
Cash	6,142	6,142	6,142	—	—
Cash equivalents	362,949	362,949	362,949	—	—
Contract loans	830,400	830,400	—	—	830,400
Derivative assets	366,106	366,106	25,860	340,246	—
Derivative collateral and receivables	60,639	60,639	60,639	—	—
Securities lending collateral	162,119	162,119	—	162,119	—
Other invested assets *	673,066	801,636	—	648,038	25,028
Separate Account assets	14,111,355	14,111,642	13,307,270	714,735	89,350
Liabilities
Guaranteed investment contracts (GICs)	9,510,471	9,806,466	—	—	9,510,471
Deposit-type contracts other than GICs	2,197,819	2,099,585	—	—	2,197,819
Derivative liabilities	263,697	267,352	11,188	252,509	—
Derivative collateral and payables	62,269	62,269	62,269	—	—
Surplus Notes	82,585	110,000	—	—	82,585

* Excluding investments accounted for under the equity method

93

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

2021
Type of Financial Instrument	Aggregate Fair Value	Carrying Value	Level 1	Level 2	Level 3
	($ in thousands)
Assets
Bonds	$52,216,520	$47,120,591	$288,925	$49,897,680	$2,029,915
Common stocks*	146,568	146,568	3,083	—	143,485
Preferred stocks	716,544	707,270	670,208	40,096	6,240
Mortgage loans	9,977,072	9,557,217	—	—	9,977,072
Cash	33,923	33,923	33,923	—	—
Cash equivalents	415,205	415,205	415,205	—	—
Short-term investments	2,696	2,626	—	2,696	—
Contract loans	847,471	847,471	—	—	847,471
Derivative assets	1,248,717	1,248,717	58,899	1,189,818	—
Derivative collateral and receivables	192,298	192,298	192,298	—	—
Securities lending collateral	179,083	179,083	—	179,083	—
Other invested assets	910,872	809,003	—	908,487	2,385
Separate Account assets	16,385,818	16,385,944	15,306,358	871,270	208,190
Liabilities
Guaranteed investment contracts (GICs)	8,598,320	8,194,685	—	—	8,598,320
Deposit-type contracts other than GICs	2,311,603	2,178,649	—	—	2,311,603
Derivative liabilities	972,758	960,050	19,567	953,191	—
Derivative collateral and payables	195,926	195,926	195,926	—	—
Surplus Notes	116,027	110,000	—	—	116,027

* Excluding investments accounted for under the equity method

Bond and preferred stock fair values are determined using methodologies prescribed by the NAIC. The fair values of bonds and preferred stocks are determined by management after considering one of three primary sources of information: third-party pricing services, non-binding independent broker quotations, or pricing matrices.

Publicly traded unaffiliated common stock is valued based on market trades and is a Level 1 valuation under SSAP No. 100R. As of December 31, 2022 and 2021, the Company held $172.5 million and $143.5 million, respectively, of FHLB stock, which is classified as Level 3. The Company believes that the cost of the FHLB stock approximates fair value. The remaining amount of equity securities classified as Level 3 consists primarily of holdings obtained through bankruptcy proceedings, debt restructurings or tender offers, including $15 thousand and $10 thousand of Hercules Inc. publicly traded common stock warrants obtained through a tender offer as of December 31, 2022 and 2021, respectively.

The carrying value of the Company’s cash and short-term investments approximates fair value.

Cash equivalent fair values are determined using methodologies prescribed by the NAIC. The fair value of cash equivalents is provided by a third-party pricing service.

The Company estimates the fair value of mortgage loans using an internally developed model. This model includes inputs derived by the Company based on assumed discount rates relative to the Company’s current mortgage loan lending rate and an expected cash flow analysis based on a review of the mortgage loan terms. The model also contains the Company’s determined representative risk adjustment assumptions related to nonperformance and liquidity risks.

94

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

Contract loans are funds provided to policy holders in return for a claim on the account value of the policy. The funds provided are limited to a certain percent of the account balance. The nature of contract loans is to have low default risk as the loans are fully collateralized by the value of the policy. The majority of contract loans do not have a stated maturity and the balances and accrued interest are repaid with proceeds from the policy account balance. Due to the collateralized nature of contract loans and unpredictable timing of repayments, the Company’s fair value of contract loans approximates carrying value.

For the fair value of domestic securities categorized as securities lending collateral, the Securities Lending program administrator uses four vendors as information sources for prices and other indicative data. Pricing data is requested daily, as available. In the event multiple prices are received for the same security, the lower price is utilized.

The Separate Account assets are carried at fair value and are equal to the Separate Account liabilities, which represent the policyholder’s equity in those assets, except for BOLI contracts. The BOLI Separate Account assets are stated at book value. These amounts are reported separately as assets and liabilities related to Separate Accounts in the accompanying financial statements. Separate Account assets are invested in bonds, mortgage loans, preferred stocks, and open-ended mutual funds. The fair values of bonds and preferred stocks held in Separate Accounts are determined using methodologies prescribed by the NAIC. The fair values of bonds and preferred stocks are determined by management after considering one of three primary sources of information: third-party pricing services, non-binding independent broker quotations, or pricing matrices. These valuations are generally categorized as a Level 2 valuation as defined by SSAP No. 100R. The fair value of open-ended mutual funds held in Separate Accounts was obtained from unadjusted quoted market prices. These valuations are categorized as a Level 1 valuation as defined by SSAP No. 100R.

Other invested assets, excluding investments accounted for under the equity method, include investments in unaffiliated surplus debentures and investments in partnerships. The fair value of investments accounted for under the equity method approximates par value. The fair value of certain surplus notes reported as "Other invested assets" is determined using methodologies prescribed by the NAIC. The fair value of these surplus notes is determined by management after considering one of three primary sources of information: third-party pricing services, non-binding independent broker quotations, or pricing matrices. The fair value of certain partnerships reported as “Other Invested assets” is determined using the cost method, net of any impairment.

Fair values of the Company's guaranteed investment contracts are estimated using discounted cash flows. Other deposit-type contracts include annuities certain, supplemental contracts, dividend accumulations, and retained assets. The Company estimates the fair values of annuities certain and supplemental contracts using models based on discounted estimated cash flows. The discount rates used in the models were based on a current market rate for similar financial instruments. The Company estimates that the fair value of dividend accumulations and retained asset balances approximate carrying value.

Included in the derivative liabilities fair value disclosure are $15.2 million and $12.7 million related to a derivative instrument qualifying for hedge accounting that have an $18.9 million and $0 carrying value in the Statements of Admitted Assets, Liabilities, and Capital and Surplus as of December 31, 2022 and 2021, respectively.

95

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

The Company estimates the fair value of its Surplus Notes using internal discounted cash flow models. The discount rates used in the model are based on a current market yield for similar financial instruments.

The Company held no financial instruments as of December 31, 2022 and 2021, for which it was not practicable to estimate fair value. The Company held no financial instruments measured at NAV as of December 31, 2022 and 2021.

20.	Retained Assets

The Company accounts for retained assets in a manner similar to supplementary contracts. Claims expense is reported in “Death and annuity benefits” in the Statements of Operations. In lieu of a cash payment to the beneficiary, a liability is established in “Liability for deposit-type contracts” in the Statements of Admitted Assets, Liabilities, and Capital and Surplus. For 2020 and through March 2021, the credited rate for direct retained asset accounts was 0.40% for accounts opened prior to May 1, 2019, and 1.0% for accounts opened on or after May 1, 2019. After April 1, 2021 and for 2022, the credited rate for all direct retained asset accounts was 0.40%.

In the event of a claim, the beneficiary is given the option of a direct payment, a settlement option provided by the policy or a retained asset account. Retained asset accounts are generally used as the default method for settlement of claims when an election for payment has not been made. For some assumed business, however, retained asset accounts are not the default method for settlement of claims.

The table below summarizes the number and balance of retained asset accounts in force, by aging category, as of December 31:

	In Force ($ in thousands)
	2022		2021
	Number	Balance	Number	Balance
Up to and including 12 Months	1,159	$157,750	1,420	$204,839
13 to 24 Months	952	105,455	862	95,251
25 to 36 Months	637	60,012	612	59,434
37 to 48 Months	472	44,564	473	31,884
49 to 60 Months	352	22,348	379	21,648
Over 60 Months	2,267	117,668	2,198	113,744
Total	5,839	507,797	5,944	526,800

96

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

(Statutory Basis)

The Company’s retained asset accounts are individual contracts. The table below shows retained asset components as of December 31:

	($ in thousands)
	2022		2021
	Number	Balance	Number	Balance
Number/Balance of Retained Asset Accounts at the Beginning of the Year	5,944	$526,800	5,594	$445,499
Number/Balance of Retained Asset Account Issue/Added During the Year	2,214	467,213	2,452	474,218
Investment Earnings Credited to Retained Asset Accounts During the Year	XXX	2,349	XXX	2,702
Fees and Other Charges Assessed to Retained Asset Accounts During the Year	XXX	—	XXX	—
Number/Amount of Retained Asset Accounts Transferred to State Unclaimed Property funds During the Year	79	67	6	18
Number/Amount of Retained Asset Accounts Closed/Withdrawn During the Year	2,240	488,498	2,096	395,601
Number/Balance of Retained Asset Accounts at the End of the Year	5,839	$507,797	5,944	$526,800

21.	Company-owned Life Insurance

The Company is the owner and beneficiary of life insurance policies included in the “Other assets” line of the Statements of Admitted Assets, Liabilities, and Capital and Surplus at their cash surrender values pursuant to SSAP No. 21R. At December 31, 2022 the cash surrender value in an investment vehicle was $666.7 million. This was allocated into the following categories based on primary underlying investment characteristics, other invested assets 72.8%, stocks 25.3%, and cash and short-term investments 1.9%. At December 31, 2021, the cash surrender value in an investment vehicle was $710.0 million. This was allocated into the following categories based on primary underlying investment characteristics, other invested assets 68.3%, stocks 29.6%, and cash and short-term investments 2.1%.

22.	Subsequent Events

As a result of events that occurred at certain financial institutions and the subsequent regulatory actions taken during March of 2023, the Company has evaluated the impact of these events to certain holdings within its investment portfolio. As a result of this evaluation, the Company sold certain bonds and recognized a pre-tax realized investment loss of $11.1 million. In addition, the Company identified certain investments in bonds on which it will take other-than-temporary impairments as of March 31, 2023, based on the fair value of the underlying holdings. As of the date of this report, the Company expects to recognize pre-tax other-than-temporary impairments of approximately $78.6 million, related to certain investment holdings within the banking sector.

The Company has evaluated the effects of events subsequent to December 31, 2022, and through March 31, 2023 (the date of the issuance of the Statutory statements included herein), and there are no other material subsequent events to report.

97

SUPPLEMENTAL SCHEDULES

PROTECTIVE LIFE INSURANCE COMPANY

SCHEDULE I

Summary of Investments-Other than Investments in Related Parties as of December 31, 2022

Type of investment	Cost	Fair Value	Amount at which shown in the balance sheet
	($ in thousands)
Fixed maturities:
Bonds:
United States Government and government agencies and authorities	$3,691,153	$3,207,186	$3,691,153
States, municipalities and political subdivisions	550,031	516,605	550,031
Foreign governments	105,885	95,888	105,885
Public utilities	4,420,176	3,894,222	4,420,176
Convertibles and bonds with warrants attached	72,316	72,109	72,316
All other corporate bonds	38,340,657	33,655,682	38,340,657
Redeemable preferred stocks	239,160	164,470	239,160
Total fixed maturities	47,419,378	41,606,162	47,419,378
Equity securities:
Common stocks:
Banks, trust and insurance companies	172,500	172,500	172,500
Industrial, miscellaneous and all other	1,230	2,044	2,044
Nonredeemable preferred stocks	411,931	300,987	300,987
Total equity securities	585,661	475,531	475,531
Mortgage loans on real estate	10,558,447	9,744,553	10,558,447
Policy loans	830,400	830,400	830,400
Other long-term investments	1,399,159	1,265,127	1,393,697
Total investments	$60,793,045	$53,921,773	$60,677,453

See accompanying independent auditors’ report.

S-1

PROTECTIVE LIFE INSURANCE COMPANY

SCHEDULE IV

Reinsurance

as of and for the years ended December 31, 2022, 2021, and 2020

	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
	($ in thousands)
2022
Life insurance in force	$701,879,708	$213,857,595	$137,079,032	$625,101,145	21.9%
Premiums:
Life insurance	$5,182,542	$2,544,520	$727,562	$3,365,584	21.6%
Accident and health insurance	57,869	2,148	13,985	69,706	20.1%
Total	$5,240,411	$2,546,668	$741,547	$3,435,290	21.6%

2021
Life insurance in force	$633,068,368	$232,765,104	$184,926,353	$585,229,617	31.6%
Premiums:
Life insurance	$5,229,653	$1,050,368	$878,036	$5,057,321	17.4%
Accident and health insurance	11,287	3,116	28,740	36,911	77.9%
Total	$5,240,940	$1,053,484	$906,776	$5,094,232	17.8%

2020
Life insurance in force	$579,902,781	$268,256,639	$200,708,224	$512,354,366	39.2%
Premiums:
Life insurance	$4,075,575	$1,657,228	$1,272,377	$3,690,724	34.5%
Accident and health insurance	14,463	3,147	64,614	75,930	85.1%
Total	$4,090,038	$1,660,375	$1,336,991	$3,766,654	35.5%

See accompanying independent auditors’ report.

S-2